UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-58043
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 67	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 100	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Soloist®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class
•	Aberdeen U.S. Multi-Cap Equity Fund: Institutional Service Class
•	Aberdeen U.S. Small Cap Equity Fund: Class A
•	American Century Growth Fund: Investor Class
•	American Century Income & Growth Fund: Investor Class
•	American Century International Growth Fund: Investor Class
•	American Century Short Term Government Fund: Investor Class
•	American Century Ultra® Fund: Investor Class
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
•	BNY Mellon Insight Core Plus Fund: Class A
•	Delaware High-Yield Opportunities Fund: Institutional Class
•	Dreyfus Appreciation Fund, Inc.
•	Dreyfus Balanced Opportunity Fund: Class Z

•	Dreyfus S&P 500 Index Fund
•	Dreyfus Sustainable U.S. Equity Fund, Inc. (The): Class Z
•	Federated Bond Fund: Class F Shares
•	Federated High Yield Trust: Service Shares
•	Fidelity Advisor® Balanced Fund: Class M
•	Fidelity Advisor® Equity Income Fund: Class M
•	Fidelity Advisor® Growth Opportunities Fund: Class M
•	Fidelity Advisor® High Income Advantage Fund: Class M
•	Fidelity Asset Manager 50%
•	Fidelity Capital & Income Fund
•	Fidelity Equity-Income Fund
•	Fidelity Magellan® Fund
•	Fidelity Puritan Fund
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Invesco Mid Cap Growth Fund: Class A
•	Janus Henderson Forty Fund: Class T
•	Janus Henderson Global Research Fund: Class T
•	Janus Henderson Research Fund: Class T
•	Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
•	MFS® Strategic Income Fund: Class A
•	Nationwide Bond Fund: Institutional Service Class
•	Nationwide Dynamic U.S. Growth Fund: Class A
•	Nationwide Dynamic U.S. Growth Fund: Institutional Service Class
•	Nationwide Fund: Class A
•	Nationwide Fund: Institutional Service Class
•	Nationwide Government Money Market Fund: Investor Shares
•	Nationwide Inflation-Protected Securities Fund: Institutional Service Class
•	Nationwide S&P 500 Index Fund: Service Class
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Genesis Fund: Trust Class
•	Neuberger Berman Guardian Fund: Investor Class
•	Neuberger Berman Large Cap Value Fund: Investor Class
•	Neuberger Berman Short Duration Bond Fund: Investor Class
•	Neuberger Berman Sustainable Equity Fund: Trust Class
•	Oppenheimer Global Fund: Class A
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Templeton Foreign Fund: Class A
•	Virtus Tactical Allocation Fund: Class A
•	Wells Fargo Classic Value Fund - Administrative Class
•	Wells Fargo Common Stock Fund: Class A
•	Wells Fargo Large Cap Growth Fund: Class A
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan – The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.
Small Employer – An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Two-Year Period – The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") for contracts issued on or after January 1,1993 (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993	5% [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

[1]	Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC. The CDSC is waived:
•	for first year withdrawals of up to 10% of purchase payments for IRAs; or
•	for any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
[2]	After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account. They are charged on a daily basis at the annualized rate noted above.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.12%	2.64%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.64%)	$1,045	$1,743	$2,451	$4,563	*	$1,343	$2,251	$4,563	$445	$1,343	$2,251	$4,563
Minimum Total Underlying Mutual Fund Operating Expenses (0.12%)	$ 781	$ 959	$1,163	$2,089	*	$ 559	$ 963	$2,089	$181	$ 559	$ 963	$2,089
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years
Synopsis of the Contracts
The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. All contracts issued on or after January 1, 1993 were issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.
Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the Annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.

Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments withdrawn.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Charges and Deductions
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn (5% of purchase payments withdrawn for contracts issued prior to January 1, 1993). As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
For contracts issued on or after January 1, 1993, the CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:
(a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
(b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements for this contract under the Internal Revenue Code.
For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within eight years of the date of the withdrawal request, or the amount withdrawn. In no event will any CDSC be charged against any amounts held under the contract for at least eight years. Certain partial withdrawals may be requested for which no CDSC will be assessed. For any purchase payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously withdrawn free of charge).
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
For Individual Retirement Accounts, Nationwide will waive the CDSC when:
•	the designated Annuitant dies; or
•	the contract is annuitized after two years from the inception of the contract.
No CDSC applies to transfers between or among the various investment options in the contract.
In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Fund Information.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Ownership and Interests in the Contract
Contract Owner
All contract rights are exercised by the Annuitant. Throughout this prospectus, all discussions relating to the rights and capabilities of a Contract Owner under the contracts apply to the Annuitant.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Although not the Contract Owner, the Annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Annuitant exercising the right of the Contract Owner may request to change the following:
•	Annuitant;
•	Contingent Annuitant;
•	beneficiary; or
•	contingent beneficiary.
The Annuitant must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Annuitant), whether or not the Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and

(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a Contract Maintenance Charge
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under a Qualified Plan
The contract withdrawal provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.

Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Government Money Market Fund - Investor Shares
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge).
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Death Benefit
Death of Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after May 1, 1998 (or a later date if required by state law):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less any amounts withdrawn.
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.

The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Qualified Plan, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 002-58043

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. Some of the underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. Others are publicly available underlying mutual funds. Regardless, there is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Sub-advisor:	Aberdeen Asset Managers Limited
Investment Objective:	The fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income and capital appreciation.
Aberdeen U.S. Multi-Cap Equity Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: STTF
Aberdeen U.S. Small Cap Equity Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: STTF
American Century Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Income & Growth Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
American Century International Growth Fund: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF
American Century Short Term Government Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks high current income while maintaining safety of principal.
American Century Ultra® Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

BNY Mellon Insight Core Plus Fund: Class A
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Insight North America LLC
Investment Objective:	The fund seeks high total return consistent with preservation of capital.
Delaware High-Yield Opportunities Fund: Institutional Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks total return and, as a secondary objective, high current income.
Dreyfus Appreciation Fund, Inc.
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Balanced Opportunity Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before August 30, 2011
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks high total return through a combination of capital appreciation and current income.
Dreyfus S&P 500 Index Fund
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Fund, Inc. (The): Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Federated Bond Fund: Class F Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.
Federated High Yield Trust: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Designation: STTF
Fidelity Advisor® Balanced Fund: Class M
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and growth of capital.
Fidelity Advisor® Equity Income Fund: Class M
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.
Fidelity Advisor® Growth Opportunities Fund: Class M
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Advisor® High Income Advantage Fund: Class M
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.
Fidelity Asset Manager 50%
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.
Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks to provide a combination of income and capital growth.
Fidelity Equity-Income Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.
Fidelity Magellan® Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Fidelity Puritan Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, which may occasionally be short term. The secondary goal is income.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Invesco Mid Cap Growth Fund: Class A
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth.

Janus Henderson Forty Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Henderson Global Research Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson Research Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF
MFS® Strategic Income Fund: Class A
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.
Nationwide Bond Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Designation: STTF
Nationwide Dynamic U.S. Growth Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF
Nationwide Dynamic U.S. Growth Fund: Institutional Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF
Nationwide Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Government Money Market Fund: Investor Shares
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high level of current income as is consistent with preserving capital and maintaining liquidity and seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Inflation-Protected Securities Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.
Nationwide S&P 500 Index Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to provide investment results that correspond to the price and yield of stocks in the S&P 500 Index.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Guardian Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman Large Cap Value Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital
Neuberger Berman Short Duration Bond Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Sustainable Equity Fund: Trust Class
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.
Virtus Tactical Allocation Fund: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co., Kayne Anderson Rudnick Investment Management, LLC and Newfleet Asset Management, LLC
Investment Objective:	The fund has investment objective of capital appreciation and income.
Wells Fargo Classic Value Fund - Administrative Class
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Common Stock Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Wells Fargo Large Cap Growth Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2018. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class - NQ
2018	11.115366	11.076681	-0.35%	34,972
2017	11.081619	11.115366	0.30%	38,123
2016	10.147839	11.081619	9.20%	45,021
2015	10.788667	10.147839	-5.94%	40,275
2014	11.095401	10.788667	-2.76%	45,516
2013	11.597429	11.095401	-4.33%	50,873
2012	11.224535	11.597429	3.32%	64,761
2011	10.955114	11.224535	2.46%	69,098
2010	10.549735	10.955114	3.84%	234,344
2009*	10.000000	10.549735	5.50%	89,576
Aberdeen U.S. Multi-Cap Equity Fund: Institutional Service Class - Q/NQ
2018	20.538927	18.954004	-7.72%	64,397
2017	17.203115	20.538927	19.39%	76,645
2016	15.716862	17.203115	9.46%	84,286
2015	16.546179	15.716862	-5.01%	87,681
2014	15.529569	16.546179	6.55%	100,216
2013	12.326161	15.529569	25.99%	111,074
2012	10.734253	12.326161	14.83%	115,225
2011*	10.000000	10.734253	7.34%	136,054
Aberdeen U.S. Small Cap Equity Fund: Class A - NQ
2018	51.537023	44.064178	-14.50%	25,484
2017	47.027996	51.537023	9.59%	30,458
2016	38.653194	47.027996	21.67%	37,115
2015	36.164338	38.653194	6.88%	33,208
2014	34.329327	36.164338	5.35%	35,641
2013	24.468250	34.329327	40.30%	37,059
2012	21.734180	24.468250	12.58%	39,623
2011	23.508324	21.734180	-7.55%	48,353
2010	18.648184	23.508324	26.06%	0
2009	13.738096	18.648184	35.74%	75,542
American Century Growth Fund: Investor Class - NQ
2018	199.973020	194.139752	-2.92%	20,922
2017	155.737530	199.973020	28.40%	23,429
2016	151.493071	155.737530	2.80%	25,070
2015	146.793120	151.493071	3.20%	29,717
2014	133.716511	146.793120	9.78%	32,800
2013	104.723334	133.716511	27.69%	37,527
2012	93.147510	104.723334	12.43%	45,320
2011	95.227762	93.147510	-2.18%	49,332
2010	82.015831	95.227762	16.11%	0
2009	61.334447	82.015831	33.72%	55,963

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Income & Growth Fund: Investor Class - NQ
2018	39.350195	36.173136	-8.07%	89,131
2017	33.050228	39.350195	19.06%	96,144
2016	29.484181	33.050228	12.09%	105,004
2015	31.667223	29.484181	-6.89%	106,114
2014	28.515657	31.667223	11.05%	108,068
2013	21.286534	28.515657	33.96%	115,075
2012	18.832921	21.286534	13.03%	115,520
2011	18.521282	18.832921	1.68%	134,955
2010	16.445959	18.521282	12.62%	0
2009	14.130376	16.445959	16.39%	175,496
American Century International Growth Fund: Investor Class - NQ
2018	36.954362	30.815541	-16.61%	9,197
2017	28.572534	36.954362	29.34%	9,496
2016	30.723573	28.572534	-7.00%	11,403
2015	30.948228	30.723573	-0.73%	12,950
2014	33.125661	30.948228	-6.57%	15,665
2013	27.297179	33.125661	21.35%	16,745
2012	22.694716	27.297179	20.28%	21,618
2011	26.081800	22.694716	-12.99%	26,185
2010	23.240709	26.081800	12.22%	79,296
2009	17.569048	23.240709	32.28%	35,850
American Century Short Term Government Fund: Investor Class - NQ
2018	28.661076	28.600485	-0.21%	19,457
2017	28.976088	28.661076	-1.09%	20,226
2016	29.235770	28.976088	-0.89%	22,953
2015	29.586616	29.235770	-1.19%	23,527
2014	29.878774	29.586616	-0.98%	27,626
2013	30.395890	29.878774	-1.70%	29,437
2012	30.706131	30.395890	-1.01%	35,304
2011	30.638192	30.706131	0.22%	37,086
2010	30.352033	30.638192	0.94%	0
2009	29.946463	30.352033	1.35%	42,021
American Century Ultra® Fund: Investor Class - NQ
2018	50.589057	50.257534	-0.66%	109,936
2017	38.858299	50.589057	30.19%	121,862
2016	37.716286	38.858299	3.03%	133,704
2015	35.997204	37.716286	4.78%	150,715
2014	33.182123	35.997204	8.48%	161,109
2013	24.554610	33.182123	35.14%	179,335
2012	21.788653	24.554610	12.69%	200,190
2011	21.814917	21.788653	-0.12%	226,301
2010	18.961139	21.814917	15.05%	338,737
2009	14.192489	18.961139	33.60%	277,603

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ
2018	11.130469	9.304923	-16.40%	77,482
2017	8.612317	11.130469	29.24%	77,592
2016	9.238414	8.612317	-6.78%	84,582
2015*	10.000000	9.238414	-7.62%	91,820
BNY Mellon Insight Core Plus Fund: Class A - Q/NQ
2018*	10.000000	10.101561	1.02%	87,613
Delaware High-Yield Opportunities Fund: Institutional Class - NQ
2018	20.945107	19.767500	-5.62%	34,618
2017	19.780712	20.945107	5.89%	36,769
2016	17.659248	19.780712	12.01%	40,079
2015	19.140010	17.659248	-7.74%	45,923
2014	19.485749	19.140010	-1.77%	47,405
2013	18.096881	19.485749	7.67%	51,699
2012	15.575699	18.096881	16.19%	53,365
2011	15.440728	15.575699	0.87%	43,302
2010	13.409347	15.440728	15.15%	0
2009*	10.000000	13.409347	34.09%	51,698
Dreyfus Appreciation Fund, Inc. - NQ
2018	26.228651	24.233771	-7.61%	56,688
2017	20.982705	26.228651	25.00%	62,005
2016	19.824301	20.982705	5.84%	73,232
2015	20.603434	19.824301	-3.78%	78,079
2014	19.280197	20.603434	6.86%	86,143
2013	16.084197	19.280197	19.87%	93,718
2012	14.790833	16.084197	8.74%	92,607
2011	13.923603	14.790833	6.23%	101,035
2010	12.239306	13.923603	13.76%	234,846
2009	10.247505	12.239306	19.44%	110,097
Dreyfus Balanced Opportunity Fund: Class Z - NQ
2018	17.262158	16.354100	-5.26%	21,063
2017	15.653836	17.262158	10.27%	35,750
2016	14.394319	15.653836	8.75%	45,088
2015	14.639991	14.394319	-1.68%	35,725
2014	13.785789	14.639991	6.20%	38,238
2013	11.528169	13.785789	19.58%	39,142
2012	10.297491	11.528169	11.95%	40,726
2011	10.617811	10.297491	-3.02%	41,356
2010	9.494402	10.617811	11.83%	165,521
2009	7.883643	9.494402	20.43%	65,248

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus S&P 500 Index Fund - NQ
2018	64.367181	60.428833	-6.12%	194,994
2017	53.783496	64.367181	19.68%	210,963
2016	48.936354	53.783496	9.90%	219,191
2015	49.132876	48.936354	-0.40%	236,442
2014	43.996247	49.132876	11.68%	252,626
2013	33.831142	43.996247	30.05%	267,603
2012	29.689633	33.831142	13.95%	276,731
2011	29.590879	29.689633	0.33%	308,314
2010	26.170165	29.590879	13.07%	550,828
2009	21.037370	26.170165	24.40%	359,565
Dreyfus Sustainable U.S. Equity Fund, Inc. (The): Class Z - NQ
2018	41.764862	39.398572	-5.67%	6,655
2017	36.741407	41.764862	13.67%	7,480
2016	33.817205	36.741407	8.65%	10,969
2015	35.393589	33.817205	-4.45%	13,859
2014	31.692349	35.393589	11.68%	20,815
2013	23.947291	31.692349	32.34%	16,880
2012	21.729676	23.947291	10.21%	18,331
2011	21.863890	21.729676	-0.61%	21,232
2010	19.347463	21.863890	13.01%	0
2009	14.705790	19.347463	31.56%	26,615
Federated Bond Fund: Class F Shares - NQ
2018	25.560983	24.483686	-4.21%	51,164
2017	24.287955	25.560983	5.24%	52,983
2016	22.734176	24.287955	6.83%	54,961
2015	23.498442	22.734176	-3.25%	57,966
2014	22.510772	23.498442	4.39%	61,716
2013	22.629059	22.510772	-0.52%	70,211
2012	20.801322	22.629059	8.79%	79,949
2011	19.879497	20.801322	4.64%	71,356
2010	18.170017	19.879497	9.41%	275,280
2009	14.563247	18.170017	24.77%	81,072
Federated High Yield Trust: Service Shares - NQ
2018	25.051113	23.566550	-5.93%	45,127
2017	23.623791	25.051113	6.04%	46,698
2016	20.908335	23.623791	12.99%	44,718
2015	21.970882	20.908335	-4.84%	54,225
2014	21.393435	21.970882	2.70%	56,163
2013	19.321476	21.393435	10.72%	74,483
2012	16.543484	19.321476	16.79%	81,020
2011	16.196889	16.543484	2.14%	78,508
2010	14.098872	16.196889	14.88%	0
2009	9.184845	14.098872	53.50%	96,655

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Advisor® Balanced Fund: Class M - NQ
2018	28.738973	27.047334	-5.89%	31,095
2017	25.147160	28.738973	14.28%	36,522
2016	23.876171	25.147160	5.32%	71,592
2015	24.246690	23.876171	-1.53%	70,241
2014	22.417732	24.246690	8.16%	76,575
2013	18.935126	22.417732	18.39%	66,146
2012	17.113725	18.935126	10.64%	66,501
2011	17.132244	17.113725	-0.11%	59,697
2010	15.359638	17.132244	11.54%	0
2009	12.259147	15.359638	25.29%	70,667
Fidelity Advisor® Equity Income Fund: Class M - NQ
2018	36.841151	32.505937	-11.77%	36,603
2017	33.317773	36.841151	10.58%	47,085
2016	28.785086	33.317773	15.75%	50,422
2015	30.574015	28.785086	-5.85%	55,331
2014	28.647767	30.574015	6.72%	58,254
2013	22.812261	28.647767	25.58%	62,482
2012	19.825574	22.812261	15.06%	76,388
2011	20.043620	19.825574	-1.09%	82,492
2010	17.950917	20.043620	11.66%	0
2009	14.635198	17.950917	22.66%	103,627
Fidelity Advisor® Growth Opportunities Fund: Class M - NQ
2018	32.633086	36.655865	12.33%	85,469
2017	24.605340	32.633086	32.63%	90,186
2016	24.998916	24.605340	-1.57%	85,084
2015	24.215753	24.998916	3.23%	106,324
2014	22.017070	24.215753	9.99%	113,907
2013	16.366977	22.017070	34.52%	114,109
2012	13.966719	16.366977	17.19%	118,799
2011	13.907808	13.966719	0.42%	127,085
2010	11.417505	13.907808	21.81%	0
2009	7.875789	11.417505	44.97%	152,316
Fidelity Advisor® High Income Advantage Fund: Class M - NQ
2018	36.588639	34.159617	-6.64%	11,176
2017	33.293868	36.588639	9.90%	11,311
2016	29.736150	33.293868	11.96%	11,807
2015	31.078976	29.736150	-4.32%	14,511
2014	30.320517	31.078976	2.50%	16,834
2013	27.914960	30.320517	8.62%	18,775
2012	23.956129	27.914960	16.53%	21,112
2011	24.319659	23.956129	-1.49%	22,674
2010	20.907088	24.319659	16.32%	0
2009	12.503411	20.907088	67.21%	29,631

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Asset Manager 50% - NQ
2018	35.473940	33.128419	-6.61%	33,829
2017	31.508379	35.473940	12.59%	40,100
2016	29.993864	31.508379	5.05%	42,107
2015	30.522037	29.993864	-1.73%	43,694
2014	29.317611	30.522037	4.11%	49,475
2013	26.065612	29.317611	12.48%	55,673
2012	23.714002	26.065612	9.92%	63,385
2011	24.181900	23.714002	-1.93%	67,768
2010	21.583277	24.181900	12.04%	135,268
2009	16.700070	21.583277	29.24%	76,622
Fidelity Capital & Income Fund - NQ
2018	158.415302	147.312200	-7.01%	1,250
2017	143.758596	158.415302	10.20%	1,359
2016	131.528097	143.758596	9.30%	1,801
2015	134.500558	131.528097	-2.21%	2,126
2014	128.394333	134.500558	4.76%	2,534
2013	118.573891	128.394333	8.28%	2,945
2012	103.198398	118.573891	14.90%	3,635
2011	106.589493	103.198398	-3.18%	4,043
2010	92.198442	106.589493	15.61%	0
2009	54.264341	92.198442	69.91%	4,474
Fidelity Equity-Income Fund - NQ
2018	180.963163	163.573482	-9.61%	28,326
2017	161.734939	180.963163	11.89%	31,047
2016	139.592664	161.734939	15.86%	34,104
2015	146.598905	139.592664	-4.78%	40,068
2014	136.667151	146.598905	7.27%	41,708
2013	108.443425	136.667151	26.03%	45,454
2012	93.722795	108.443425	15.71%	48,465
2011	99.617103	93.722795	-5.92%	53,403
2010	87.664859	99.617103	13.63%	110,594
2009	68.567882	87.664859	27.85%	61,956
Fidelity Magellan® Fund - NQ
2018	56.604468	52.734812	-6.84%	113,180
2017	45.328816	56.604468	24.88%	124,033
2016	43.637227	45.328816	3.88%	138,345
2015	42.488991	43.637227	2.70%	172,996
2014	37.736610	42.488991	12.59%	188,529
2013	28.259020	37.736610	33.54%	202,330
2012	24.266573	28.259020	16.45%	218,594
2011	27.797155	24.266573	-12.70%	242,476
2010	25.054565	27.797155	10.95%	340,110
2009	17.986592	25.054565	39.30%	317,718

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Puritan Fund - NQ
2018	60.568152	57.287625	-5.42%	112,567
2017	51.676877	60.568152	17.21%	103,573
2016	49.848455	51.676877	3.67%	116,266
2015	49.625622	49.848455	0.45%	118,299
2014	45.400754	49.625622	9.31%	120,282
2013	38.225038	45.400754	18.77%	129,234
2012	34.037337	38.225038	12.30%	132,343
2011	34.254588	34.037337	-0.63%	144,530
2010	30.432253	34.254588	12.56%	0
2009	24.337414	30.432253	25.04%	174,283
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - NQ
2018	43.214366	41.248385	-4.55%	69
2017	40.942792	43.214366	5.55%	69
2016	36.193194	40.942792	13.12%	69
2015	38.050053	36.193194	-4.88%	69
2014	38.110931	38.050053	-0.16%	69
2013	36.445450	38.110931	4.57%	69
2012	32.326998	36.445450	12.74%	542
2011	31.482570	32.326998	2.68%	870
2010	28.023266	31.482570	12.34%	1,090
2009	19.722453	28.023266	42.09%	871
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	11.230398	9.414699	-16.17%	142,707
2017	8.753031	11.230398	28.30%	157,333
2016	9.361183	8.753031	-6.50%	142,283
2015*	10.000000	9.361183	-6.39%	162,530
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A - NQ
2018	29.428677	26.378696	-10.36%	66,263
2017	27.553587	29.428677	6.81%	74,298
2016	24.145309	27.553587	14.12%	80,080
2015	25.508552	24.145309	-5.34%	85,398
2014	24.087129	25.508552	5.90%	95,773
2013	19.104491	24.087129	26.08%	108,318
2012	16.868656	19.104491	13.25%	117,679
2011	17.401163	16.868656	-3.06%	134,013
2010	15.824543	17.401163	9.96%	218,016
2009	12.541243	15.824543	26.18%	167,045
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.736587	8.125410	-16.55%	110,487
2017	8.453341	9.736587	15.18%	133,863
2016	7.991008	8.453341	5.79%	158,768
2015	8.658440	7.991008	-7.71%	180,842
2014*	10.000000	8.658440	-13.42%	192,712

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Mid Cap Growth Fund: Class A - Q/NQ
2018	37.907275	35.241131	-7.03%	71,867
2017	31.424764	37.907275	20.63%	79,228
2016	31.690924	31.424764	-0.84%	87,045
2015	31.720594	31.690924	-0.09%	99,807
2014	29.777037	31.720594	6.53%	102,420
Janus Henderson Forty Fund: Class T - Q/NQ
2018	11.202701	11.202072	-0.01%	1,058,965
2017*	10.000000	11.202701	12.03%	1,214,211
Janus Henderson Global Research Fund: Class T - NQ
2018	25.830346	23.714234	-8.19%	60,556
2017	20.646010	25.830346	25.11%	66,646
2016	20.526220	20.646010	0.58%	73,771
2015	21.286886	20.526220	-3.57%	81,137
2014	20.108556	21.286886	5.86%	91,256
2013	15.976764	20.108556	25.86%	102,747
2012	13.508116	15.976764	18.28%	113,396
2011	15.885426	13.508116	-14.97%	130,323
2010	13.920206	15.885426	14.12%	201,045
2009	10.243736	13.920206	35.89%	180,217
Janus Henderson Research Fund: Class T - Q/NQ
2018	11.247974	10.781420	-4.15%	282,079
2017*	10.000000	11.247974	12.48%	314,715
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares - NQ
2018	41.633971	35.544937	-14.63%	56,091
2017	37.058114	41.633971	12.35%	75,927
2016	32.387162	37.058114	14.42%	78,110
2015	33.645236	32.387162	-3.74%	96,650
2014	30.707048	33.645236	9.57%	90,882
2013	22.983046	30.707048	33.61%	87,582
2012	20.238201	22.983046	13.47%	88,210
2011	22.806510	20.238201	-11.26%	95,564
2010	18.731525	22.806510	21.75%	169,401
2009	12.247135	18.731525	52.95%	99,016
MFS® Strategic Income Fund: Class A - NQ
2018	19.986820	19.255097	-3.66%	59,905
2017	19.160440	19.986820	4.31%	66,292
2016	18.001240	19.160440	6.44%	48,471
2015	18.624024	18.001240	-3.34%	63,628
2014	18.323509	18.624024	1.64%	67,591
2013	18.327715	18.323509	-0.02%	80,144
2012	16.772811	18.327715	9.27%	85,387
2011	16.288195	16.772811	2.98%	79,260
2010	15.016726	16.288195	8.47%	146,955
2009	12.174056	15.016726	23.35%	69,165

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Bond Fund: Institutional Service Class - NQ
2018	83.657751	82.644920	-1.21%	69
2017	81.582308	83.657751	2.54%	69
2016	79.908658	81.582308	2.09%	69
2015	80.852433	79.908658	-1.17%	69
2014	78.485795	80.852433	3.02%	69
2013	79.797503	78.485795	-1.64%	70
2012	74.640591	79.797503	6.91%	70
2011	70.929496	74.640591	5.23%	70
2010	66.475212	70.929496	6.70%	70
2009	58.077823	66.475212	14.46%	70
Nationwide Bond Fund: Institutional Service Class - Q
2018	84.017969	83.000769	-1.21%	12,462
2017	81.933595	84.017969	2.54%	16,158
2016	80.252732	81.933595	2.09%	17,326
2015	81.200566	80.252732	-1.17%	13,704
2014	78.823734	81.200566	3.02%	14,024
2013	80.141095	78.823734	-1.64%	14,507
2012	74.961972	80.141095	6.91%	15,949
2011	71.234893	74.961972	5.23%	16,724
2010	66.761427	71.234893	6.70%	18,174
2009	58.327880	66.761427	14.46%	18,205
Nationwide Dynamic U.S. Growth Fund: Class A - NQ
2018	27.191095	26.403970	-2.89%	16,927
2017	21.716301	27.191095	25.21%	16,979
2016	21.372234	21.716301	1.61%	17,772
2015	20.697889	21.372234	3.26%	26,140
2014	18.364162	20.697889	12.71%	23,367
2013	14.254038	18.364162	28.83%	20,419
2012	12.786939	14.254038	11.47%	22,021
2011	13.214101	12.786939	-3.23%	22,728
2010	11.025351	13.214101	19.85%	93,365
2009	8.424717	11.025351	30.87%	22,868
Nationwide Dynamic U.S. Growth Fund: Class R6 - NQ
2018	176.322249	171.686050	-2.63%	102
2017	140.491822	176.322249	25.50%	111
2016	137.876009	140.491822	1.90%	112
2015	132.980337	137.876009	3.68%	112
2014	117.653327	132.980337	13.03%	112
2013	90.984064	117.653327	29.31%	112
2012	81.398278	90.984064	11.78%	113
2011	83.974377	81.398278	-3.07%	113
2010	69.861368	83.974377	20.20%	113
2009	53.159100	69.861368	31.42%	114

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Dynamic U.S. Growth Fund: Class R6 - Q
2018	166.991665	162.600802	-2.63%	1,093
2017	133.057299	166.991665	25.50%	1,157
2016	130.579899	133.057299	1.90%	1,437
2015	125.943299	130.579899	3.68%	2,124
2014	111.427365	125.943299	13.03%	2,414
2013	86.169387	111.427365	29.31%	2,726
2012	77.090860	86.169387	11.78%	3,040
2011	79.530639	77.090860	-3.07%	3,984
2010	66.164459	79.530639	20.20%	4,820
2009	50.346039	66.164459	31.42%	5,083
Nationwide Fund: Class A - Q/NQ
2018	19.479921	17.976406	-7.72%	27,028
2017	16.458874	19.479921	18.36%	34,976
2016	14.981399	16.458874	9.86%	38,399
2015	15.067377	14.981399	-0.57%	39,433
2014	13.634875	15.067377	10.51%	45,352
2013	10.619429	13.634875	28.40%	49,840
2012	9.418220	10.619429	12.75%	59,348
2011*	10.000000	9.418220	-5.82%	78,149
Nationwide Fund: Institutional Service Class - NQ
2018	252.174642	233.270271	-7.50%	46
2017	212.548277	252.174642	18.64%	54
2016	193.083904	212.548277	10.08%	54
2015	193.633738	193.083904	-0.28%	54
2014	174.884865	193.633738	10.72%	54
2013	135.844557	174.884865	28.74%	54
2012	120.217214	135.844557	13.00%	54
2011	121.324448	120.217214	-0.91%	55
2010	108.998542	121.324448	11.31%	55
2009	87.776814	108.998542	24.18%	55
Nationwide Fund: Institutional Service Class - Q
2018	242.102900	223.953556	-7.50%	9,217
2017	204.059193	242.102900	18.64%	10,020
2016	185.372219	204.059193	10.08%	11,488
2015	185.900080	185.372219	-0.28%	13,113
2014	167.900026	185.900080	10.72%	14,321
2013	130.418974	167.900026	28.74%	14,627
2012	115.415779	130.418974	13.00%	15,531
2011	116.478791	115.415779	-0.91%	19,837
2010	104.645167	116.478791	11.31%	21,924
2009	84.271014	104.645167	24.18%	23,539

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Government Money Market Fund: Investor Shares - On and After 12/25/82 - NQ
2018	28.269655	28.270636	0.00%	4,049
2017	28.546637	28.269655	-0.97%	488
2016	28.921591	28.546637	-1.30%	1,893
2015	29.301724	28.921591	-1.30%	2,590
2014	29.687655	29.301724	-1.30%	2,595
2013	30.078670	29.687655	-1.30%	2,308
2012	30.475923	30.078670	-1.30%	215
2011	30.875958	30.475923	-1.30%	217
2010	31.282581	30.875958	-1.30%	219
2009	31.687620	31.282581	-1.28%	221
Nationwide Government Money Market Fund: Investor Shares - On and After 12/25/82 - Q
2018	22.309551	22.310331	0.00%	157,286
2017	22.528141	22.309551	-0.97%	214,297
2016	22.824045	22.528141	-1.30%	236,180
2015	23.124036	22.824045	-1.30%	243,499
2014	23.428601	23.124036	-1.30%	302,631
2013	23.737179	23.428601	-1.30%	329,691
2012	24.050680	23.737179	-1.30%	363,529
2011	24.366370	24.050680	-1.30%	350,112
2010	24.687267	24.366370	-1.30%	362,623
2009	25.006911	24.687267	-1.28%	386,001
Nationwide Government Money Market Fund: Investor Shares - Pre 12/25/82 - Q
2018	28.092102	28.093078	0.00%	499
2017	28.367355	28.092102	-0.97%	529
2016	28.739954	28.367355	-1.30%	558
2015	29.117700	28.739954	-1.30%	778
2014	29.501207	29.117700	-1.30%	810
2013	29.889766	29.501207	-1.30%	843
2012	30.284526	29.889766	-1.30%	775
2011	30.682048	30.284526	-1.30%	808
2010	31.086120	30.682048	-1.30%	1,425
2009	31.488615	31.086120	-1.28%	2,228
Nationwide Inflation-Protected Securities Fund: Institutional Service Class - Q/NQ
2018	10.032382	9.740079	-2.91%	82,910
2017*	10.000000	10.032382	0.32%	103,326
Nationwide S&P 500 Index Fund: Service Class - NQ
2018	21.639188	20.291111	-6.23%	104,285
2017	18.093531	21.639188	19.60%	108,071
2016	16.465074	18.093531	9.89%	102,371
2015	16.542729	16.465074	-0.47%	91,795
2014	14.825503	16.542729	11.58%	96,345
2013	11.408756	14.825503	29.95%	113,183
2012	10.022420	11.408756	13.83%	102,631
2011	10.007110	10.022420	0.15%	94,459
2010	8.863308	10.007110	12.90%	0
2009	7.129157	8.863308	24.32%	102,329

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - NQ
2018	22.111844	19.890431	-10.05%	72,796
2017	18.916111	22.111844	16.89%	72,036
2016	17.507053	18.916111	8.05%	67,594
2015	17.916475	17.507053	-2.29%	84,998
2014	17.290472	17.916475	3.62%	98,227
2013	13.766996	17.290472	25.59%	95,124
2012	12.034807	13.766996	14.39%	92,312
2011	12.691970	12.034807	-5.18%	94,736
2010	11.217984	12.691970	13.14%	0
2009	8.934928	11.217984	25.55%	127,979
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - NQ
2018	14.255584	13.815540	-3.09%	43,920
2017	13.666224	14.255584	4.31%	69,092
2016	13.279531	13.666224	2.91%	69,909
2015	13.418913	13.279531	-1.04%	54,185
2014	13.086543	13.418913	2.54%	45,138
2013	12.647793	13.086543	3.47%	28,612
2012	12.184176	12.647793	3.81%	31,472
2011	11.992806	12.184176	1.60%	26,297
2010	11.474587	11.992806	4.52%	152,265
2009	10.657533	11.474587	7.67%	26,698
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - NQ
2018	18.720701	17.426566	-6.91%	146,140
2017	16.795465	18.720701	11.46%	151,189
2016	15.881656	16.795465	5.75%	147,383
2015	16.144879	15.881656	-1.63%	164,453
2014	15.551774	16.144879	3.81%	179,352
2013	13.510177	15.551774	15.11%	169,920
2012	12.352942	13.510177	9.37%	160,517
2011	12.520363	12.352942	-1.34%	175,826
2010	11.437006	12.520363	9.47%	221,981
2009	9.726441	11.437006	17.59%	136,654
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - NQ
2018	20.902281	19.035115	-8.93%	169,524
2017	18.149681	20.902281	15.17%	184,151
2016	16.950431	18.149681	7.08%	192,578
2015	17.299948	16.950431	-2.02%	198,100
2014	16.699985	17.299948	3.59%	199,795
2013	13.825975	16.699985	20.79%	188,259
2012	12.314057	13.825975	12.28%	204,481
2011	12.746997	12.314057	-3.40%	222,295
2010	11.445822	12.746997	11.37%	330,958
2009	9.322569	11.445822	22.78%	190,707

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - NQ
2018	16.626716	15.797009	-4.99%	51,175
2017	15.424342	16.626716	7.80%	48,725
2016	14.783832	15.424342	4.33%	45,703
2015	14.983130	14.783832	-1.33%	57,213
2014	14.493556	14.983130	3.38%	64,027
2013	13.289691	14.493556	9.06%	66,850
2012	12.463126	13.289691	6.63%	68,753
2011	12.371750	12.463126	0.74%	64,339
2010	11.550912	12.371750	7.11%	0
2009	10.215525	11.550912	13.07%	42,401
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.679636	10.427821	-17.76%	33,146
2017	10.233039	12.679636	23.91%	30,556
2016	10.630202	10.233039	-3.74%	27,894
2015	10.841177	10.630202	-1.95%	24,760
2014	11.134515	10.841177	-2.63%	17,776
2013	9.317313	11.134515	19.50%	14,615
2012	8.171995	9.317313	14.02%	10,693
2011	9.161036	8.171995	-10.80%	10,409
2010	8.155696	9.161036	12.33%	0
2009	6.071023	8.155696	34.34%	1,551
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.045717	14.183448	-16.79%	12,544
2017	14.072567	17.045717	21.13%	15,648
2016	14.100165	14.072567	-0.20%	16,275
2015	14.866112	14.100165	-5.15%	19,984
2014	16.397851	14.866112	-9.34%	17,099
2013	13.833939	16.397851	18.53%	14,639
2012	11.723024	13.833939	18.01%	7,687
2011	13.562540	11.723024	-13.56%	5,784
2010	12.921098	13.562540	4.96%	22,219
2009*	10.000000	12.921098	29.21%	2,858
Neuberger Berman Genesis Fund: Trust Class - NQ
2018	56.622933	52.115732	-7.96%	76,252
2017	49.668994	56.622933	14.00%	87,431
2016	42.624572	49.668994	16.53%	92,240
2015	43.121482	42.624572	-1.15%	105,550
2014	43.823336	43.121482	-1.60%	125,937
2013	32.435007	43.823336	35.11%	141,288
2012	29.925495	32.435007	8.39%	154,675
2011	28.985077	29.925495	3.24%	184,779
2010	24.194600	28.985077	19.80%	0
2009	19.417000	24.194600	24.61%	248,226

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Guardian Fund: Investor Class - NQ
2018	44.971988	41.309905	-8.14%	28,044
2017	36.390091	44.971988	23.58%	31,558
2016	33.764618	36.390091	7.78%	35,051
2015	35.918878	33.764618	-6.00%	40,821
2014	33.304928	35.918878	7.85%	46,519
2013	24.289868	33.304928	37.11%	50,223
2012	21.815443	24.289868	11.34%	56,334
2011	22.770658	21.815443	-4.19%	64,271
2010	19.303970	22.770658	17.96%	0
2009	15.020634	19.303970	28.52%	78,552
Neuberger Berman Large Cap Value Fund: Investor Class - NQ
2018	61.111272	59.748918	-2.23%	35,961
2017	54.598109	61.111272	11.93%	40,916
2016	43.139023	54.598109	26.56%	48,012
2015	49.838763	43.139023	-13.44%	53,703
2014	45.484488	49.838763	9.57%	61,190
2013	35.074152	45.484488	29.68%	74,102
2012	30.385090	35.074152	15.43%	75,068
2011	34.693280	30.385090	-12.42%	90,001
2010	30.458601	34.693280	13.90%	269,627
2009	19.768724	30.458601	54.07%	115,319
Neuberger Berman Short Duration Bond Fund: Investor Class - NQ
2018	14.613165	14.583206	-0.21%	18,154
2017	14.695667	14.613165	-0.56%	21,569
2016	14.774237	14.695667	-0.53%	24,214
2015	14.929237	14.774237	-1.04%	32,995
2014	15.058136	14.929237	-0.86%	35,390
2013	15.159108	15.058136	-0.67%	43,120
2012	14.728675	15.159108	2.92%	47,472
2011	14.815507	14.728675	-0.59%	46,949
2010	14.165466	14.815507	4.59%	174,545
2009	12.661390	14.165466	11.88%	51,020
Neuberger Berman Sustainable Equity Fund: Trust Class - NQ
2018	25.876617	24.014038	-7.20%	17,724
2017	22.143415	25.876617	16.86%	19,800
2016	20.416353	22.143415	8.46%	22,479
2015	20.800823	20.416353	-1.85%	29,669
2014	19.110122	20.800823	8.85%	29,472
2013	14.034428	19.110122	36.17%	29,513
2012	12.834377	14.034428	9.35%	16,676
2011	13.412151	12.834377	-4.31%	19,311
2010	11.087395	13.412151	20.97%	0
2009	8.618537	11.087395	28.65%	15,734

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Global Fund: Class A - NQ
2018	97.914757	83.533651	-14.69%	26,544
2017	72.811581	97.914757	34.48%	30,581
2016	73.651603	72.811581	-1.14%	34,158
2015	71.826876	73.651603	2.54%	41,620
2014	71.301641	71.826876	0.74%	48,133
2013	56.984042	71.301641	25.13%	53,521
2012	47.815096	56.984042	19.18%	58,974
2011	53.056989	47.815096	-9.88%	70,024
2010	46.469590	53.056989	14.18%	472,552
2009	33.822234	46.469590	37.39%	99,144
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	13.709185	11.717826	-14.53%	261,423
2017	10.188688	13.709185	34.55%	290,269
2016	10.338762	10.188688	-1.45%	294,830
2015	10.103888	10.338762	2.32%	337,649
2014*	10.000000	10.103888	1.04%	342,070
Templeton Foreign Fund: Class A - NQ
2018	33.647634	28.226533	-16.11%	17,817
2017	29.117196	33.647634	15.56%	18,907
2016	26.425966	29.117196	10.18%	20,503
2015	28.817186	26.425966	-8.30%	23,282
2014	32.732269	28.817186	-11.96%	27,914
2013	26.077611	32.732269	25.52%	30,856
2012	22.286569	26.077611	17.01%	34,374
2011	25.867577	22.286569	-13.84%	37,534
2010	24.154422	25.867577	7.09%	0
2009	16.344198	24.154422	47.79%	58,953
Wells Fargo Classic Value Fund: Administrative Class - Q/NQ
2018	15.568679	14.517044	-6.75%	34,873
2017	13.614749	15.568679	14.35%	43,904
2016	12.839244	13.614749	6.04%	48,317
2015	13.089478	12.839244	-1.91%	59,399
2014	11.998892	13.089478	9.09%	62,337
2013*	10.000000	11.998892	19.99%	68,031
Wells Fargo Common Stock Fund: Class A - NQ
2018	12.662481	11.253854	-11.12%	105,991
2017	10.912868	12.662481	16.03%	120,438
2016	9.701228	10.912868	12.49%	132,004
2015*	10.000000	9.701228	-2.99%	162,600
Wells Fargo Large Cap Growth Fund: Class A - Q/NQ
2018	12.442340	12.357459	-0.68%	168,676
2017	9.483743	12.442340	31.20%	192,578
2016	9.851864	9.483743	-3.74%	216,400
2015*	10.000000	9.851864	-1.48%	228,435

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:

•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Soloist®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus Appreciation Fund Inc (DAF)

Dreyfus Balanced Opportunity Fund: Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Dreyfus Opportunistic Small Cap Fund: Investor Shares (DROSC)

The Dreyfus Sustainable US Equity Fund Inc: Class Z (DTC)

INVESCO INVESTMENTS

IVCO Real Estate Fund: Class A (AREA)

IVCO Small Cap Growth Fund: Investor Class (ASCGI)

IVCO Equity and Income Fund: Class A (VKEIA)

IVCO Growth and Income Fund: Class A (VKGIA)

IVCO Mid Cap Growth Fund: Class A (VKGA)

ABERDEEN FUNDS

Aberdeen US Small Cap Equity Fund - Class A (PRSCA)

Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class (ADGFIS)

Aberdeen US Multi-Cap Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

AC Intnl Growth Fund: Class A (TCIGA)

AC Intnl Growth Fund: Investor Class (TCIGR)

AC Growth Fund: Investor Class (TCG)

AC Income & Growth Fund: Class A (ACIGA)

AC Income & Growth: Investor Class (IGF)

AC ST Gov Fund: Investor Class (BSTG)

AC Ultra(R) Fund: Investor Class (TCUL)

AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)

DELAWARE FUNDS BY MACQUARIE

DE High-Yield Opportunities Fund: IC (DWHYOI)

FEDERATED INVESTORS

Fed Bond Fund - Class F Shares (FBDF)

Fed Equity Income Fund - Class F Shares (FEQIF)

Fed High Yield Trust - Service Shares (FHYT)

Fed Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

FID Capital & Income Fund (FCI)

FID Equity-Income Fund (FEI)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID Magellan(R) Fund (FMG)

FID Puritan Fund (FPR)

FID Advisor Balanced Fund: Class A (FABA)

FID Advisor Balanced Fund - Class M (FAB)(1)

FID Advisor Equity Growth Fund: Class A (FAEGA)

FID Advisor Equity Income Fund: Class A (FAEIA)

FID Advisor Equity Income Fund - Class M (FAEI)(1)

FID VIPs Fund - VIP Overseas Portfolio: Service Class2 (FO2)

FID Advisor Growth Opportunities Fund: Class A (FAGOA)

FID Advisor Growth Opportunities Fund - Class M (FAGO) (1)

FID Advisor High Income Advantage Fund - Class M (FAHY) (1)

FID Advisor Overseas Fund: Class A (FAOA)

FID Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL Balance Sheet Investment Fund: Class A (FRBSI)

TMPLT Foreign Fund - Class A (TFF)

FKL Mutual Series Fund Inc - Mutual Shares Fund - Class A (TMSF)

FKL Small-Mid Cap Growth Fund: Class A (FSCG)

JANUS HENDERSON INVESTORS

Janus Henderson Balanced Fund: Class S (JBS)(1)

Janus Henderson Overseas Fund - Class S (JOS) (1)

Janus Henderson Global Research Fund - Class T (JWF)(1)

Janus Henderson Global Research Fund - Class S (JWS) (1)

LAZARD FUNDS

Lazard US Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Strategic Income Fund: Class A (MSI)

NATIONWIDE FUNDS GROUP

NW Bond Fund - Institutional Service Class (NBF)

NW Bond Index Fund: Class A (NBIXA)

NW Fund - Class A (NFA)

NW Fund - Institutional Service Class (NF)

NW Dynamic US Growth Fund - Class R6 (NGF) (1)

NW Intnl Index Fund: Class A (NIIXA)

NW ID Aggressive Fund: Service Class (IDAS)

NW ID Conservative Fund: Service Class (IDCS)

NW ID Moderate Fund: Service Class (IDMS)

NW ID Moderately Aggressive Fund: Service Class (IDMAS)

NW ID Moderately Conservative Fund: Service Class (IDMCS)

NW Mid Cap Market Index Fund: Class A (NMCIXA)

NW Gov MM Fund - Investor Shares (MMF)

NW Gov MM Fund - Service Class (MMFR)

NW Dynamic US Growth Fund - Class A (NGFA) (1)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW S&P 500 Index Fund: Service Class (NIXR)

NW Small Cap Index Fund: Class A (NSCIXA)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB Genesis Fund - Trust Class (NBGST)

NB Guardian Fund - Investor Class (NBGF)

NB Guardian Fund - Trust Class (NBGT)

NB Large Cap Value Fund - Investor Class (PF)

NB Large Cap Value Fund - Trust Class (NBPT)

NB - SD Bond Fund - Investor Class (NLMB)

NB Sustainable Equity Fund: Trust Class (NBSRT) (1)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Oppenheimer CAF: Class A (OCAF)

Oppenheimer Global Fund: Class A (OGF)

Oppenheimer Global Strategic Income Fund: Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam Intnl Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Strategic Allocation Fund - Class A (PBF)

WELLS FARGO FUNDS

WF Common Stock Fund - Class A (SACSA)

WF Enterprise Fund - Class A (WFENAD)

WF Growth Fund - Class A (SGRA)

WF Large Cap Core Fund - Class A (WFLCCA)

WF Large Cap Growth Fund - Class A (WFLGA)

WF Intrinsic Value Fund - Administrative Class (WFAIVD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period from October 19, 2018 (inception) to December 31, 2018.

DREYFUS CORPORATION

BNY Mellon Insight Core Plus Fund - Class A (DMICPA)

Statement of operations for the period from January 1, 2018 to October 31, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to October 31, 2018 (liquidation) and the year ended December 31, 2017.

DREYFUS CORPORATION

Dreyfus Intermediate Term Income Fund: Class A (DPITIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from April 28, 2017 (inception) to December 31, 2017.

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Research Fund - Class T (JMERC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from December 1, 2017 (inception) to December 31, 2017.

NATIONWIDE FUNDS GROUP

NW Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Statement of operations for the period from January 1, 2018 to February 23, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to February 23, 2018 (liquidation) and the year ended December 31, 2017.

IVY INVESTMENTS

Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period from February 23, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS

IVY Small Cap Growth Fund - Class A (WRSCGA)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 28, 2017 (liquidation).

JANUS HENDERSON INVESTORS

Janus Fund: Class T (JF)

Janus Twenty Fund: Class T (JTF)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to December 1, 2017 (liquidation).

NATIONWIDE FUNDS GROUP

NW Gov Bond Fund - Institutional Service Class (NGBF)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
BNY Mellon Insight Core Plus Fund - Class A (DMICPA)
90,959 shares (cost $879,746)	$885,032
Dreyfus Appreciation Fund Inc (DAF)
82,619 shares (cost $3,142,120)	2,290,189
Dreyfus Balanced Opportunity Fund: Class Z (DPBOZ)
26,294 shares (cost $551,809)	522,470
Dreyfus S&P 500 Index Fund (DSPI)
267,984 shares (cost $11,755,918)	11,783,256
Dreyfus Opportunistic Small Cap Fund: Investor Shares (DROSC)
2,554 shares (cost $89,403)	58,877
The Dreyfus Sustainable US Equity Fund Inc: Class Z (DTC)
33,969 shares (cost $440,726)	352,257
IVCO Real Estate Fund: Class A (AREA)
28,733 shares (cost $642,960)	539,031
IVCO Small Cap Growth Fund: Investor Class (ASCGI)
10,662 shares (cost $412,242)	349,295
IVCO Equity and Income Fund: Class A (VKEIA)
7,837 shares (cost $84,352)	71,478
IVCO Growth and Income Fund: Class A (VKGIA)
37,177 shares (cost $945,120)	761,394
IVCO Mid Cap Growth Fund: Class A (VKGA)
112,805 shares (cost $3,959,457)	3,530,783
Aberdeen US Small Cap Equity Fund - Class A (PRSCA)
48,637 shares (cost $1,331,193)	1,351,628
Aberdeen Global Unconstrained Fixed Income Fund: Institutional SC (ADGFIS)
39,691 shares (cost $403,454)	387,387
Aberdeen US Multi-Cap Equity Fund - Institutional SC (ADUES)
112,084 shares (cost $1,290,353)	1,220,589
AC Intnl Growth Fund: Class A (TCIGA)
4,074 shares (cost $48,379)	41,030
AC Intnl Growth Fund: Investor Class (TCIGR)
28,429 shares (cost $324,402)	283,433
AC Growth Fund: Investor Class (TCG)
175,411 shares (cost $5,039,984)	4,986,922
AC Income & Growth Fund: Class A (ACIGA)
35,991 shares (cost $1,149,777)	1,171,865
AC Income & Growth: Investor Class (IGF)
98,839 shares (cost $3,278,535)	3,224,139
AC ST Gov Fund: Investor Class (BSTG)
83,033 shares (cost $801,862)	783,836
AC Ultra(R) Fund: Investor Class (TCUL)
177,651 shares (cost $5,784,735)	7,182,426
AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)
99,913 shares (cost $1,064,610)	952,172
DE High-Yield Opportunities Fund: IC (DWHYOI)
196,922 shares (cost $782,627)	683,318
Fed Bond Fund - Class F Shares (FBDF)
169,226 shares (cost $1,597,624)	1,484,116
Fed Equity Income Fund - Class F Shares (FEQIF)
482 shares (cost $11,467)	8,957
Fed High Yield Trust - Service Shares (FHYT)
257,041 shares (cost $1,703,037)	1,583,373
Fed Intermediate Corporate Bond Fund: Service Shares (FIIF)
22,610 shares (cost $211,149)	198,515

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FID Capital & Income Fund (FCI)
20,306 shares (cost $192,060)	184,175
FID Equity-Income Fund (FEI)
90,976 shares (cost $4,601,835)	4,634,341
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
574 shares (cost $3,149)	2,852
FID Magellan(R) Fund (FMG)
665,386 shares (cost $5,706,309)	5,968,510
FID Puritan Fund (FPR)
328,849 shares (cost $6,939,402)	6,448,720
FID Advisor Balanced Fund: Class A (FABA)
6,848 shares (cost $122,163)	127,236
FID Advisor Balanced Fund - Class M (FAB)
44,688 shares (cost $899,496)	841,029
FID Advisor Equity Growth Fund: Class A (FAEGA)
87,006 shares (cost $693,632)	882,245
FID Advisor Equity Income Fund: Class A (FAEIA)
53,563 shares (cost $1,513,210)	1,331,044
FID Advisor Equity Income Fund - Class M (FAEI)
46,641 shares (cost $1,359,344)	1,189,811
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
89,646 shares (cost $1,791,233)	1,698,798
FID Advisor Growth Opportunities Fund: Class A (FAGOA)
9,605 shares (cost $548,095)	632,485
FID Advisor Growth Opportunities Fund - Class M (FAGO)
48,000 shares (cost $2,870,469)	3,132,941
FID Advisor High Income Advantage Fund - Class M (FAHY)
44,267 shares (cost $458,011)	453,742
FID Advisor Overseas Fund: Class A (FAOA)
39 shares (cost $664)	784
FID Asset Manager 50% (FAM)
68,211 shares (cost $1,163,899)	1,120,703
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
109,409 shares (cost $1,690,868)	1,393,870
FKL Balance Sheet Investment Fund: Class A (FRBSI)
37,909 shares (cost $1,490,133)	1,119,079
TMPLT Foreign Fund - Class A (TFF)
96,869 shares (cost $535,166)	647,086
FKL Mutual Series Fund Inc - Mutual Shares Fund - Class A (TMSF)
127,341 shares (cost $3,106,484)	3,056,191
FKL Small-Mid Cap Growth Fund: Class A (FSCG)
32,575 shares (cost $1,132,023)	962,922
Janus Henderson Balanced Fund: Class S (JBS)
48,120 shares (cost $1,470,944)	1,485,953
Janus Henderson Forty Fund - Class T (JAFRT)
447,763 shares (cost $13,453,747)	12,904,526
Janus Henderson Overseas Fund - Class S (JOS)
1,439 shares (cost $46,376)	39,386
Janus Henderson Research Fund - Class T (JMERC)
84,326 shares (cost $3,631,946)	3,430,401
Janus Henderson Global Research Fund - Class T (JWF)
21,433 shares (cost $931,313)	1,469,257
Janus Henderson Global Research Fund - Class S (JWS)
3,847 shares (cost $211,278)	267,896
Lazard US Small-Mid Cap Equity Portfolio: Open Shares (LSC)
204,642 shares (cost $2,633,451)	2,052,556
MFS(R) Strategic Income Fund: Class A (MSI)
183,674 shares (cost $1,214,173)	1,153,475

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW Bond Fund - Institutional SC (NBF)
117,242 shares (cost $1,138,271)	1,103,251
NW Bond Index Fund: Class A (NBIXA)
21,757 shares (cost $235,727)	232,797
NW Fund - Class A (NFA)
41,472 shares (cost $712,308)	772,623
NW Fund - Institutional SC (NF)
133,115 shares (cost $2,373,473)	2,422,695
NW Dynamic US Growth Fund - Class R6 (NGF)
25,917 shares (cost $251,459)	213,300
NW Intnl Index Fund: Class A (NIIXA)
523 shares (cost $3,342)	3,595
NW ID Aggressive Fund: SC (IDAS)
124,054 shares (cost $1,220,892)	997,398
NW ID Conservative Fund: SC (IDCS)
43,544 shares (cost $447,440)	417,586
NW ID Moderate Fund: SC (IDMS)
308,279 shares (cost $3,044,790)	2,595,706
NW ID Moderately Aggressive Fund: SC (IDMAS)
300,907 shares (cost $3,005,672)	2,515,583
NW ID Moderately Conservative Fund: SC (IDMCS)
46,938 shares (cost $471,186)	427,138
NW Mid Cap Market Index Fund: Class A (NMCIXA)
51,704 shares (cost $867,809)	666,463
NW Gov MM Fund - Investor Shares (MMF)
3,637,596 shares (cost $3,637,596)	3,637,596
NW Gov MM Fund - SC (MMFR)
2,078,438 shares (cost $2,078,438)	2,078,438
NW Dynamic US Growth Fund - Class A (NGFA)
78,576 shares (cost $769,458)	598,746
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
129,165 shares (cost $1,666,414)	1,447,936
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
63,872 shares (cost $645,788)	606,782
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
241,350 shares (cost $3,081,514)	2,669,332
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
278,663 shares (cost $3,657,524)	3,226,913
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
79,725 shares (cost $906,774)	808,413
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
39,135 shares (cost $424,320)	355,739
NW S&P 500 Index Fund: SC (NIXR)
280,598 shares (cost $4,011,672)	3,650,584
NW Small Cap Index Fund: Class A (NSCIXA)
44,589 shares (cost $553,761)	374,550
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
18,227 shares (cost $207,032)	190,107
NW Inflation-Protected Securities Fund - Institutional SC (NIPSIS)
142,405 shares (cost $1,396,329)	1,347,149
NB Genesis Fund - Trust Class (NBGST)
128,237 shares (cost $6,879,573)	6,154,096
NB Guardian Fund - Investor Class (NBGF)
78,970 shares (cost $1,306,406)	1,158,492
NB Guardian Fund - Trust Class (NBGT)
11,217 shares (cost $196,433)	164,664
NB Large Cap Value Fund - Investor Class (PF)
79,316 shares (cost $2,304,957)	2,148,657

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NB Large Cap Value Fund - Trust Class (NBPT)
2,956 shares (cost $86,791)	80,206
NB - SD Bond Fund - Investor Class (NLMB)
34,427 shares (cost $272,315)	264,746
NB Sustainable Equity Fund: Trust Class (NBSRT)
35,799 shares (cost $1,282,235)	1,172,434
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
113,487 shares (cost $4,543,284)	4,259,176
Oppenheimer CAF: Class A (OCAF)
17,010 shares (cost $909,871)	859,505
Oppenheimer Global Fund: Class A (OGF)
37,891 shares (cost $2,269,686)	2,800,549
Oppenheimer Global Strategic Income Fund: Class A (OSI)
114,970 shares (cost $472,372)	411,591
PIMCO Total Return Fund: Class A (PMTRA)
134,598 shares (cost $1,451,713)	1,336,556
Putnam Growth Opportunities Fund - Class A (PUGOA)
1,851 shares (cost $48,386)	55,112
Putnam Intnl Equity Fund: Class A (PUIGA)
229 shares (cost $5,124)	4,531
Virtus Strategic Allocation Fund - Class A (PBF)
33,927 shares (cost $476,915)	439,012
Ivy Small Cap Growth Fund - Class A (WRSCGA)
23,273 shares (cost $429,259)	340,487
WF Common Stock Fund - Class A (SACSA)
97,359 shares (cost $2,102,940)	1,711,569
WF Enterprise Fund - Class A (WFENAD)
2,273 shares (cost $99,068)	86,185
WF Growth Fund - Class A (SGRA)
25,429 shares (cost $945,290)	691,674
WF Large Cap Core Fund - Class A (WFLCCA)
7,234 shares (cost $121,743)	114,799
WF Large Cap Growth Fund - Class A (WFLGA)
59,199 shares (cost $2,666,597)	2,084,409
WF Intrinsic Value Fund - Administrative Class (WFAIVD)
44,762 shares (cost $564,644)	506,258

Total Investments***	$165,524,910

Accounts Receivable - DE High-Yield Opportunities Fund: IC (DWHYOI) (total assets - $684,311; total contract owners’ equity - $684,311)	993
Accounts Receivable - FID Advisor Balanced Fund: Class A (FABA) (total assets - $127,273; total contract owners’ equity - $127,273)	37
Accounts Receivable - FID Advisor Overseas Fund: Class A (FAOA) (total assets - $793; total contract owners’ equity - $793)	9
Accounts Receivable - Putnam Intnl Equity Fund: Class A (PUIGA) (total assets - $4,534; total contract owners’ equity - $4,534)	3
Accounts Payable - AC Intnl Growth Fund: Class A (TCIGA) (total assets - $41,030; total contract owners’ equity - $41,018)	(12)
Accounts Payable - FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP) (total assets - $2,852; total contract owners’ equity - $2,846)	(6)
Accounts Payable - NW Intnl Index Fund: Class A (NIIXA) (total assets - $3,595; total contract owners’ equity - $3,591)	(4)
Other Accounts Payable	(652)

$165,525,278

Contract Owners’ Equity***:
Accumulation units	165,499,617
Contracts in payout (annuitization) period (note 1f)	25,661

Total Contract Owners’ Equity (note 5)	$165,525,278

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DMICPA	DAF	DPBOZ	DSPI	DPITIA	DROSC	DTC
Reinvested dividends	$2,080,357	5,683	30,357	7,199	194,659	25,106	-	6,871
Mortality and expense risk charges (note 2)	(2,476,519)	(2,273)	(34,212)	(8,237)	(177,521)	(11,511)	(1,296)	(5,406)

Net investment income (loss)	(396,162)	3,410	(3,855)	(1,038)	17,138	13,595	(1,296)	1,465

Realized gain (loss) on investments	5,273,557	34	(57,514)	80,221	565,416	(109,521)	13,864	(30,012)
Change in unrealized gain (loss) on investments	(31,164,033)	5,286	(531,860)	(150,264)	(2,824,612)	44,508	(46,271)	(4,634)

Net gain (loss) on investments	(25,890,476)	5,320	(589,374)	(70,043)	(2,259,196)	(65,013)	(32,407)	(34,646)

Reinvested capital gains	15,458,711	-	401,784	39,062	1,496,680	-	15,330	10,559

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,827,927)	8,730	(191,445)	(32,019)	(745,378)	(51,418)	(18,373)	(22,622)

Investment Activity:	AREA	ASCGI	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES
Reinvested dividends	$7,733	-	2,861	14,351	-	177	18,251	4,886
Mortality and expense risk charges (note 2)	(7,592)	(4,843)	(3,242)	(11,832)	(53,402)	(22,428)	(5,278)	(19,680)

Net investment income (loss)	141	(4,843)	(381)	2,519	(53,402)	(22,251)	12,973	(14,794)

Realized gain (loss) on investments	(31,583)	513	41,517	47,438	96,833	107,337	(367)	102,998
Change in unrealized gain (loss) on investments	(42,962)	(68,679)	(52,895)	(264,933)	(719,287)	(488,973)	(17,542)	(329,458)

Net gain (loss) on investments	(74,545)	(68,166)	(11,378)	(217,495)	(622,454)	(381,636)	(17,909)	(226,460)

Reinvested capital gains	30,423	29,684	4,376	86,298	435,399	165,269	3,810	138,992

Net increase (decrease) in contract owners’ equity resulting from operations	$(43,981)	(43,325)	(7,383)	(128,678)	(240,457)	(238,618)	(1,126)	(102,262)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	TCIGA	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	ACVI2
Reinvested dividends	$348	3,287	12,674	21,954	68,964	14,410	-	12,647
Mortality and expense risk charges (note 2)	(692)	(4,482)	(75,350)	(16,788)	(49,614)	(10,726)	(106,709)	(14,697)

Net investment income (loss)	(344)	(1,195)	(62,676)	5,166	19,350	3,684	(106,709)	(2,050)

Realized gain (loss) on investments	7,503	5,411	273,536	99,051	236,660	(10,257)	585,935	6,098
Change in unrealized gain (loss) on investments	(19,129)	(89,330)	(911,364)	(321,547)	(858,032)	4,244	(1,045,866)	(263,883)

Net gain (loss) on investments	(11,626)	(83,919)	(637,828)	(222,496)	(621,372)	(6,013)	(459,931)	(257,785)

Reinvested capital gains	4,188	28,795	593,005	113,059	317,884	-	558,923	74,570

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,782)	(56,319)	(107,499)	(104,271)	(284,138)	(2,329)	(7,717)	(185,265)

Investment Activity:	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FCI	FEI	FHIP
Reinvested dividends	$44,347	55,727	369	91,013	5,945	9,670	125,391	167
Mortality and expense risk charges (note 2)	(9,903)	(20,172)	(338)	(22,301)	(2,664)	(2,686)	(70,241)	(37)

Net investment income (loss)	34,444	35,555	31	68,712	3,281	6,984	55,150	130

Realized gain (loss) on investments	(18,100)	(8,533)	(119)	(4,176)	(5,253)	5,112	186,549	-
Change in unrealized gain (loss) on investments	(58,453)	(94,265)	(3,012)	(179,071)	(3,923)	(29,854)	(1,061,864)	(264)

Net gain (loss) on investments	(76,553)	(102,798)	(3,131)	(183,247)	(9,176)	(24,742)	(875,315)	(264)

Reinvested capital gains	-	-	1,293	14,439	1,630	3,829	315,794	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(42,109)	(67,243)	(1,807)	(100,096)	(4,265)	(13,929)	(504,371)	(134)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FMG	FPR	FABA	FAB	FAEGA	FAEIA	FAEI	FO2
Reinvested dividends	$39,673	99,198	1,691	8,702	-	36,154	31,728	26,173
Mortality and expense risk charges (note 2)	(92,958)	(85,162)	(1,653)	(12,143)	(13,528)	(20,333)	(21,101)	(27,424)

Net investment income (loss)	(53,285)	14,036	38	(3,441)	(13,528)	15,821	10,627	(1,251)

Realized gain (loss) on investments	120,219	179,344	1,193	29,512	109,807	147,177	167,652	14,520
Change in unrealized gain (loss) on investments	(1,061,674)	(1,327,393)	(16,369)	(132,095)	(163,965)	(502,938)	(490,929)	(358,316)

Net gain (loss) on investments	(941,455)	(1,148,049)	(15,176)	(102,583)	(54,158)	(355,761)	(323,277)	(343,796)

Reinvested capital gains	587,022	759,793	7,640	50,140	58,457	158,952	138,989	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(407,718)	(374,220)	(7,498)	(55,884)	(9,229)	(180,988)	(173,661)	(345,047)

Investment Activity:	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2	FRBSI	TFF
Reinvested dividends	$-	-	25,796	8	22,959	44,340	15,133	16,742
Mortality and expense risk charges (note 2)	(8,277)	(42,557)	(6,449)	(8)	(18,475)	(22,194)	(16,611)	(9,730)

Net investment income (loss)	(8,277)	(42,557)	19,347	-	4,484	22,146	(1,478)	7,012

Realized gain (loss) on investments	50,247	236,884	10,464	4	63,268	(84,043)	4,775	26,551
Change in unrealized gain (loss) on investments	(33,635)	(171,852)	(61,667)	(179)	(193,193)	(230,368)	(324,705)	(160,019)

Net gain (loss) on investments	16,612	65,032	(51,203)	(175)	(129,925)	(314,411)	(319,930)	(133,468)

Reinvested capital gains	71,351	337,310	-	27	36,121	-	147,111	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,686	359,785	(31,856)	(148)	(89,320)	(292,265)	(174,297)	(126,456)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	TMSF	FSCG	JBS	JAFRT	JOS	JMERC	JWF	JWS
Reinvested dividends	$54,904	-	19,490	-	272	7,371	11,941	1,580
Mortality and expense risk charges (note 2)	(45,568)	(13,533)	(16,074)	(195,743)	(696)	(51,028)	(22,677)	(3,706)

Net investment income (loss)	9,336	(13,533)	3,416	(195,743)	(424)	(43,657)	(10,736)	(2,126)

Realized gain (loss) on investments	203,096	(3,138)	18,326	226,942	(2,345)	57,395	109,462	9,104
Change in unrealized gain (loss) on investments	(717,117)	(164,110)	(119,352)	(942,222)	(5,906)	(479,209)	(313,894)	(46,124)

Net gain (loss) on investments	(514,021)	(167,248)	(101,026)	(715,280)	(8,251)	(421,814)	(204,432)	(37,020)

Reinvested capital gains	148,670	118,440	72,618	1,046,151	-	331,554	82,793	14,868

Net increase (decrease) in contract owners’ equity resulting from operations	$(356,015)	(62,341)	(24,992)	135,128	(8,675)	(133,917)	(132,375)	(24,278)

Investment Activity:	LSC	MSI	NBF	NBIXA	NFA	NF	NGF	NIIXA
Reinvested dividends	$576	35,804	39,404	4,976	5,357	26,643	1,789	127
Mortality and expense risk charges (note 2)	(36,213)	(15,695)	(17,018)	(2,849)	(12,077)	(36,106)	(3,148)	(43)

Net investment income (loss)	(35,637)	20,109	22,386	2,127	(6,720)	(9,463)	(1,359)	84

Realized gain (loss) on investments	(138,508)	(15,472)	(34,138)	(14,943)	98,740	153,850	12,265	14
Change in unrealized gain (loss) on investments	(521,396)	(51,031)	(9,478)	6,470	(312,157)	(835,411)	(83,294)	(817)

Net gain (loss) on investments	(659,904)	(66,503)	(43,616)	(8,473)	(213,417)	(681,561)	(71,029)	(803)

Reinvested capital gains	329,731	-	-	-	156,732	499,039	67,886	85

Net increase (decrease) in contract owners’ equity resulting from operations	$(365,810)	(46,394)	(21,230)	(6,346)	(63,405)	(191,985)	(4,502)	(634)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$23,362	10,076	64,552	63,224	10,565	9,528	54,559	21,484
Mortality and expense risk charges (note 2)	(15,144)	(5,426)	(40,093)	(37,492)	(6,675)	(9,745)	(55,660)	(23,330)

Net investment income (loss)	8,218	4,650	24,459	25,732	3,890	(217)	(1,101)	(1,846)

Realized gain (loss) on investments	32,804	(2,686)	61,697	116,365	(4,597)	27,338	-	-
Change in unrealized gain (loss) on investments	(269,032)	(29,595)	(531,967)	(676,386)	(47,969)	(231,934)	-	-

Net gain (loss) on investments	(236,228)	(32,281)	(470,270)	(560,021)	(52,566)	(204,596)	-	-

Reinvested capital gains	101,339	11,717	221,113	261,336	22,497	112,324	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,671)	(15,914)	(224,698)	(272,953)	(26,179)	(92,489)	(1,101)	(1,846)

Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$3,217	23,881	13,232	53,172	57,499	16,475	4,418	65,682
Mortality and expense risk charges (note 2)	(8,818)	(21,052)	(11,094)	(38,784)	(47,231)	(10,926)	(5,197)	(53,840)

Net investment income (loss)	(5,601)	2,829	2,138	14,388	10,268	5,549	(779)	11,842

Realized gain (loss) on investments	7,748	60,505	(19,924)	58,817	175,577	1,142	(392)	222,647
Change in unrealized gain (loss) on investments	(216,687)	(352,680)	(18,394)	(507,432)	(843,685)	(94,263)	(105,553)	(942,678)

Net gain (loss) on investments	(208,939)	(292,175)	(38,318)	(448,615)	(668,108)	(93,121)	(105,945)	(720,031)

Reinvested capital gains	200,488	131,286	13,707	237,987	339,274	45,263	31,298	484,441

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,052)	(158,060)	(22,473)	(196,240)	(318,566)	(42,309)	(75,426)	(223,748)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NSCIXA	NVTIV3	NIPSIS	NBGST	NBGF	NBGT	PF	NBPT
Reinvested dividends	$3,524	4,284	27,375	355	7,908	829	37,238	1,220
Mortality and expense risk charges (note 2)	(6,218)	(3,044)	(19,655)	(93,490)	(17,873)	(2,326)	(30,217)	(1,095)

Net investment income (loss)	(2,694)	1,240	7,720	(93,135)	(9,965)	(1,497)	7,021	125

Realized gain (loss) on investments	26,659	(3,948)	(8,215)	272,505	82,553	(4,816)	71,168	(3,668)
Change in unrealized gain (loss) on investments	(186,130)	(38,093)	(46,160)	(1,353,972)	(283,261)	(24,858)	(375,452)	(6,224)

Net gain (loss) on investments	(159,471)	(42,041)	(54,375)	(1,081,467)	(200,708)	(29,674)	(304,284)	(9,892)

Reinvested capital gains	115,749	2,371	-	669,325	109,734	15,992	239,048	8,784

Net increase (decrease) in contract owners’ equity resulting from operations	$(46,416)	(38,430)	(46,655)	(505,277)	(100,939)	(15,179)	(58,215)	(983)

Investment Activity:	NLMB	NBSRT	OVGSS	OCAF	OGF	OSI	PMTRA	PUGOA
Reinvested dividends	$6,014	3,329	39,998	-	13,745	21,481	38,279	2
Mortality and expense risk charges (note 2)	(3,932)	(16,933)	(68,154)	(12,209)	(45,014)	(5,364)	(17,271)	(664)

Net investment income (loss)	2,082	(13,604)	(28,156)	(12,209)	(31,269)	16,117	21,008	(662)

Realized gain (loss) on investments	(2,695)	12,140	72,156	31,292	119,174	(5,069)	(30,088)	373
Change in unrealized gain (loss) on investments	(302)	(182,334)	(1,146,806)	(154,424)	(881,943)	(37,016)	(17,663)	(4,173)

Net gain (loss) on investments	(2,997)	(170,194)	(1,074,650)	(123,132)	(762,769)	(42,085)	(47,751)	(3,800)

Reinvested capital gains	-	101,809	373,058	72,618	310,959	-	-	4,097

Net increase (decrease) in contract owners’ equity resulting from operations	$(915)	(81,989)	(729,748)	(62,723)	(483,079)	(25,968)	(26,743)	(365)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PUIGA	PBF	WRASCA	WRSCGA	SACSA	WFENAD	SGRA	WFLCCA
Reinvested dividends	$93	7,916	724	-	-	-	-	1,125
Mortality and expense risk charges (note 2)	(78)	(8,340)	(944)	(5,550)	(26,167)	(1,634)	(9,982)	(1,721)

Net investment income (loss)	15	(424)	(220)	(5,550)	(26,167)	(1,634)	(9,982)	(596)

Realized gain (loss) on investments	12	(12,620)	(4,518)	(29,285)	1,970	(1,717)	(36,969)	2,783
Change in unrealized gain (loss) on investments	(1,376)	(40,887)	1,290	(88,772)	(462,982)	(18,659)	(102,063)	(27,791)

Net gain (loss) on investments	(1,364)	(53,507)	(3,228)	(118,057)	(461,012)	(20,376)	(139,032)	(25,008)

Reinvested capital gains	180	20,579	25,881	77,917	274,763	14,350	144,425	13,098

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,169)	(33,352)	22,433	(45,690)	(212,416)	(7,660)	(4,589)	(12,506)

Investment Activity:	WFLGA	WFAIVD
Reinvested dividends	$-	6,414
Mortality and expense risk charges (note 2)	(33,041)	(8,166)

Net investment income (loss)	(33,041)	(1,752)

Realized gain (loss) on investments	22,627	19,897
Change in unrealized gain (loss) on investments	(474,958)	(88,235)

Net gain (loss) on investments	(452,331)	(68,338)

Reinvested capital gains	508,750	34,599

Net increase (decrease) in contract owners’ equity resulting from operations	$23,378	(35,491)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DMICPA		DAF		DPBOZ
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(396,162)	(204,331)	3,410	-	(3,855)	(2,379)	(1,038)	(2,793)
Realized gain (loss) on investments	5,273,557	6,763,739	34	-	(57,514)	(13,687)	80,221	81,753
Change in unrealized gain (loss) on investments	(31,164,033)	11,798,047	5,286	-	(531,860)	227,663	(150,264)	(24,442)
Reinvested capital gains	15,458,711	12,262,616	-	-	401,784	387,728	39,062	35,653

Net increase (decrease) in contract owners’ equity resulting from operations	(10,827,927)	30,620,071	8,730	-	(191,445)	599,325	(32,019)	90,171

Equity transactions:
Purchase payments received from contract owners (note 3)	7,379,611	8,947,657	4,458	-	69,870	107,035	14,940	21,346
Transfers between funds	-	-	884,108	-	(53,756)	(108,052)	4,621	(81,202)
Redemptions (note 3)	(28,285,841)	(26,538,757)	(12,170)	-	(271,143)	(441,360)	(322,928)	(109,211)
Annuity benefits	(2,806)	(1,906)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(129,352)	(133,203)	(110)	-	(1,269)	(1,347)	(396)	(452)
Contingent deferred sales charges (note 2)	(21,729)	(25,636)	-	-	(18)	(439)	(236)	-
Adjustments to maintain reserves	73	(5,576)	12	-	(74)	2	41	(38)

Net equity transactions	(21,060,044)	(17,757,421)	876,298	-	(256,390)	(444,161)	(303,958)	(169,557)

Net change in contract owners’ equity	(31,887,971)	12,862,650	885,028	-	(447,835)	155,164	(335,977)	(79,386)
Contract owners’ equity beginning of period	197,413,249	184,550,599	-	-	2,737,977	2,582,813	858,446	937,832

Contract owners’ equity end of period	$165,525,278	197,413,249	885,028	-	2,290,142	2,737,977	522,469	858,446

CHANGES IN UNITS:
Beginning units	8,516,579	7,834,655	-	-	120,151	141,580	49,698	59,877
Units purchased	696,402	2,580,007	89,019	-	4,352	5,706	1,034	2,303
Units redeemed	(1,601,100)	(1,898,083)	(1,406)	-	(15,967)	(27,135)	(18,775)	(12,482)

Ending units	7,611,881	8,516,579	87,613	-	108,536	120,151	31,957	49,698

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSPI		DPITIA		DROSC		DTC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,138	32,732	13,595	13,740	(1,296)	(1,754)	1,465	(1,856)
Realized gain (loss) on investments	565,416	329,512	(109,521)	(4,258)	13,864	2,139	(30,012)	(310)
Change in unrealized gain (loss) on investments	(2,824,612)	984,543	44,508	16,909	(46,271)	9,600	(4,634)	(24,824)
Reinvested capital gains	1,496,680	949,814	-	10,502	15,330	15,936	10,559	89,185

Net increase (decrease) in contract owners’ equity resulting from operations	(745,378)	2,296,601	(51,418)	36,893	(18,373)	25,921	(22,622)	62,195

Equity transactions:
Purchase payments received from contract owners (note 3)	627,758	709,985	26,107	57,837	14,583	7,514	6,297	8,590
Transfers between funds	49,273	(125,819)	(854,537)	5,085	17,974	8,609	2	(56,248)
Redemptions (note 3)	(1,715,297)	(1,079,434)	(355,592)	(200,813)	(100,231)	(8,205)	(73,553)	(91,097)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,563)	(10,612)	(657)	(893)	-	-	(409)	(448)
Contingent deferred sales charges (note 2)	(664)	(456)	-	(31)	-	-	-	-
Adjustments to maintain reserves	37	(29)	(193)	78	6	(4)	3	(12)

Net equity transactions	(1,050,456)	(506,365)	(1,184,872)	(138,737)	(67,668)	7,914	(67,660)	(139,215)

Net change in contract owners’ equity	(1,795,834)	1,790,236	(1,236,290)	(101,844)	(86,041)	33,835	(90,282)	(77,020)
Contract owners’ equity beginning of period	13,579,094	11,788,858	1,236,290	1,338,134	144,922	111,087	442,537	519,557

Contract owners’ equity end of period	$11,783,260	13,579,094	-	1,236,290	58,881	144,922	352,255	442,537

CHANGES IN UNITS:
Beginning units	210,963	219,191	94,604	105,338	5,806	5,445	17,526	21,203
Units purchased	12,731	17,639	3,075	4,865	2,402	1,288	150	221
Units redeemed	(28,700)	(25,867)	(97,679)	(15,599)	(5,253)	(927)	(3,560)	(3,898)

Ending units	194,994	210,963	-	94,604	2,955	5,806	14,116	17,526

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AREA		ASCGI		VKEIA		VKGIA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$141	(951)	(4,843)	(3,973)	(381)	2,910	2,519	5,428
Realized gain (loss) on investments	(31,583)	(6,895)	513	(288)	41,517	10,359	47,438	44,486
Change in unrealized gain (loss) on investments	(42,962)	25,779	(68,679)	45,080	(52,895)	5,031	(264,933)	(17,094)
Reinvested capital gains	30,423	30,330	29,684	28,539	4,376	19,874	86,298	89,157

Net increase (decrease) in contract owners’ equity resulting from operations	(43,981)	48,263	(43,325)	69,358	(7,383)	38,174	(128,678)	121,977

Equity transactions:
Purchase payments received from contract owners (note 3)	21,589	12,734	2,159	31,286	12,307	22,415	14,617	37,223
Transfers between funds	(50,406)	35,155	70,401	572	(5,414)	26,377	(74,870)	3,028
Redemptions (note 3)	(51,274)	(84,532)	(33,522)	(51,839)	(375,236)	(53,287)	(86,425)	(138,154)
Annuity benefits	(89)	(62)	-	-	-	-	(233)	(151)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(7)	(81)	-	-	-	(6)	(108)
Adjustments to maintain reserves	(5)	(92)	4	(63)	(14)	(2)	35	(331)

Net equity transactions	(80,185)	(36,804)	38,961	(20,044)	(368,357)	(4,497)	(146,881)	(98,493)

Net change in contract owners’ equity	(124,166)	11,459	(4,364)	49,314	(375,740)	33,677	(275,559)	23,484
Contract owners’ equity beginning of period	663,191	651,732	353,637	304,323	447,217	413,540	1,036,975	1,013,491

Contract owners’ equity end of period	$539,025	663,191	349,273	353,637	71,477	447,217	761,416	1,036,975

CHANGES IN UNITS:
Beginning units	41,301	43,562	14,245	15,116	27,262	27,536	31,988	35,360
Units purchased	1,529	3,036	2,787	1,591	753	3,173	1,259	1,896
Units redeemed	(6,722)	(5,297)	(1,381)	(2,462)	(23,137)	(3,447)	(5,729)	(5,268)

Ending units	36,108	41,301	15,651	14,245	4,878	27,262	27,518	31,988

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VKGA		PRSCA		ADGFIS		ADUES
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(53,402)	(50,713)	(22,251)	(23,671)	12,973	(6,082)	(14,794)	(12,900)
Realized gain (loss) on investments	96,833	47,919	107,337	192,581	(367)	(3,260)	102,998	70,839
Change in unrealized gain (loss) on investments	(719,287)	416,392	(488,973)	(7,492)	(17,542)	9,410	(329,458)	64,967
Reinvested capital gains	435,399	332,436	165,269	-	3,810	1,396	138,992	143,690

Net increase (decrease) in contract owners’ equity resulting from operations	(240,457)	746,034	(238,618)	161,418	(1,126)	1,464	(102,262)	266,596

Equity transactions:
Purchase payments received from contract owners (note 3)	153,535	161,572	42,433	105,320	19,048	25,045	42,586	53,853
Transfers between funds	(1,546)	(43,604)	(26,738)	(257,877)	(979)	(47,903)	(43,613)	(19,259)
Redemptions (note 3)	(545,474)	(467,941)	(277,751)	(173,926)	(52,980)	(53,314)	(249,140)	(175,590)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,686)	(2,817)	(904)	(987)	(330)	(425)	(1,190)	(1,330)
Contingent deferred sales charges (note 2)	(4)	(848)	(47)	(24)	-	(8)	-	(36)
Adjustments to maintain reserves	6	(94)	25	(70)	(11)	(14)	(5)	(10)

Net equity transactions	(396,168)	(353,732)	(262,983)	(327,564)	(35,251)	(76,619)	(251,363)	(142,372)

Net change in contract owners’ equity	(636,625)	392,302	(501,601)	(166,146)	(36,377)	(75,155)	(353,625)	124,224
Contract owners’ equity beginning of period	4,167,379	3,775,077	1,853,224	2,019,370	423,751	498,906	1,574,206	1,449,982

Contract owners’ equity end of period	$3,530,754	4,167,379	1,351,623	1,853,224	387,374	423,751	1,220,581	1,574,206

CHANGES IN UNITS:
Beginning units	109,407	119,579	37,216	44,273	38,123	45,021	76,645	84,286
Units purchased	5,342	5,105	1,616	2,843	3,525	2,821	2,399	3,450
Units redeemed	(15,067)	(15,277)	(6,974)	(9,900)	(6,676)	(9,719)	(14,647)	(11,091)

Ending units	99,682	109,407	31,858	37,216	34,972	38,123	64,397	76,645

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TCIGA		TCIGR		TCG		ACIGA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(344)	(334)	(1,195)	(1,547)	(62,676)	(59,936)	5,166	12,086
Realized gain (loss) on investments	7,503	550	5,411	26,871	273,536	214,096	99,051	141,015
Change in unrealized gain (loss) on investments	(19,129)	12,254	(89,330)	51,618	(911,364)	634,980	(321,547)	(2,692)
Reinvested capital gains	4,188	2,772	28,795	14,556	593,005	527,616	113,059	91,097

Net increase (decrease) in contract owners’ equity resulting from operations	(7,782)	15,242	(56,319)	91,498	(107,499)	1,316,756	(104,271)	241,506

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	78,258	92,990	12,777	21,854
Transfers between funds	-	-	(5,342)	(1,971)	7,684	(8,963)	18,659	(26,169)
Redemptions (note 3)	(18,367)	(686)	(5,395)	(63,841)	(681,715)	(435,248)	(155,377)	(350,745)
Annuity benefits	-	-	-	-	(320)	(191)	-	-
Contract maintenance charges (note 2)	-	-	(442)	(555)	(3,371)	(3,723)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(15)	(285)	(581)	(67)
Adjustments to maintain reserves	4	(26)	(11)	(25)	31	(365)	(13)	(93)

Net equity transactions	(18,363)	(712)	(11,189)	(66,392)	(599,448)	(355,785)	(124,535)	(355,220)

Net change in contract owners’ equity	(26,145)	14,530	(67,508)	25,106	(706,947)	960,971	(228,806)	(113,714)
Contract owners’ equity beginning of period	67,163	52,633	350,919	325,813	5,693,891	4,732,920	1,400,651	1,514,365

Contract owners’ equity end of period	$41,018	67,163	283,411	350,919	4,986,944	5,693,891	1,171,845	1,400,651

CHANGES IN UNITS:
Beginning units	5,455	5,517	9,496	11,403	85,239	90,504	74,206	94,876
Units purchased	-	-	-	-	5,349	2,651	2,288	1,934
Units redeemed	(1,428)	(62)	(299)	(1,907)	(11,410)	(7,916)	(8,809)	(22,604)

Ending units	4,027	5,455	9,197	9,496	79,178	85,239	67,685	74,206

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IGF		BSTG		TCUL		ACVI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$19,350	39,793	3,684	(2,677)	(106,709)	(82,943)	(2,050)	(5,725)
Realized gain (loss) on investments	236,660	145,889	(10,257)	(2,938)	585,935	538,017	6,098	4,738
Change in unrealized gain (loss) on investments	(858,032)	200,725	4,244	(5,531)	(1,045,866)	1,065,089	(263,883)	278,983
Reinvested capital gains	317,884	245,375	-	-	558,923	432,262	74,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	(284,138)	631,782	(2,329)	(11,146)	(7,717)	1,952,425	(185,265)	277,996

Equity transactions:
Purchase payments received from contract owners (note 3)	175,849	197,852	27,368	43,050	208,289	355,390	62,896	93,426
Transfers between funds	(74,244)	(20,779)	(12,363)	(29,093)	212,115	260,674	(3,227)	(29,620)
Redemptions (note 3)	(373,400)	(492,496)	(244,423)	(92,742)	(1,182,771)	(1,339,229)	(60,659)	(162,843)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,230)	(3,409)	(573)	(739)	(6,126)	(6,049)	(373)	(445)
Contingent deferred sales charges (note 2)	-	(57)	(2)	(9)	(20)	(343)	(5)	(256)
Adjustments to maintain reserves	26	(14)	10	(21)	(14)	(38)	(3)	(48)

Net equity transactions	(274,999)	(318,903)	(229,983)	(79,554)	(768,527)	(729,595)	(1,370)	(99,786)

Net change in contract owners’ equity	(559,137)	312,879	(232,312)	(90,700)	(776,244)	1,222,830	(186,635)	178,210
Contract owners’ equity beginning of period	3,783,285	3,470,406	1,016,116	1,106,816	7,958,662	6,735,832	1,138,808	960,598

Contract owners’ equity end of period	$3,224,148	3,783,285	783,804	1,016,116	7,182,418	7,958,662	952,173	1,138,808

CHANGES IN UNITS:
Beginning units	96,144	105,004	55,752	58,445	228,414	252,800	102,279	111,506
Units purchased	4,856	7,056	2,316	3,179	12,601	19,470	7,310	10,145
Units redeemed	(11,869)	(15,916)	(20,434)	(5,872)	(32,257)	(43,856)	(7,303)	(19,372)

Ending units	89,131	96,144	37,634	55,752	208,758	228,414	102,286	102,279

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DWHYOI		FBDF		FEQIF		FHYT
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$34,444	32,399	35,555	41,292	31	161	68,712	66,967
Realized gain (loss) on investments	(18,100)	(18,746)	(8,533)	1,671	(119)	4,625	(4,176)	17,914
Change in unrealized gain (loss) on investments	(58,453)	30,279	(94,265)	40,202	(3,012)	(1,656)	(179,071)	37,327
Reinvested capital gains	-	-	-	1,969	1,293	974	14,439	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,109)	43,932	(67,243)	85,134	(1,807)	4,104	(100,096)	122,208

Equity transactions:
Purchase payments received from contract owners (note 3)	65,887	77,195	85,909	79,434	-	33,577	103,342	158,529
Transfers between funds	(40,849)	(10,440)	7,642	19,383	-	(33,894)	21,432	21,565
Redemptions (note 3)	(68,123)	(132,314)	(167,300)	(191,477)	(19,220)	-	(236,331)	(876,040)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(627)	(722)	(997)	(1,229)	-	-	(915)	(1,060)
Contingent deferred sales charges (note 2)	-	(61)	(191)	(40)	(86)	-	(376)	(458)
Adjustments to maintain reserves	1	(250)	(4)	(18)	(10)	(2)	10	(33)

Net equity transactions	(43,711)	(66,592)	(74,940)	(93,947)	(19,316)	(319)	(112,838)	(697,497)

Net change in contract owners’ equity	(85,820)	(22,660)	(142,183)	(8,813)	(21,123)	3,785	(212,934)	(575,289)
Contract owners’ equity beginning of period	770,131	792,791	1,626,308	1,635,121	30,082	26,297	1,796,306	2,371,595

Contract owners’ equity end of period	$684,311	770,131	1,484,125	1,626,308	8,959	30,082	1,583,372	1,796,306

CHANGES IN UNITS:
Beginning units	36,769	40,079	64,641	68,476	1,838	1,838	70,919	97,140
Units purchased	3,213	4,256	4,585	4,975	-	2,150	9,705	9,054
Units redeemed	(5,364)	(7,566)	(7,655)	(8,810)	(1,212)	(2,150)	(14,206)	(35,275)

Ending units	34,618	36,769	61,571	64,641	626	1,838	66,418	70,919

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FIIF		FCI		FEI		FHIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,281	4,118	6,984	6,363	55,150	39,285	130	121
Realized gain (loss) on investments	(5,253)	(2,052)	5,112	19,050	186,549	67,597	-	1
Change in unrealized gain (loss) on investments	(3,923)	2,111	(29,854)	(4,337)	(1,061,864)	250,282	(264)	37
Reinvested capital gains	1,630	3,010	3,829	2,418	315,794	259,471	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,265)	7,187	(13,929)	23,494	(504,371)	616,635	(134)	159

Equity transactions:
Purchase payments received from contract owners (note 3)	7,345	6,440	-	-	128,961	177,847	-	-
Transfers between funds	(2,246)	5,736	(865)	(42,832)	(24,133)	(117,571)	-	-
Redemptions (note 3)	(57,545)	(42,227)	(16,065)	(23,937)	(581,164)	(569,531)	-	-
Annuity benefits	-	-	-	-	(404)	(391)	-	-
Contract maintenance charges (note 2)	-	-	(298)	(294)	(4,174)	(4,453)	-	-
Contingent deferred sales charges (note 2)	(257)	(30)	-	-	(3)	(188)	-	-
Adjustments to maintain reserves	32	(39)	11	(54)	80	234	(2)	(2)

Net equity transactions	(52,671)	(30,120)	(17,217)	(67,117)	(480,836)	(514,053)	(2)	(2)

Net change in contract owners’ equity	(56,936)	(22,933)	(31,146)	(43,623)	(985,207)	102,582	(136)	157
Contract owners’ equity beginning of period	255,459	278,392	215,286	258,909	5,619,634	5,517,052	2,982	2,825

Contract owners’ equity end of period	$198,523	255,459	184,140	215,286	4,634,427	5,619,634	2,846	2,982

CHANGES IN UNITS:
Beginning units	14,555	16,228	1,359	1,801	31,047	34,104	69	69
Units purchased	1,982	1,246	-	-	826	1,290	-	-
Units redeemed	(5,039)	(2,919)	(109)	(442)	(3,547)	(4,347)	-	-

Ending units	11,498	14,555	1,250	1,359	28,326	31,047	69	69

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FMG		FPR		FABA		FAB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(53,285)	(33,559)	14,036	4,651	38	69	(3,441)	(7,143)
Realized gain (loss) on investments	120,219	37,022	179,344	312,249	1,193	1,841	29,512	308,836
Change in unrealized gain (loss) on investments	(1,061,674)	866,170	(1,327,393)	487,727	(16,369)	8,884	(132,095)	(147,868)
Reinvested capital gains	587,022	607,827	759,793	173,948	7,640	6,819	50,140	73,192

Net increase (decrease) in contract owners’ equity resulting from operations	(407,718)	1,477,460	(374,220)	978,575	(7,498)	17,613	(55,884)	227,017

Equity transactions:
Purchase payments received from contract owners (note 3)	152,932	187,454	295,117	332,381	45	-	121,183	66,823
Transfers between funds	5,297	(58,308)	1,004,508	(128,858)	(30)	(52)	82,970	95,031
Redemptions (note 3)	(795,521)	(849,317)	(745,222)	(911,945)	(1,415)	(2,770)	(355,105)	(1,137,814)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,024)	(7,214)	(4,658)	(4,793)	-	-	(1,686)	(1,553)
Contingent deferred sales charges (note 2)	(301)	(224)	(41)	(374)	-	-	(44)	(238)
Adjustments to maintain reserves	40	(44)	(13)	(25)	15	(23)	(3)	4

Net equity transactions	(644,578)	(727,653)	549,691	(713,614)	(1,385)	(2,845)	(152,684)	(977,747)

Net change in contract owners’ equity	(1,052,296)	749,807	175,471	264,961	(8,883)	14,768	(208,568)	(750,730)
Contract owners’ equity beginning of period	7,020,822	6,271,015	6,273,225	6,008,264	136,156	121,388	1,049,605	1,800,335

Contract owners’ equity end of period	$5,968,526	7,020,822	6,448,696	6,273,225	127,273	136,156	841,037	1,049,605

CHANGES IN UNITS:
Beginning units	124,033	138,345	103,573	116,266	6,759	6,912	36,522	71,592
Units purchased	4,314	4,190	22,096	9,499	3	-	7,320	6,127
Units redeemed	(15,167)	(18,502)	(13,102)	(22,192)	(69)	(153)	(12,747)	(41,197)

Ending units	113,180	124,033	112,567	103,573	6,693	6,759	31,095	36,522

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FAEGA		FAEIA		FAEI		FO2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,528)	(11,398)	15,821	7,802	10,627	2,791	(1,251)	325
Realized gain (loss) on investments	109,807	32,017	147,177	201,885	167,652	88,423	14,520	(56)
Change in unrealized gain (loss) on investments	(163,965)	119,899	(502,938)	(177,032)	(490,929)	(61,716)	(358,316)	454,676
Reinvested capital gains	58,457	112,427	158,952	152,977	138,989	142,655	-	1,919

Net increase (decrease) in contract owners’ equity resulting from operations	(9,229)	252,945	(180,988)	185,632	(173,661)	172,153	(345,047)	456,864

Equity transactions:
Purchase payments received from contract owners (note 3)	14,426	14,294	20,134	89,654	61,772	60,447	143,156	115,476
Transfers between funds	(69,219)	17,822	(76,794)	16,196	(10,879)	(23,450)	(3,631)	108,484
Redemptions (note 3)	(74,719)	(35,144)	(274,273)	(346,948)	(420,574)	(152,661)	(290,595)	(81,682)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,519)	(1,720)	(876)	(839)
Contingent deferred sales charges (note 2)	-	(13)	(482)	(2,504)	-	(29)	(2)	(26)
Adjustments to maintain reserves	(33)	(57)	41	(98)	10	(23)	2	(54)

Net equity transactions	(129,545)	(3,098)	(331,373)	(243,700)	(371,190)	(117,436)	(151,945)	141,359

Net change in contract owners’ equity	(138,774)	249,847	(512,361)	(58,068)	(544,851)	54,717	(496,992)	598,223
Contract owners’ equity beginning of period	1,020,992	771,145	1,843,389	1,901,457	1,734,666	1,679,949	2,195,778	1,597,555

Contract owners’ equity end of period	$882,218	1,020,992	1,331,028	1,843,389	1,189,815	1,734,666	1,698,786	2,195,778

CHANGES IN UNITS:
Beginning units	63,200	63,534	78,326	89,257	47,085	50,422	195,457	182,467
Units purchased	1,117	2,781	1,080	8,688	1,990	3,848	16,506	28,237
Units redeemed	(9,037)	(3,115)	(15,505)	(19,619)	(12,472)	(7,185)	(31,612)	(15,247)

Ending units	55,280	63,200	63,901	78,326	36,603	47,085	180,351	195,457

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FAGOA		FAGO		FAHY		FAOA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(8,277)	(6,622)	(42,557)	(32,023)	19,347	17,784	-	1
Realized gain (loss) on investments	50,247	2,730	236,884	146,676	10,464	24,445	4	10
Change in unrealized gain (loss) on investments	(33,635)	110,787	(171,852)	356,271	(61,667)	6,571	(179)	174
Reinvested capital gains	71,351	44,821	337,310	205,163	-	-	27	25

Net increase (decrease) in contract owners’ equity resulting from operations	79,686	151,716	359,785	676,087	(31,856)	48,800	(148)	210

Equity transactions:
Purchase payments received from contract owners (note 3)	4,600	7,373	177,836	133,192	-	-	-	-
Transfers between funds	30,831	20,562	126,860	302,523	(19,667)	33,103	-	-
Redemptions (note 3)	(111,093)	(4,059)	(471,109)	(258,997)	(15,218)	(62,088)	-	1
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,475)	(3,218)	(352)	(401)	-	-
Contingent deferred sales charges (note 2)	(110)	-	-	(54)	-	-	-	-
Adjustments to maintain reserves	37	(45)	(4)	(7)	1	32	(6)	(2)

Net equity transactions	(75,735)	23,831	(169,892)	173,439	(35,236)	(29,354)	(6)	(1)

Net change in contract owners’ equity	3,951	175,547	189,893	849,526	(67,092)	19,446	(154)	209
Contract owners’ equity beginning of period	628,547	453,000	2,943,047	2,093,521	520,828	501,382	947	738

Contract owners’ equity end of period	$632,498	628,547	3,132,940	2,943,047	453,736	520,828	793	947

CHANGES IN UNITS:
Beginning units	33,568	32,143	90,186	85,084	15,044	15,948	63	63
Units purchased	1,628	1,748	9,380	16,163	1	1,195	-	-
Units redeemed	(5,170)	(323)	(14,097)	(11,061)	(1,179)	(2,099)	-	-

Ending units	30,026	33,568	85,469	90,186	13,866	15,044	63	63

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FAM		TIF2		FRBSI		TFF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,484	1,542	22,146	25,911	(1,478)	(2,368)	7,012	946
Realized gain (loss) on investments	63,268	68,579	(84,043)	(76,315)	4,775	2,277	26,551	47,571
Change in unrealized gain (loss) on investments	(193,193)	50,310	(230,368)	329,304	(324,705)	53,301	(160,019)	71,835
Reinvested capital gains	36,121	40,263	-	-	147,111	83,955	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,320)	160,694	(292,265)	278,900	(174,297)	137,165	(126,456)	120,352

Equity transactions:
Purchase payments received from contract owners (note 3)	43,465	35,634	78,216	112,182	43,814	29,952	-	-
Transfers between funds	135,259	131,617	3,859	(82,960)	(21,487)	(27,930)	(6,353)	(105)
Redemptions (note 3)	(389,709)	(230,400)	(370,410)	(272,723)	(44,626)	(169,632)	(45,566)	(101,537)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,500)	(1,601)	(576)	(687)	-	-	(674)	(780)
Contingent deferred sales charges (note 2)	-	(143)	(505)	(78)	(246)	(332)	-	-
Adjustments to maintain reserves	1	(19)	(9)	(31)	(37)	(17)	33	(56)

Net equity transactions	(212,484)	(64,912)	(289,425)	(244,297)	(22,582)	(167,959)	(52,560)	(102,478)

Net change in contract owners’ equity	(301,804)	95,782	(581,690)	34,603	(196,879)	(30,794)	(179,016)	17,874
Contract owners’ equity beginning of period	1,422,505	1,326,723	1,975,555	1,940,952	1,315,948	1,346,742	826,133	808,259

Contract owners’ equity end of period	$1,120,701	1,422,505	1,393,865	1,975,555	1,119,069	1,315,948	647,117	826,133

CHANGES IN UNITS:
Beginning units	40,100	42,107	202,796	229,506	39,135	44,400	27,662	31,810
Units purchased	5,143	5,010	17,032	17,384	1,442	1,085	-	-
Units redeemed	(11,414)	(7,017)	(48,446)	(44,094)	(2,040)	(6,350)	(1,947)	(4,148)

Ending units	33,829	40,100	171,382	202,796	38,537	39,135	25,715	27,662

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TMSF		FSCG		JBS		JAFRT
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,336	27,681	(13,533)	(12,685)	3,416	5,115	(195,743)	(12,629)
Realized gain (loss) on investments	203,096	299,118	(3,138)	91,815	18,326	31,301	226,942	77,348
Change in unrealized gain (loss) on investments	(717,117)	(224,850)	(164,110)	30,482	(119,352)	100,757	(942,222)	393,001
Reinvested capital gains	148,670	165,698	118,440	79,305	72,618	38,397	1,046,151	1,148,769

Net increase (decrease) in contract owners’ equity resulting from operations	(356,015)	267,647	(62,341)	188,917	(24,992)	175,570	135,128	1,606,489

Equity transactions:
Purchase payments received from contract owners (note 3)	157,860	167,476	15,240	19,708	17,948	49,262	231,266	465,457
Transfers between funds	(101,562)	(73,885)	85,747	(2,144)	365,094	(27,956)	(261,006)	13,711,974
Redemptions (note 3)	(428,519)	(706,763)	(57,649)	(264,305)	(61,028)	(104,611)	(1,945,078)	(1,021,213)
Annuity benefits	(93)	(63)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,823)	(2,047)	-	-	-	-	(11,079)	(6,975)
Contingent deferred sales charges (note 2)	(10)	(1,855)	-	(2,138)	(1)	(209)	(212)	(205)
Adjustments to maintain reserves	(16)	(126)	(30)	(8)	(15)	(46)	1	(11)

Net equity transactions	(374,164)	(617,263)	43,308	(248,887)	321,999	(83,560)	(1,986,108)	13,149,027

Net change in contract owners’ equity	(730,179)	(349,616)	(19,033)	(59,970)	297,007	92,010	(1,850,980)	14,755,516
Contract owners’ equity beginning of period	3,786,374	4,135,990	981,938	1,041,908	1,188,936	1,096,926	14,755,516	-

Contract owners’ equity end of period	$3,056,195	3,786,374	962,905	981,938	1,485,943	1,188,936	12,904,536	14,755,516

CHANGES IN UNITS:
Beginning units	135,171	158,078	59,837	75,688	58,276	62,729	1,317,073	-
Units purchased	5,970	7,708	6,457	1,430	18,158	4,421	20,673	1,413,351
Units redeemed	(19,405)	(30,615)	(4,010)	(17,281)	(2,952)	(8,874)	(185,912)	(96,278)

Ending units	121,736	135,171	62,284	59,837	73,482	58,276	1,151,834	1,317,073

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JOS		JMERC		JWF		JWS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(424)	242	(43,657)	(15,253)	(10,736)	(11,416)	(2,126)	(2,525)
Realized gain (loss) on investments	(2,345)	(1,750)	57,395	16,574	109,462	119,760	9,104	27,466
Change in unrealized gain (loss) on investments	(5,906)	15,809	(479,209)	277,665	(313,894)	266,055	(46,124)	37,172
Reinvested capital gains	-	-	331,554	173,194	82,793	-	14,868	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,675)	14,301	(133,917)	452,180	(132,375)	374,399	(24,278)	62,113

Equity transactions:
Purchase payments received from contract owners (note 3)	2,750	2,484	63,895	59,881	-	-	1,365	2,529
Transfers between funds	(13,246)	(310)	(64,840)	3,776,465	(4,950)	(17,619)	-	(130)
Redemptions (note 3)	(3,134)	(4,469)	(406,460)	(311,350)	(149,472)	(164,458)	(12,139)	(20,434)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,197)	(2,038)	(2,011)	(2,153)	-	-
Contingent deferred sales charges (note 2)	-	-	(107)	(86)	-	(6)	(17)	-
Adjustments to maintain reserves	(2)	(17)	(6)	(27)	4	(29)	(10)	(19)

Net equity transactions	(13,633)	(2,312)	(410,714)	3,522,845	(156,428)	(184,265)	(10,801)	(18,054)

Net change in contract owners’ equity	(22,308)	11,989	(544,631)	3,975,025	(288,803)	190,134	(35,079)	44,059
Contract owners’ equity beginning of period	61,690	49,701	3,975,025	-	1,758,060	1,567,926	302,976	258,917

Contract owners’ equity end of period	$39,382	61,690	3,430,394	3,975,025	1,469,257	1,758,060	267,897	302,976

CHANGES IN UNITS:
Beginning units	5,658	5,883	353,367	-	70,278	79,326	13,537	14,454
Units purchased	261	255	7,032	383,635	-	-	61	1,402
Units redeemed	(1,613)	(480)	(42,289)	(30,268)	(6,130)	(9,048)	(539)	(2,319)

Ending units	4,306	5,658	318,110	353,367	64,148	70,278	13,059	13,537

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	LSC		MSI		NBF		NBIXA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(35,637)	(31,625)	20,109	19,891	22,386	21,158	2,127	2,776
Realized gain (loss) on investments	(138,508)	(13,379)	(15,472)	(2,231)	(34,138)	(1,132)	(14,943)	(12,481)
Change in unrealized gain (loss) on investments	(521,396)	27,367	(51,031)	22,826	(9,478)	19,750	6,470	18,210
Reinvested capital gains	329,731	380,513	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(365,810)	362,876	(46,394)	40,486	(21,230)	39,776	(6,346)	8,505

Equity transactions:
Purchase payments received from contract owners (note 3)	190,347	229,843	54,965	57,411	42,711	83,763	6,825	13,653
Transfers between funds	5,312	(33,473)	40,328	412,345	32,638	(79,872)	35,202	3,902
Redemptions (note 3)	(1,039,581)	(280,032)	(219,865)	(113,397)	(456,203)	(108,154)	(122,818)	(294,581)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,369)	(2,453)	(518)	(589)	(1,074)	(1,122)	-	-
Contingent deferred sales charges (note 2)	-	(208)	-	-	(150)	(21)	(2)	(142)
Adjustments to maintain reserves	4	(4)	(5)	(16)	(41)	(36)	(17)	(11)

Net equity transactions	(846,288)	(86,327)	(125,095)	355,754	(382,119)	(105,442)	(80,810)	(277,179)

Net change in contract owners’ equity	(1,212,098)	276,549	(171,489)	396,240	(403,349)	(65,666)	(87,156)	(268,674)
Contract owners’ equity beginning of period	3,264,625	2,988,076	1,324,966	928,726	1,506,534	1,572,200	319,947	588,621

Contract owners’ equity end of period	$2,052,527	3,264,625	1,153,477	1,324,966	1,103,185	1,506,534	232,791	319,947

CHANGES IN UNITS:
Beginning units	78,640	80,865	66,292	48,471	23,410	24,945	19,639	35,640
Units purchased	6,088	6,669	5,575	23,947	1,657	1,583	8,380	1,197
Units redeemed	(26,873)	(8,894)	(11,962)	(6,126)	(9,408)	(3,118)	(13,609)	(17,198)

Ending units	57,855	78,640	59,905	66,292	15,659	23,410	14,410	19,639

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NFA		NF		NGF		NIIXA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,720)	(4,567)	(9,463)	(5,868)	(1,359)	(1,963)	84	63
Realized gain (loss) on investments	98,740	55,386	153,850	218,351	12,265	21,418	14	21
Change in unrealized gain (loss) on investments	(312,157)	37,638	(835,411)	24,266	(83,294)	11,193	(817)	576
Reinvested capital gains	156,732	84,344	499,039	224,449	67,886	21,519	85	148

Net increase (decrease) in contract owners’ equity resulting from operations	(63,405)	172,801	(191,985)	461,198	(4,502)	52,167	(634)	808

Equity transactions:
Purchase payments received from contract owners (note 3)	-	5,457	92,911	89,687	-	-	-	-
Transfers between funds	(51,867)	(10,219)	52,144	(15,148)	(3,724)	-	-	-
Redemptions (note 3)	(167,312)	(108,143)	(300,752)	(423,648)	(16,690)	(41,442)	-	-
Annuity benefits	(441)	(279)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(373)	(403)	(2,153)	(2,338)	(388)	(463)	-	-
Contingent deferred sales charges (note 2)	-	(260)	(386)	(731)	-	(38)	-	-
Adjustments to maintain reserves	62	(571)	(24)	8	(12)	(70)	(4)	(10)

Net equity transactions	(219,931)	(114,418)	(158,260)	(352,170)	(20,813)	(42,013)	(4)	(10)

Net change in contract owners’ equity	(283,336)	58,383	(350,245)	109,028	(25,315)	10,154	(638)	798
Contract owners’ equity beginning of period	1,055,943	997,560	2,772,873	2,663,845	238,635	228,481	4,229	3,431

Contract owners’ equity end of period	$772,607	1,055,943	2,422,628	2,772,873	213,320	238,635	3,591	4,229

CHANGES IN UNITS:
Beginning units	53,849	60,505	27,173	30,263	3,074	3,460	284	284
Units purchased	-	-	3,594	1,182	-	-	-	-
Units redeemed	(11,185)	(6,656)	(2,225)	(4,272)	(591)	(386)	-	-

Ending units	42,664	53,849	28,542	27,173	2,483	3,074	284	284

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IDAS		IDCS		IDMS		IDMAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$8,218	11,542	4,650	4,829	24,459	30,155	25,732	32,626
Realized gain (loss) on investments	32,804	83,107	(2,686)	29	61,697	191,351	116,365	134,608
Change in unrealized gain (loss) on investments	(269,032)	(17,026)	(29,595)	15,158	(531,967)	(18,455)	(676,386)	18,032
Reinvested capital gains	101,339	130,201	11,717	5,004	221,113	176,134	261,336	273,377

Net increase (decrease) in contract owners’ equity resulting from operations	(126,671)	207,824	(15,914)	25,020	(224,698)	379,185	(272,953)	458,643

Equity transactions:
Purchase payments received from contract owners (note 3)	42,664	57,263	13,375	35,211	96,814	117,298	124,357	95,593
Transfers between funds	(3,886)	(10,618)	(29,365)	(1,546)	(182,303)	(41,740)	13,680	(28,583)
Redemptions (note 3)	(130,151)	(267,684)	(99,494)	(68,709)	(292,236)	(647,766)	(466,177)	(423,879)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(394)	(520)	(1,518)	(53)	(981)	(247)	(3,253)	(575)
Adjustments to maintain reserves	29	(32)	14	(27)	20	(62)	7	(58)

Net equity transactions	(91,738)	(221,591)	(116,988)	(35,124)	(378,685)	(572,517)	(331,386)	(357,502)

Net change in contract owners’ equity	(218,409)	(13,767)	(132,902)	(10,104)	(603,383)	(193,332)	(604,339)	101,141
Contract owners’ equity beginning of period	1,215,807	1,229,574	550,493	560,597	3,199,096	3,392,428	3,119,912	3,018,771

Contract owners’ equity end of period	$997,398	1,215,807	417,591	550,493	2,595,713	3,199,096	2,515,573	3,119,912

CHANGES IN UNITS:
Beginning units	63,687	76,082	36,099	38,450	180,567	214,185	163,932	184,542
Units purchased	5,264	3,295	4,334	4,905	5,749	7,424	8,742	6,063
Units redeemed	(9,848)	(15,690)	(12,256)	(7,256)	(27,289)	(41,042)	(25,500)	(26,673)

Ending units	59,103	63,687	28,177	36,099	159,027	180,567	147,174	163,932

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IDMCS		NMCIXA		MMF		MMFR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,890	5,384	(217)	(3,835)	(1,101)	(51,614)	(1,846)	(24,987)
Realized gain (loss) on investments	(4,597)	(8,461)	27,338	28,309	-	-	-	-
Change in unrealized gain (loss) on investments	(47,969)	32,470	(231,934)	(9,831)	-	-	-	-
Reinvested capital gains	22,497	20,567	112,324	101,863	-	48	-	21

Net increase (decrease) in contract owners’ equity resulting from operations	(26,179)	49,960	(92,489)	116,506	(1,101)	(51,566)	(1,846)	(24,966)

Equity transactions:
Purchase payments received from contract owners (note 3)	22,164	44,012	11,411	30,924	388,074	368,471	20,209	72,413
Transfers between funds	(35,516)	6,394	4,902	(6,170)	(445,558)	268,107	243,098	(154,563)
Redemptions (note 3)	(121,016)	(203,815)	(191,420)	(91,011)	(1,108,479)	(1,160,185)	(241,695)	(588,183)
Annuity benefits	-	-	-	-	-	-	(42)	(29)
Contract maintenance charges (note 2)	-	-	-	-	(4,877)	(5,392)	-	-
Contingent deferred sales charges (note 2)	(1,384)	(249)	(747)	(4)	(3)	(438)	(1,723)	(511)
Adjustments to maintain reserves	4	(45)	17	(112)	6	(34)	(4)	(86)

Net equity transactions	(135,749)	(153,703)	(175,837)	(66,373)	(1,170,837)	(529,471)	19,844	(670,959)

Net change in contract owners’ equity	(161,928)	(103,743)	(268,326)	50,133	(1,171,938)	(581,037)	17,998	(695,925)
Contract owners’ equity beginning of period	589,045	692,788	934,761	884,628	4,809,527	5,390,564	2,060,449	2,756,374

Contract owners’ equity end of period	$427,117	589,045	666,435	934,761	3,637,589	4,809,527	2,078,447	2,060,449

CHANGES IN UNITS:
Beginning units	35,049	44,434	28,824	31,031	215,314	238,631	202,838	267,666
Units purchased	1,344	3,168	787	1,919	41,121	39,502	33,029	31,015
Units redeemed	(9,528)	(12,553)	(6,213)	(4,126)	(94,601)	(62,819)	(31,126)	(95,843)

Ending units	26,865	35,049	23,398	28,824	161,834	215,314	204,741	202,838

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NGFA		GVIDA		GVIDC		GVIDM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(5,601)	(6,713)	2,829	4,297	2,138	6,388	14,388	14,781
Realized gain (loss) on investments	7,748	(5,422)	60,505	75,798	(19,924)	(3,523)	58,817	53,969
Change in unrealized gain (loss) on investments	(216,687)	85,520	(352,680)	38,843	(18,394)	17,826	(507,432)	66,400
Reinvested capital gains	200,488	62,566	131,286	102,736	13,707	20,177	237,987	167,599

Net increase (decrease) in contract owners’ equity resulting from operations	(14,052)	135,951	(158,060)	221,674	(22,473)	40,868	(196,240)	302,749

Equity transactions:
Purchase payments received from contract owners (note 3)	42,594	44,564	333,932	299,012	42,163	71,289	449,201	459,115
Transfers between funds	(26,024)	(44,561)	60	(37,120)	(20,356)	(34,254)	(196,436)	20,890
Redemptions (note 3)	(65,568)	(46,548)	(317,379)	(166,196)	(376,474)	(46,910)	(390,255)	(432,240)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(612)	(625)	(3,404)	(3,060)	(1,029)	(1,116)	(5,759)	(5,054)
Contingent deferred sales charges (note 2)	(115)	(3)	(59)	(57)	-	(304)	(934)	(3,117)
Adjustments to maintain reserves	36	5	5	(20)	-	(18)	(24)	(30)

Net equity transactions	(49,688)	(47,168)	13,155	92,559	(355,695)	(11,313)	(144,207)	39,564

Net change in contract owners’ equity	(63,740)	88,783	(144,905)	314,233	(378,168)	29,555	(340,447)	342,313
Contract owners’ equity beginning of period	662,537	573,754	1,592,849	1,278,616	984,947	955,392	3,009,770	2,667,457

Contract owners’ equity end of period	$598,797	662,537	1,447,944	1,592,849	606,779	984,947	2,669,323	3,009,770

CHANGES IN UNITS:
Beginning units	24,266	26,297	72,036	67,594	69,092	69,909	160,285	158,259
Units purchased	2,278	2,479	16,812	17,290	2,992	5,520	25,861	27,138
Units redeemed	(3,967)	(4,510)	(16,052)	(12,848)	(28,164)	(6,337)	(33,328)	(25,112)

Ending units	22,577	24,266	72,796	72,036	43,920	69,092	152,818	160,285

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMA		GVDMC		NVMIG6		NIXR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,268	12,968	5,549	5,177	(779)	(1,036)	11,842	5,170
Realized gain (loss) on investments	175,577	153,285	1,142	3,785	(392)	1,677	222,647	141,194
Change in unrealized gain (loss) on investments	(843,685)	113,194	(94,263)	15,564	(105,553)	77,905	(942,678)	342,225
Reinvested capital gains	339,274	230,547	45,263	31,874	31,298	-	484,441	206,217

Net increase (decrease) in contract owners’ equity resulting from operations	(318,566)	509,994	(42,309)	56,400	(75,426)	78,546	(223,748)	694,806

Equity transactions:
Purchase payments received from contract owners (note 3)	440,435	412,182	128,327	168,148	37,128	68,343	239,852	250,722
Transfers between funds	10,587	(32,157)	(9,666)	(39,812)	5,474	16,073	40,111	(7,561)
Redemptions (note 3)	(748,894)	(529,553)	(75,690)	(77,945)	(10,934)	(58,233)	(603,798)	(345,155)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,579)	(5,472)	(1,556)	(1,556)	(291)	(309)	(2,166)	(1,943)
Contingent deferred sales charges (note 2)	(254)	(1,030)	(831)	(34)	-	(3)	(1,501)	(80)
Adjustments to maintain reserves	3	(17)	(1)	(3)	(9)	(21)	(11)	(42)

Net equity transactions	(303,701)	(156,047)	40,584	48,798	31,368	25,850	(327,513)	(104,059)

Net change in contract owners’ equity	(622,267)	353,947	(1,725)	105,198	(44,058)	104,396	(551,261)	590,747
Contract owners’ equity beginning of period	3,849,176	3,495,229	810,137	704,939	399,786	295,390	4,201,831	3,611,084

Contract owners’ equity end of period	$3,226,909	3,849,176	808,412	810,137	355,728	399,786	3,650,570	4,201,831

CHANGES IN UNITS:
Beginning units	184,151	192,578	48,725	45,703	31,516	28,854	208,153	215,301
Units purchased	22,653	21,318	7,768	10,516	3,564	8,439	16,721	18,297
Units redeemed	(37,280)	(29,745)	(5,318)	(7,494)	(981)	(5,777)	(32,792)	(25,445)

Ending units	169,524	184,151	51,175	48,725	34,099	31,516	192,082	208,153

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NSCIXA		NVTIV3		NIPSIS		NBGST
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,694)	(2,583)	1,240	1,873	7,720	8,604	(93,135)	(87,600)
Realized gain (loss) on investments	26,659	35,583	(3,948)	(13,711)	(8,215)	(8)	272,505	351,588
Change in unrealized gain (loss) on investments	(186,130)	(47,481)	(38,093)	62,846	(46,160)	(3,021)	(1,353,972)	(206,015)
Reinvested capital gains	115,749	70,871	2,371	-	-	-	669,325	926,884

Net increase (decrease) in contract owners’ equity resulting from operations	(46,416)	56,390	(38,430)	51,008	(46,655)	5,575	(505,277)	984,857

Equity transactions:
Purchase payments received from contract owners (note 3)	10,646	16,225	36,343	40,282	80,770	7,133	85,693	184,313
Transfers between funds	16,523	(18,777)	4,234	(2,077)	(239,603)	1,701,688	(138,641)	(262,017)
Redemptions (note 3)	(96,274)	(95,694)	(93,395)	(58,332)	(155,178)	(4,947)	(1,011,966)	(530,724)
Annuity benefits	(125)	(78)	-	-	-	-	(591)	(365)
Contract maintenance charges (note 2)	-	-	(456)	(451)	(1,207)	(127)	(2,566)	(2,601)
Contingent deferred sales charges (note 2)	(381)	(8)	-	(49)	(383)	-	(362)	(441)
Adjustments to maintain reserves	(4)	(158)	7	(23)	88	(10)	157	(739)

Net equity transactions	(69,616)	(98,490)	(53,266)	(20,650)	(315,514)	1,703,737	(1,068,274)	(612,574)

Net change in contract owners’ equity	(116,032)	(42,100)	(91,696)	30,358	(362,169)	1,709,312	(1,573,551)	372,283
Contract owners’ equity beginning of period	490,553	532,653	281,804	251,446	1,709,312	-	7,727,652	7,355,369

Contract owners’ equity end of period	$374,521	490,553	190,108	281,804	1,347,143	1,709,312	6,154,101	7,727,652

CHANGES IN UNITS:
Beginning units	17,694	21,570	16,526	17,854	170,374	-	137,963	150,005
Units purchased	1,184	752	2,548	3,050	10,470	172,811	3,494	4,776
Units redeemed	(3,421)	(4,628)	(5,678)	(4,378)	(42,597)	(2,437)	(22,254)	(16,818)

Ending units	15,457	17,694	13,396	16,526	138,247	170,374	119,203	137,963

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NBGF		NBGT		PF		NBPT
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(9,965)	(9,093)	(1,497)	(778)	7,021	(2,496)	125	(228)
Realized gain (loss) on investments	82,553	75,927	(4,816)	(1,620)	71,168	109,032	(3,668)	(646)
Change in unrealized gain (loss) on investments	(283,261)	131,150	(24,858)	21,370	(375,452)	7,924	(6,224)	6,962
Reinvested capital gains	109,734	83,251	15,992	17,813	239,048	176,031	8,784	9,472

Net increase (decrease) in contract owners’ equity resulting from operations	(100,939)	281,235	(15,179)	36,785	(58,215)	290,491	(983)	15,560

Equity transactions:
Purchase payments received from contract owners (note 3)	13,305	22,654	-	-	56,104	64,592	9	-
Transfers between funds	(45,283)	13	(741)	(169)	(3,500)	(5,707)	(39,045)	(24)
Redemptions (note 3)	(126,837)	(159,076)	(8,707)	(3,455)	(344,269)	(468,023)	(20,848)	(10,345)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(972)	(1,098)	-	-	(1,873)	(2,192)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(6)	(27)	(24)	-
Adjustments to maintain reserves	(5)	(11)	38	(58)	(39)	(69)	(1)	(30)

Net equity transactions	(159,792)	(137,518)	(9,410)	(3,682)	(293,583)	(411,426)	(59,908)	(10,399)

Net change in contract owners’ equity	(260,731)	143,717	(24,589)	33,103	(351,798)	(120,935)	(60,891)	5,161
Contract owners’ equity beginning of period	1,419,226	1,275,509	189,241	156,138	2,500,429	2,621,364	141,094	135,933

Contract owners’ equity end of period	$1,158,495	1,419,226	164,652	189,241	2,148,631	2,500,429	80,203	141,094

CHANGES IN UNITS:
Beginning units	31,558	35,051	8,075	8,235	40,916	48,012	6,076	6,564
Units purchased	363	569	-	10	2,491	1,655	-	-
Units redeemed	(3,877)	(4,062)	(416)	(170)	(7,446)	(8,751)	(2,536)	(488)

Ending units	28,044	31,558	7,659	8,075	35,961	40,916	3,540	6,076

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NLMB		NBSRT		OVGSS		OCAF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,082	255	(13,604)	(10,533)	(28,156)	(27,450)	(12,209)	(11,805)
Realized gain (loss) on investments	(2,695)	(1,224)	12,140	27,474	72,156	(9,834)	31,292	114,515
Change in unrealized gain (loss) on investments	(302)	(823)	(182,334)	127,597	(1,146,806)	1,433,536	(154,424)	33,793
Reinvested capital gains	-	-	101,809	75,719	373,058	-	72,618	84,036

Net increase (decrease) in contract owners’ equity resulting from operations	(915)	(1,792)	(81,989)	220,257	(729,748)	1,396,252	(62,723)	220,539

Equity transactions:
Purchase payments received from contract owners (note 3)	7,500	7,838	61,851	78,076	290,912	304,364	12,611	54,452
Transfers between funds	(8,627)	(2,898)	(3,667)	(33,418)	(92,361)	305,115	(3,702)	(13,393)
Redemptions (note 3)	(48,090)	(43,397)	(263,421)	(143,165)	(680,845)	(652,664)	(73,028)	(253,518)
Annuity benefits	-	-	-	-	(470)	(297)	-	-
Contract maintenance charges (note 2)	(313)	(395)	(579)	(639)	(2,351)	(2,385)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(237)	(583)	(897)	(408)	(2,079)
Adjustments to maintain reserves	(2)	(6)	(64)	(22)	(20)	(528)	24	(50)

Net equity transactions	(49,532)	(38,858)	(205,879)	(99,405)	(485,718)	(47,292)	(64,504)	(214,588)

Net change in contract owners’ equity	(50,447)	(40,650)	(287,868)	120,852	(1,215,466)	1,348,960	(127,227)	5,951
Contract owners’ equity beginning of period	315,191	355,841	1,460,320	1,339,468	5,474,641	4,125,681	986,720	980,769

Contract owners’ equity end of period	$264,744	315,191	1,172,452	1,460,320	4,259,175	5,474,641	859,493	986,720

CHANGES IN UNITS:
Beginning units	21,569	24,214	55,596	59,715	398,744	404,756	65,518	80,925
Units purchased	528	555	2,352	3,986	27,724	55,320	1,161	5,121
Units redeemed	(3,943)	(3,200)	(9,921)	(8,105)	(63,616)	(61,332)	(5,173)	(20,528)

Ending units	18,154	21,569	48,027	55,596	362,852	398,744	61,506	65,518

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OGF		OSI		PMTRA		PUGOA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(31,269)	(24,753)	16,117	13,228	21,008	16,598	(662)	(460)
Realized gain (loss) on investments	119,174	74,855	(5,069)	(6,569)	(30,088)	(13,525)	373	2,165
Change in unrealized gain (loss) on investments	(881,943)	783,620	(37,016)	14,267	(17,663)	51,311	(4,173)	10,427
Reinvested capital gains	310,959	190,905	-	-	-	-	4,097	788

Net increase (decrease) in contract owners’ equity resulting from operations	(483,079)	1,024,627	(25,968)	20,926	(26,743)	54,384	(365)	12,920

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	11,520	10,763	24,617	29,828	796	720
Transfers between funds	(10,238)	(4,712)	23,401	7,511	(19,156)	49,685	6,350	(92)
Redemptions (note 3)	(473,588)	(375,704)	(24,185)	(45,533)	(187,835)	(201,132)	(722)	(11,981)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,658)	(2,737)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(60)	(181)	(330)	(250)	(281)	-	-
Adjustments to maintain reserves	(71)	(58)	(54)	(28)	(38)	19	6	(20)

Net equity transactions	(486,555)	(383,271)	10,501	(27,617)	(182,663)	(121,881)	6,429	(11,373)

Net change in contract owners’ equity	(969,634)	641,356	(15,467)	(6,691)	(209,406)	(67,497)	6,064	1,547
Contract owners’ equity beginning of period	3,770,154	3,128,798	427,032	433,723	1,545,824	1,613,321	49,053	47,506

Contract owners’ equity end of period	$2,800,520	3,770,154	411,565	427,032	1,336,418	1,545,824	55,117	49,053

CHANGES IN UNITS:
Beginning units	61,971	69,088	19,650	20,954	75,694	81,775	3,669	4,597
Units purchased	-	-	1,860	1,551	6,496	4,305	469	144
Units redeemed	(7,774)	(7,117)	(1,374)	(2,855)	(15,480)	(10,386)	(55)	(1,072)

Ending units	54,197	61,971	20,136	19,650	66,710	75,694	4,083	3,669

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PUIGA		PBF		WRASCA		WRSCGA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$15	(54)	(424)	1,107	(220)	(4,777)	(5,550)	-
Realized gain (loss) on investments	12	11	(12,620)	(6,883)	(4,518)	(6,260)	(29,285)	-
Change in unrealized gain (loss) on investments	(1,376)	1,177	(40,887)	124,543	1,290	28,743	(88,772)	-
Reinvested capital gains	180	-	20,579	5,329	25,881	61,076	77,917	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,169)	1,134	(33,352)	124,096	22,433	78,782	(45,690)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	27,300	40,697	675	5,173	2,019	-
Transfers between funds	-	-	(17,960)	(7,760)	(508,396)	106,336	421,768	-
Redemptions (note 3)	-	-	(313,728)	(73,155)	(2,074)	(23,907)	(37,507)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(634)	(662)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(112)	-
Adjustments to maintain reserves	(2)	(7)	(4)	(29)	(1)	(11)	5	-

Net equity transactions	(2)	(7)	(305,026)	(40,909)	(509,796)	87,591	386,173	-

Net change in contract owners’ equity	(1,171)	1,127	(338,378)	83,187	(487,363)	166,373	340,483	-
Contract owners’ equity beginning of period	5,705	4,578	777,376	694,189	487,363	320,990	-	-

Contract owners’ equity end of period	$4,534	5,705	438,998	777,376	-	487,363	340,483	-

CHANGES IN UNITS:
Beginning units	265	265	24,077	25,408	12,305	9,896	-	-
Units purchased	-	-	1,034	1,389	84	3,597	55,086	-
Units redeemed	-	-	(10,458)	(2,720)	(12,389)	(1,188)	(17,474)	-

Ending units	265	265	14,653	24,077	-	12,305	37,612	-

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SACSA		WFENAD		SGRA		WFLCCA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(26,167)	(25,683)	(1,634)	(1,399)	(9,982)	(8,099)	(596)	(325)
Realized gain (loss) on investments	1,970	1,137	(1,717)	1,952	(36,969)	(9,764)	2,783	1,139
Change in unrealized gain (loss) on investments	(462,982)	118,150	(18,659)	12,918	(102,063)	23,293	(27,791)	17,271
Reinvested capital gains	274,763	211,941	14,350	11,258	144,425	186,851	13,098	1,458

Net increase (decrease) in contract owners’ equity resulting from operations	(212,416)	305,545	(7,660)	24,729	(4,589)	192,281	(12,506)	19,543

Equity transactions:
Purchase payments received from contract owners (note 3)	65,556	40,754	6,191	10,170	3,117	2,598	3,735	41,255
Transfers between funds	(18,858)	83,603	3,772	(796)	24,458	(17,225)	(1,208)	(1,956)
Redemptions (note 3)	(257,459)	(293,727)	(27,539)	(16,931)	(83,272)	(24,116)	(9,996)	(4,958)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(826)	(879)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19)	(139)	-	-	(106)	-	-	(8)
Adjustments to maintain reserves	(30)	(15)	(5)	(19)	4	(13)	(10)	(20)

Net equity transactions	(211,635)	(170,403)	(17,581)	(7,576)	(55,798)	(38,756)	(7,479)	34,313

Net change in contract owners’ equity	(424,051)	135,142	(25,241)	17,153	(60,387)	153,525	(19,985)	53,856
Contract owners’ equity beginning of period	2,135,604	2,000,462	111,417	94,264	752,060	598,535	134,768	80,912

Contract owners’ equity end of period	$1,711,553	2,135,604	86,176	111,417	691,673	752,060	114,783	134,768

CHANGES IN UNITS:
Beginning units	168,587	183,270	8,621	9,247	57,358	60,714	10,573	7,725
Units purchased	7,106	11,577	793	1,421	2,123	311	315	3,434
Units redeemed	(23,701)	(26,260)	(2,227)	(2,047)	(6,159)	(3,667)	(894)	(586)

Ending units	151,992	168,587	7,187	8,621	53,322	57,358	9,994	10,573

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WFLGA		WFAIVD		JF		JTF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(33,041)	(29,032)	(1,752)	(3,987)	-	4,592	-	(38,411)
Realized gain (loss) on investments	22,627	(1,993)	19,897	7,873	-	561,186	-	661,516
Change in unrealized gain (loss) on investments	(474,958)	183,064	(88,235)	36,100	-	(263,417)	-	320,335
Reinvested capital gains	508,750	447,930	34,599	48,463	-	115,179	-	330,343

Net increase (decrease) in contract owners’ equity resulting from operations	23,378	599,969	(35,491)	88,449	-	417,540	-	1,273,783

Equity transactions:
Purchase payments received from contract owners (note 3)	66,990	59,159	14,700	20,285	-	18,100	-	98,661
Transfers between funds	(21,857)	(67,425)	(12,044)	(1,774)	-	(3,782,949)	-	(13,603,463)
Redemptions (note 3)	(379,130)	(246,705)	(143,862)	(80,512)	-	(91,755)	-	(798,870)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,100)	(1,070)	(581)	(641)	-	(1,380)	-	(4,668)
Contingent deferred sales charges (note 2)	(6)	(65)	(3)	(89)	-	-	-	-
Adjustments to maintain reserves	11	(24)	8	(15)	-	(9)	-	(49)

Net equity transactions	(335,092)	(256,130)	(141,783)	(62,746)	-	(3,857,993)	-	(14,308,389)

Net change in contract owners’ equity	(311,714)	343,839	(177,274)	25,703	-	(3,440,453)	-	(13,034,606)
Contract owners’ equity beginning of period	2,396,121	2,052,282	683,527	657,824	-	3,440,453	-	13,034,606

Contract owners’ equity end of period	$2,084,407	2,396,121	506,253	683,527	-	-	-	-

CHANGES IN UNITS:
Beginning units	192,578	216,400	43,904	48,317	-	137,438	-	270,720
Units purchased	8,341	6,322	1,399	1,414	-	562	-	1,700
Units redeemed	(32,243)	(30,144)	(10,430)	(5,827)	-	(138,000)	-	(272,420)

Ending units	168,676	192,578	34,873	43,904	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NGBF
	2018	2017
Investment activity:
Net investment income (loss)	$-	9,561
Realized gain (loss) on investments	-	(74,846)
Change in unrealized gain (loss) on investments	-	82,179
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	16,894

Equity transactions:
Purchase payments received from contract owners (note 3)	-	64,193
Transfers between funds	-	(1,672,591)
Redemptions (note 3)	-	(185,644)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	(1,375)
Contingent deferred sales charges (note 2)	-	(36)
Adjustments to maintain reserves	-	(41)

Net equity transactions	-	(1,795,494)

Net change in contract owners’ equity	-	(1,778,600)
Contract owners’ equity beginning of period	-	1,778,600

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	94,820
Units purchased	-	9,309
Units redeemed	-	(104,129)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

BNY Mellon Insight Core Plus Fund - Class A (DMICPA)

Dreyfus Appreciation Fund Inc (DAF)

Dreyfus Balanced Opportunity Fund: Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Dreyfus Opportunistic Small Cap Fund: Investor Shares (DROSC)

The Dreyfus Sustainable US Equity Fund Inc: Class Z (DTC)

INVESCO INVESTMENTS

IVCO Real Estate Fund: Class A (AREA)

IVCO Small Cap Growth Fund: Investor Class (ASCGI)

IVCO Equity and Income Fund: Class A (VKEIA)

IVCO Growth and Income Fund: Class A (VKGIA)

IVCO Mid Cap Growth Fund: Class A (VKGA)

ABERDEEN FUNDS

Aberdeen US Small Cap Equity Fund - Class A (PRSCA)

Aberdeen Global Unconstrained Fixed Income Fund: Institutional SC (ADGFIS)

Aberdeen US Multi-Cap Equity Fund - Institutional SC (ADUES)

AMERICAN CENTURY INVESTORS, INC.

AC Intnl Growth Fund: Class A (TCIGA)

AC Intnl Growth Fund: Investor Class (TCIGR)

AC Growth Fund: Investor Class (TCG)

AC Income & Growth Fund: Class A (ACIGA)

AC Income & Growth: Investor Class (IGF)

AC ST Gov Fund: Investor Class (BSTG)

AC Ultra(R) Fund: Investor Class (TCUL)

AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)

DELAWARE FUNDS BY MACQUARIE

DE High-Yield Opportunities Fund: IC (DWHYOI)

FEDERATED INVESTORS

Fed Bond Fund - Class F Shares (FBDF)

Fed Equity Income Fund - Class F Shares (FEQIF)

Fed High Yield Trust - Service Shares (FHYT)

Fed Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

FID Capital & Income Fund (FCI)

FID Equity-Income Fund (FEI)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID Magellan(R) Fund (FMG)

FID Puritan Fund (FPR)

FID Advisor Balanced Fund: Class A (FABA)

FID Advisor Balanced Fund - Class M (FAB)

FID Advisor Equity Growth Fund: Class A (FAEGA)

FID Advisor Equity Income Fund: Class A (FAEIA)

FID Advisor Equity Income Fund - Class M (FAEI)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID Advisor Growth Opportunities Fund: Class A (FAGOA)

FID Advisor Growth Opportunities Fund - Class M (FAGO)

FID Advisor High Income Advantage Fund - Class M (FAHY)

FID Advisor Overseas Fund: Class A (FAOA)

FID Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL Balance Sheet Investment Fund: Class A (FRBSI)

TMPLT Foreign Fund - Class A (TFF)

FKL Mutual Series Fund Inc - Mutual Shares Fund - Class A (TMSF)

FKL Small-Mid Cap Growth Fund: Class A (FSCG)

JANUS HENDERSON INVESTORS

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard US Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Strategic Income Fund: Class A (MSI)

NATIONWIDE FUNDS GROUP

NW Bond Fund - Institutional SC (NBF)

NW Bond Index Fund: Class A (NBIXA)

NW Fund - Class A (NFA)

NW Fund - Institutional SC (NF)

NW Dynamic US Growth Fund - Class R6 (NGF)

NW Intnl Index Fund: Class A (NIIXA)

NW ID Aggressive Fund: SC (IDAS)

NW ID Conservative Fund: SC (IDCS)

NW ID Moderate Fund: SC (IDMS)

NW ID Moderately Aggressive Fund: SC (IDMAS)

NW ID Moderately Conservative Fund: SC (IDMCS)

NW Mid Cap Market Index Fund: Class A (NMCIXA)

NW Gov MM Fund - Investor Shares (MMF)

NW Gov MM Fund - SC (MMFR)

NW Dynamic US Growth Fund - Class A (NGFA)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)*

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)*

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)*

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)*

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Gov MM Fund: Class I (SAM)*

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW S&P 500 Index Fund: SC (NIXR)

NW Small Cap Index Fund: Class A (NSCIXA)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW Inflation-Protected Securities Fund - Institutional SC (NIPSIS)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB Genesis Fund - Trust Class (NBGST)

NB Guardian Fund - Investor Class (NBGF)

NB Guardian Fund - Trust Class (NBGT)

NB Large Cap Value Fund - Investor Class (PF)

NB Large Cap Value Fund - Trust Class (NBPT)

NB - SD Bond Fund - Investor Class (NLMB)

NB Sustainable Equity Fund: Trust Class (NBSRT)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Oppenheimer CAF: Class A (OCAF)

Oppenheimer Global Fund: Class A (OGF)

Oppenheimer Global Strategic Income Fund: Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam Intnl Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Virtus Strategic Allocation Fund - Class A (PBF)

IVY INVESTMENTS

Ivy Small Cap Growth Fund - Class A (WRSCGA)

WELLS FARGO FUNDS

WF Common Stock Fund - Class A (SACSA)

WF Enterprise Fund - Class A (WFENAD)

WF Growth Fund - Class A (SGRA)

WF Large Cap Core Fund - Class A (WFLCCA)

WF Large Cap Growth Fund - Class A (WFLGA)

WF Intrinsic Value Fund - Administrative Class (WFAIVD)

*	At December 31, 2018, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon Insight Core Plus Fund - Class A (DMICPA)	10/19/2018
Dreyfus Intermediate Term Income Fund: Class A (DPITIA)		10/31/2018
Janus Henderson Forty Fund - Class T (JAFRT)	4/28/2017
Janus Henderson Research Fund - Class T (JMERC)	4/28/2017
NW Inflation-Protected Securities Fund - Institutional SC (NIPSIS)	12/1/2017
Waddell & Reed Advisors Small Cap Fund - Class A (obsolete) (WRASCA)		2/23/2018
Ivy Small Cap Growth Fund - Class A (WRSCGA)	2/23/2018
Janus Fund: Class T (obsolete) (JF)		4/28/2017
Janus Twenty Fund: Class T (obsolete) (JTF)		4/28/2017
NW Gov Bond Fund - Institutional SC (obsolete) (NGBF)		12/1/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
NGF	NW Dynamic US Growth Fund - Class R6	Nationwide Growth Fund - R6 Class	7/13/2018
NGFA	NW Dynamic US Growth Fund - Class A	Nationwide Growth Fund - Class A	7/13/2018
NBSRT	NB Sustainable Equity Fund: Trust Class	Socially Responsive Fund - Trust Class	5/1/2018
FAB	FID Advisor Balanced Fund - Class M	FID Advisor Balanced Fund - Class T	3/24/2017
FAEI	FID Advisor Equity Income Fund - Class M	FID Advisor Equity Income Fund - Class T	3/24/2017
FAGO	FID Advisor Growth Opportunities Fund - Class M	FID Advisor Growth Opportunities Fund - Class T	3/24/2017

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

FAHY	FID Advisor High Income Advantage Fund - Class M	FID Advisor High Income Advantage Fund - Class T	3/24/2017
JBS	Janus Henderson Balanced Fund - Class S	Janus Balanced Fund: Class S	6/5/2017
JOS	Janus Henderson Overseas Fund - Class S	Janus Overseas Fund: Class S	6/5/2017
JWF	Janus Henderson Global Research Fund - Class T	Janus Global Research Fund - Class T	6/5/2017
JWS	Janus Henderson Global Research Fund - Class S	Janus Global Research Fund - Class S	6/5/2017
NGF	Nationwide Growth Fund - R6 Class	Nationwide Growth Fund - Institutional Class	2/28/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

50

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a redemption in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2018:

	Total	DMICPA	DAF	DPBOZ	DSPI	DPITIA	DROSC	DTC

0.95%	$79,575	-	1,684	271	-	-	102	448
1.05%	3,400	-	-	123	-	-	-	-
1.10%	53,816	-	594	-	-	-	48	4
1.15%	28,948	-	-	-	-	-	-	-
1.20%	182,316	-	6,459	639	-	-	552	454
1.25%	27,423	-	559	-	-	-	57	317
1.30%	1,867,525	2,273	20,948	5,383	177,521	11,511	-	3,868
1.35%	43,382	-	1,064	45	-	-	-	-
1.40%	22,446	-	52	68	-	-	73	-
1.45%	129,042	-	1,839	1,696	-	-	61	315
1.50%	23,951	-	905	4	-	-	403	-
1.60%	764	-	-	8	-	-	-	-
1.65%	6,264	-	97	-	-	-	-	-
1.70%	5,210	-	-	-	-	-	-	-
1.75%	645	-	-	-	-	-	-	-
1.80%	405	-	-	-	-	-	-	-
1.85%	2	-	-	-	-	-	-	-
1.90%	1,375	-	11	-	-	-	-	-
2.05%	30	-	-	-	-	-	-	-

Totals	$2,476,519	$2,273	$34,212	$8,237	$177,521	$11,511	$1,296	$5,406

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	AREA	ASCGI	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES

0.95%	$697	708	8	1,707	2,645	194	-	-
1.05%	-	-	-	-	58	-	-	-
1.10%	30	1	69	715	2,872	-	-	-
1.15%	1,171	-	-	587	113	-	-	-
1.20%	1,129	2,506	273	3,435	3,152	1,549	-	-
1.25%	379	291	13	248	623	623	-	-
1.30%	48	81	-	-	39,613	19,109	5,278	19,680
1.35%	418	118	2,592	761	757	26	-	-
1.40%	218	-	-	1,437	457	139	-	-
1.45%	3,366	914	283	2,767	2,639	777	-	-
1.50%	36	138	-	140	455	11	-	-
1.60%	12	23	-	7	17	-	-	-
1.65%	74	63	-	28	1	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	14	-	-	-	-	-	-	-
2.05%	-	-	4	-	-	-	-	-

Totals	$7,592	$4,843	$3,242	$11,832	$53,402	$22,428	$5,278	$19,680

	TCIGA	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	ACVI2

0.95%	$-	-	358	2,917	-	865	4,092	18
1.05%	-	-	-	646	-	-	-	-
1.10%	-	-	4,745	1,591	-	49	6,584	150
1.15%	-	-	-	253	-	212	-	458
1.20%	370	-	2,124	4,435	-	483	6,082	1,649
1.25%	45	-	131	1,398	-	1	254	32
1.30%	-	4,482	62,537	52	49,614	7,596	84,637	11,252
1.35%	-	-	419	1,325	-	59	1,385	346
1.40%	61	-	738	808	-	79	179	296
1.45%	136	-	4,189	2,128	-	1,138	3,187	445
1.50%	80	-	109	304	-	151	289	26
1.60%	-	-	-	-	-	-	20	5
1.65%	-	-	-	642	-	77	-	20
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	1	-	-	-	-
1.90%	-	-	-	288	-	16	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$692	$4,482	$75,350	$16,788	$49,614	$10,726	$106,709	$14,697

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FCI	FEI	FHIP

0.95%	$-	540	-	325	143	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	4	-	141	-	-	-	-
1.15%	-	-	-	681	71	-	-	-
1.20%	-	904	123	3,034	1,163	-	-	-
1.25%	-	42	215	261	187	-	-	-
1.30%	9,903	16,977	-	14,959	-	2,686	70,241	37
1.35%	-	26	-	234	436	-	-	-
1.40%	-	-	-	42	8	-	-	-
1.45%	-	1,647	-	2,322	199	-	-	-
1.50%	-	-	-	182	67	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	387	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	15	-	120	3	-	-	-
2.05%	-	17	-	-	-	-	-	-

Totals	$9,903	$20,172	$338	$22,301	$2,664	$2,686	$70,241	$37

	FMG	FPR	FABA	FAB	FAEGA	FAEIA	FAEI	FO2

0.95%	$-	-	35	-	1,839	1,629	-	410
1.05%	-	-	576	-	-	-	-	-
1.10%	-	-	-	-	1,465	539	-	52
1.15%	-	-	-	-	244	989	-	271
1.20%	-	-	183	-	3,446	5,386	-	2,822
1.25%	-	-	320	-	235	1,742	-	4
1.30%	92,958	85,162	-	12,143	-	-	21,101	22,195
1.35%	-	-	349	-	651	1,782	-	222
1.40%	-	-	14	-	264	969	-	217
1.45%	-	-	164	-	4,045	5,404	-	1,129
1.50%	-	-	12	-	822	1,227	-	73
1.60%	-	-	-	-	-	40	-	-
1.65%	-	-	-	-	517	326	-	29
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	43	-	-
1.85%	-	-	-	-	-	1	-	-
1.90%	-	-	-	-	-	256	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$92,958	$85,162	$1,653	$12,143	$13,528	$20,333	$21,101	$27,424

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2	FRBSI	TFF

0.95%	$1,107	-	-	-	-	405	1,605	742
1.05%	-	-	-	-	-	196	-	73
1.10%	175	-	4	-	-	467	109	233
1.15%	370	-	-	-	-	556	505	-
1.20%	4,192	-	981	-	-	2,730	5,091	339
1.25%	78	-	33	-	-	140	473	4
1.30%	-	42,557	5,386	-	18,475	15,053	47	7,731
1.35%	312	-	-	8	-	265	810	134
1.40%	545	-	-	-	-	601	1,420	-
1.45%	1,139	-	37	-	-	1,657	5,920	413
1.50%	359	-	-	-	-	91	320	3
1.60%	-	-	-	-	-	-	5	-
1.65%	-	-	-	-	-	33	306	58
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	8	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$8,277	$42,557	$6,449	$8	$18,475	$22,194	$16,611	$9,730

	TMSF	FSCG	JBS	JAFRT	JOS	JMERC	JWF	JWS

0.95%	$3,021	1,656	2,048	1,642	165	951	-	656
1.05%	541	227	-	-	-	-	-	-
1.10%	667	379	-	1,347	-	427	66	-
1.15%	789	1,041	6,037	-	-	136	-	-
1.20%	4,955	3,412	4,204	6,250	137	1,983	-	1,393
1.25%	825	1,227	638	1,611	-	343	310	165
1.30%	27,411	-	-	181,407	-	46,014	22,208	-
1.35%	1,332	300	591	358	185	298	-	435
1.40%	481	1,207	712	749	-	88	-	58
1.45%	3,250	2,290	1,696	1,816	60	597	93	906
1.50%	1,461	1,312	147	318	149	119	-	4
1.60%	348	10	-	83	-	-	-	-
1.65%	327	414	1	161	-	60	-	89
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	42	58	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	118	-	-	1	-	11	-	-
2.05%	-	-	-	-	-	1	-	-

Totals	$45,568	$13,533	$16,074	$195,743	$696	$51,028	$22,677	$3,706

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	LSC	MSI	NBF	NBIXA	NFA	NF	NGF	NIIXA

0.95%	$508	-	205	246	163	180	193	-
1.05%	-	-	133	-	-	-	-	-
1.10%	1	-	-	82	1,185	-	-	34
1.15%	-	-	-	332	66	524	-	-
1.20%	57	-	67	468	781	1,866	49	-
1.25%	69	-	76	-	46	430	-	1
1.30%	35,404	15,695	16,125	66	8,060	31,368	2,902	-
1.35%	-	-	-	75	328	143	4	1
1.40%	-	-	-	78	-	-	-	-
1.45%	72	-	393	1,291	1,246	1,516	-	7
1.50%	-	-	-	211	181	53	-	-
1.60%	-	-	-	-	21	-	-	-
1.65%	-	-	-	-	-	26	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	102	-	15	-	-	-	-	-
2.05%	-	-	4	-	-	-	-	-

Totals	$36,213	$15,695	$17,018	$2,849	$12,077	$36,106	$3,148	$43

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$799	2,218	2,900	6,013	127	2,188	-	3,468
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	2,355	-	625	149	-	5,718
1.15%	140	112	2,138	115	734	908	-	86
1.20%	4,713	1,529	11,004	10,790	1,705	2,529	-	5,547
1.25%	1,671	47	1,496	58	886	32	-	742
1.30%	-	-	85	-	-	-	55,660	151
1.35%	2,086	218	3,135	7,354	996	763	-	597
1.40%	958	-	265	780	163	1,036	-	550
1.45%	3,626	1,221	10,445	8,293	1,413	1,858	-	3,891
1.50%	1,146	81	411	3,788	12	137	-	1,792
1.60%	5	-	-	17	14	-	-	11
1.65%	-	-	651	212	-	145	-	-
1.70%	-	-	4,511	-	-	-	-	699
1.75%	-	-	629	-	-	-	-	16
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	68	72	-	-	-	62
2.05%	-	-	-	-	-	-	-	-

Totals	$15,144	$5,426	$40,093	$37,492	$6,675	$9,745	$55,660	$23,330

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$ 470	-	-	23	-	-	-	3,084
1.05%	-	-	-	-	-	-	-	-
1.10%	217	-	-	294	-	-	-	1,313
1.15%	-	-	-	98	-	-	127	1,100
1.20%	613	-	-	1,173	-	-	6	6,995
1.25%	115	-	-	67	-	-	-	2,027
1.30%	6,528	21,052	11,094	36,963	47,231	10,926	5,064	31,382
1.35%	128	-	-	27	-	-	-	1,955
1.40%	52	-	-	-	-	-	-	107
1.45%	695	-	-	139	-	-	-	2,994
1.50%	-	-	-	-	-	-	-	2,660
1.60%	-	-	-	-	-	-	-	27
1.65%	-	-	-	-	-	-	-	59
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	133
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	4

Totals	$ 8,818	$ 21,052	$ 11,094	$ 38,784	$ 47,231	$ 10,926	$ 5,197	$ 53,840

	NSCIXA	NVTIV3	NIPSIS	NBGST	NBGF	NBGT	PF	NBPT

0.95%	$ 814	-	1,454	3,882	-	424	-	347
1.05%	-	-	235	-	-	-	-	-
1.10%	151	97	37	6,182	-	223	-	4
1.15%	306	-	723	766	-	-	-	-
1.20%	1,617	-	2,278	11,568	-	1,014	-	168
1.25%	374	-	45	1,627	-	-	-	23
1.30%	-	2,868	12,415	62,235	17,873	-	30,217	-
1.35%	649	-	331	1,541	-	62	-	-
1.40%	523	79	118	1,508	-	16	-	-
1.45%	1,440	-	1,978	3,850	-	587	-	552
1.50%	259	-	1	330	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	85	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	40	1	-	-	-	1
2.05%	-	-	-	-	-	-	-	-

Totals	$ 6,218	$ 3,044	$ 19,655	$ 93,490	$ 17,873	$ 2,326	$ 30,217	$ 1,095

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	NLMB	NBSRT	OVGSS	OCAF	OGF	OSI	PMTRA	PUGOA

0.95%	$-	1,123	2,257	904	2,330	365	1,952	139
1.05%	-	-	-	592	-	-	-	-
1.10%	-	6,227	558	1,463	2,026	172	589	-
1.15%	-	618	654	418	-	183	4,150	-
1.20%	-	1,140	5,668	4,170	1,314	2,015	3,908	280
1.25%	-	16	468	431	505	734	496	-
1.30%	3,932	6,650	50,551	-	36,731	53	-	-
1.35%	-	20	1,249	476	252	692	1,331	51
1.40%	-	43	639	620	198	463	690	3
1.45%	-	720	5,182	1,373	1,300	660	3,170	138
1.50%	-	376	789	1,012	241	1	284	53
1.60%	-	-	15	22	22	26	2	-
1.65%	-	-	77	682	1	-	616	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	46	-	-	83	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	47	-	94	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$3,932	$16,933	$68,154	$12,209	$45,014	$5,364	$17,271	$664

	PUIGA	PBF	WRASCA	WRSCGA	SACSA	WFENAD	SGRA	WFLCCA

0.95%	$-	-	84	496	1,218	166	3,067	135
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	36	213	4	1	183	150
1.15%	-	-	-	-	-	-	166	-
1.20%	-	-	499	2,965	2,907	199	2,027	668
1.25%	-	-	46	231	346	-	494	-
1.30%	-	8,340	-	-	18,563	-	-	-
1.35%	-	-	9	53	35	51	576	151
1.40%	-	-	108	632	52	195	539	51
1.45%	77	-	150	899	2,732	974	2,930	566
1.50%	1	-	10	59	298	48	-	-
1.60%	-	-	2	2	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	12	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$78	$8,340	$944	$5,550	$26,167	$1,634	$9,982	$1,721

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	WFLGA	WFAIVD

0.95%	-	-
1.05%	-	-
1.10%	-	-
1.15%	-	-
1.20%	-	-
1.25%	-	-
1.30%	$33,041	8,166
1.35%	-	-
1.40%	-	-
1.45%	-	-
1.50%	-	-
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.85%	-	-
1.90%	-	-
2.05%	-	-

Totals	$33,041	$8,166

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $212,038 and $1,179,675, respectively, and total transfers from the Separate Account to the fixed account were $1,252,390 and $2,366,085, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $24,442 and $0 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and December 31, 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$165,524,910	$-	$-	$165,524,910

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
BNY Mellon Insight Core Plus Fund - Class A (DMICPA)	$893,685	$13,973
Dreyfus Appreciation Fund Inc (DAF)	493,816	352,203
Dreyfus Balanced Opportunity Fund: Class Z (DPBOZ)	59,596	325,571
Dreyfus S&P 500 Index Fund (DSPI)	2,084,283	1,620,957
Dreyfus Intermediate Term Income Fund: Class A (DPITIA)	51,699	1,222,799
Dreyfus Opportunistic Small Cap Fund: Investor Shares (DROSC)	79,461	133,100
The Dreyfus Sustainable US Equity Fund Inc: Class Z (DTC)	21,506	77,144
IVCO Real Estate Fund: Class A (AREA)	55,776	105,392
IVCO Small Cap Growth Fund: Investor Class (ASCGI)	104,799	41,000
IVCO Equity and Income Fund: Class A (VKEIA)	18,266	382,613
IVCO Growth and Income Fund: Class A (VKGIA)	133,112	191,213
IVCO Mid Cap Growth Fund: Class A (VKGA)	565,874	580,053
Aberdeen US Small Cap Equity Fund - Class A (PRSCA)	220,107	340,097
Aberdeen Global Unconstrained Fixed Income Fund: Institutional SC (ADGFIS)	55,335	73,792
Aberdeen US Multi-Cap Equity Fund - Institutional SC (ADUES)	174,758	301,918
AC Intnl Growth Fund: Class A (TCIGA)	4,535	19,059
AC Intnl Growth Fund: Investor Class (TCIGR)	32,083	15,660
AC Growth Fund: Investor Class (TCG)	703,318	772,468
AC Income & Growth Fund: Class A (ACIGA)	170,069	176,367
AC Income & Growth: Investor Class (IGF)	492,548	430,339
AC ST Gov Fund: Investor Class (BSTG)	47,947	274,255
AC Ultra(R) Fund: Investor Class (TCUL)	926,375	1,242,674
AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)	150,920	79,768
DE High-Yield Opportunities Fund: IC (DWHYOI)	95,594	105,139
Fed Bond Fund - Class F Shares (FBDF)	126,112	165,493
Fed Equity Income Fund - Class F Shares (FEQIF)	1,662	19,645
Fed High Yield Trust - Service Shares (FHYT)	302,720	332,418
Fed Intermediate Corporate Bond Fund: Service Shares (FIIF)	40,870	88,662
FID Capital & Income Fund (FCI)	13,500	19,914
FID Equity-Income Fund (FEI)	510,824	620,797
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)	167	37
FID Magellan(R) Fund (FMG)	763,162	874,042
FID Puritan Fund (FPR)	2,001,354	677,821
FID Advisor Balanced Fund: Class A (FABA)	9,367	3,088
FID Advisor Balanced Fund - Class M (FAB)	248,120	354,102
FID Advisor Equity Growth Fund: Class A (FAEGA)	69,888	154,472
FID Advisor Equity Income Fund: Class A (FAEIA)	206,118	362,759
FID Advisor Equity Income Fund - Class M (FAEI)	220,268	441,852
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)	150,999	304,198
FID Advisor Growth Opportunities Fund: Class A (FAGOA)	105,027	117,727
FID Advisor Growth Opportunities Fund - Class M (FAGO)	592,186	467,321
FID Advisor High Income Advantage Fund - Class M (FAHY)	25,796	41,687
FID Advisor Overseas Fund: Class A (FAOA)	35	8
FID Asset Manager 50% (FAM)	221,470	393,350
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	171,623	438,894
FKL Balance Sheet Investment Fund: Class A (FRBSI)	198,698	75,610
TMPLT Foreign Fund - Class A (TFF)	16,742	62,324
FKL Mutual Series Fund Inc - Mutual Shares Fund - Class A (TMSF)	301,179	517,320
FKL Small-Mid Cap Growth Fund: Class A (FSCG)	224,205	75,960
Janus Henderson Balanced Fund: Class S (JBS)	471,068	73,021
Janus Henderson Forty Fund - Class T (JAFRT)	1,093,900	2,229,600
Janus Henderson Overseas Fund - Class S (JOS)	2,803	16,856
Janus Henderson Research Fund - Class T (JMERC)	382,564	505,375
Janus Henderson Global Research Fund - Class T (JWF)	94,734	179,109
Janus Henderson Global Research Fund - Class S (JWS)	17,392	15,441
Lazard US Small-Mid Cap Equity Portfolio: Open Shares (LSC)	499,922	1,052,120
MFS(R) Strategic Income Fund: Class A (MSI)	120,017	224,998
NW Bond Fund - Institutional SC (NBF)	152,260	511,953
NW Bond Index Fund: Class A (NBIXA)	140,540	219,206
NW Fund - Class A (NFA)	162,089	232,071
NW Fund - Institutional SC (NF)	624,582	293,241
NW Dynamic US Growth Fund - Class R6 (NGF)	69,675	23,950
NW Intnl Index Fund: Class A (NIIXA)	212	43
NW ID Aggressive Fund: SC (IDAS)	210,100	192,310
NW ID Conservative Fund: SC (IDCS)	31,684	132,319
NW ID Moderate Fund: SC (IDMS)	347,600	480,734
NW ID Moderately Aggressive Fund: SC (IDMAS)	479,863	524,188
NW ID Moderately Conservative Fund: SC (IDMCS)	50,688	160,055
NW Mid Cap Market Index Fund: Class A (NMCIXA)	142,510	206,257
NW Gov MM Fund - Investor Shares (MMF)	811,964	1,983,908
NW Gov MM Fund - SC (MMFR)	337,975	319,973
NW Dynamic US Growth Fund - Class A (NGFA)	253,819	108,655
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	442,817	295,553
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	59,566	399,416
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	676,901	568,708
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	759,868	714,029
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	187,855	96,457
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)	71,830	9,935
NW S&P 500 Index Fund: SC (NIXR)	803,989	635,208
NW Small Cap Index Fund: Class A (NSCIXA)	148,986	105,543
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	39,365	89,028
NW Inflation-Protected Securities Fund - Institutional SC (NIPSIS)	99,945	407,826
NB Genesis Fund - Trust Class (NBGST)	787,839	1,280,079
NB Guardian Fund - Investor Class (NBGF)	125,561	185,581
NB Guardian Fund - Trust Class (NBGT)	16,821	11,775
NB Large Cap Value Fund - Investor Class (PF)	399,889	447,364
NB Large Cap Value Fund - Trust Class (NBPT)	10,016	61,014
NB - SD Bond Fund - Investor Class (NLMB)	11,743	59,191
NB Sustainable Equity Fund: Trust Class (NBSRT)	145,497	263,108
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	622,722	763,519
Oppenheimer CAF: Class A (OCAF)	84,959	89,078
Oppenheimer Global Fund: Class A (OGF)	324,705	531,499
Oppenheimer Global Strategic Income Fund: Class A (OSI)	57,728	31,055
PIMCO Total Return Fund: Class A (PMTRA)	152,373	313,990
Putnam Growth Opportunities Fund - Class A (PUGOA)	11,228	1,368
Putnam Intnl Equity Fund: Class A (PUIGA)	273	77
Virtus Strategic Allocation Fund - Class A (PBF)	55,183	340,050
Waddell & Reed Advisors Small Cap Fund - Class A (obsolete) (WRASCA)	29,816	513,960
Ivy Small Cap Growth Fund - Class A (WRSCGA)	633,354	174,810
WF Common Stock Fund - Class A (SACSA)	347,555	310,563
WF Enterprise Fund - Class A (WFENAD)	24,467	29,328
WF Growth Fund - Class A (SGRA)	171,207	92,566
WF Large Cap Core Fund - Class A (WFLCCA)	17,468	12,435
WF Large Cap Growth Fund - Class A (WFLGA)	599,255	458,648
WF Intrinsic Value Fund - Administrative Class (WFAIVD)	52,994	161,937

	$28,629,290	$34,627,136

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Insight Core Plus Fund - Class A (DMICPA)
2018			1.30%	87,613			10.10	$885,028	2.83%			1.02%	****
Dreyfus Appreciation Fund Inc (DAF)
2018	0.95%	to	1.90%	108,536	18.59	to	15.53	2,290,142	1.14%	-7.28%	to	-8.17%
2017	0.95%	to	1.90%	120,151	20.05	to	16.92	2,737,977	1.18%	25.44%	to	24.24%
2016	0.95%	to	1.90%	141,580	15.99	to	13.61	2,582,813	1.46%	6.22%	to	5.20%
2015	0.95%	to	1.90%	149,963	15.05	to	12.94	2,586,803	1.66%	-3.44%	to	-4.37%
2014	0.95%	to	1.90%	162,046	15.59	to	13.53	2,912,278	1.65%	7.24%	to	6.21%
Dreyfus Balanced Opportunity Fund: Class Z (DPBOZ)
2018	0.95%	to	1.60%	31,957	17.19	to	15.67	522,469	1.13%	-4.92%	to	-5.55%
2017	0.95%	to	1.60%	49,698	18.08	to	16.59	858,446	0.99%	10.66%	to	9.94%
2016	0.95%	to	1.60%	59,877	16.34	to	15.09	937,832	1.44%	9.13%	to	8.42%
2015	0.95%	to	1.60%	51,166	14.97	to	13.92	737,117	1.02%	-1.33%	to	-1.98%
2014	0.95%	to	1.60%	54,674	15.17	to	14.20	801,868	0.99%	6.57%	to	5.87%
Dreyfus S&P 500 Index Fund (DSPI)
2018			1.30%	194,994			60.43	11,783,260	1.45%			-6.12%
2017			1.30%	210,963			64.37	13,579,094	1.56%			19.68%
2016			1.30%	219,191			53.78	11,788,858	1.74%			9.90%
2015			1.30%	236,442			48.94	11,570,609	1.60%			-0.40%
2014			1.30%	252,626			49.13	12,412,242	1.56%			11.68%
Dreyfus Intermediate Term Income Fund: Class A (DPITIA)
2017			1.30%	94,604			13.07	1,236,290	2.38%			2.87%
2016			1.30%	105,338			12.70	1,338,134	2.02%			0.50%
2015			1.30%	117,563			12.64	1,485,976	2.22%			-2.73%
2014			1.30%	133,452			12.99	1,734,129	1.95%			3.41%
Dreyfus Opportunistic Small Cap Fund: Investor Shares (DROSC)
2018	0.95%	to	1.50%	2,955	20.46	to	19.67	58,881	0.00%	-20.27%	to	-20.71%
2017	0.95%	to	1.50%	5,806	25.66	to	24.81	144,922	0.00%	23.01%	to	22.33%
2016	0.95%	to	1.50%	5,445	20.86	to	20.28	111,087	0.00%	15.38%	to	14.74%
2015	0.95%	to	1.50%	6,249	18.08	to	17.68	111,298	0.33%	-3.63%	to	-4.17%
2014	0.95%	to	1.50%	6,952	18.77	to	18.45	128,968	0.00%	0.05%	to	-0.50%
The Dreyfus Sustainable US Equity Fund Inc: Class Z (DTC)
2018	0.95%	to	1.45%	14,116	12.74	to	11.59	352,255	1.62%	-5.33%	to	-5.81%
2017	0.95%	to	1.45%	17,526	13.46	to	12.31	442,537	0.87%	14.07%	to	13.50%
2016	0.95%	to	1.45%	21,203	11.80	to	10.84	519,557	0.97%	9.03%	to	8.48%
2015	0.95%	to	1.45%	24,200	10.82	to	10.00	576,897	0.81%	-4.12%	to	-4.60%
2014	0.95%	to	1.45%	31,270	11.29	to	10.48	851,123	0.98%	12.07%	to	11.51%
IVCO Real Estate Fund: Class A (AREA)
2018	0.95%	to	1.90%	36,108	15.29	to	14.21	538,034	1.31%	-6.56%	to	-7.47%
2017	0.95%	to	1.90%	41,301	16.36	to	15.35	662,047	1.13%	7.41%	to	6.38%
2016	0.95%	to	1.90%	43,562	15.24	to	14.43	651,732	1.61%	4.80%	to	3.80%
2015	0.95%	to	1.90%	69,382	14.54	to	13.91	997,667	1.15%	0.76%	to	-0.21%
2014	0.95%	to	1.90%	66,038	14.43	to	13.94	943,469	0.85%	26.90%	to	25.69%
IVCO Small Cap Growth Fund: Investor Class (ASCGI)
2018	0.95%	to	1.65%	15,651	23.09	to	21.09	349,273	0.00%	-9.90%	to	-10.54%
2017	0.95%	to	1.65%	14,245	25.63	to	23.58	353,637	0.00%	23.76%	to	22.89%
2016	0.95%	to	1.65%	15,116	20.71	to	19.19	304,323	0.00%	10.23%	to	9.46%
2015	0.95%	to	1.65%	33,487	18.78	to	17.53	617,078	0.00%	-2.76%	to	-3.44%
2014	0.95%	to	1.65%	19,342	19.32	to	18.16	365,490	0.00%	6.65%	to	5.90%
IVCO Equity and Income Fund: Class A (VKEIA)
2018	0.95%	to	2.05%	4,878	15.07	to	13.84	71,477	1.16%	-10.52%	to	-11.52%
2017	0.95%	to	2.05%	27,262	16.84	to	15.64	447,217	2.03%	9.83%	to	8.62%
2016	0.95%	to	2.05%	27,536	15.33	to	14.40	413,540	1.82%	13.75%	to	12.49%
2015	0.95%	to	2.05%	22,758	13.48	to	12.80	301,280	2.20%	-3.28%	to	-4.35%
2014	0.95%	to	2.05%	22,800	13.93	to	13.38	313,379	2.66%	8.03%	to	6.83%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO Growth and Income Fund: Class A (VKGIA)
2018	0.95%	to	1.65%	27,518	28.87	to	25.84	$759,105	1.51%	-14.29%	to	-14.90%
2017	0.95%	to	1.65%	31,988	33.69	to	30.36	1,034,065	1.77%	13.13%	to	12.33%
2016	0.95%	to	1.65%	35,360	29.78	to	27.03	1,013,491	1.69%	18.68%	to	17.84%
2015	0.95%	to	1.65%	40,588	25.09	to	22.93	985,741	1.47%	-4.07%	to	-4.75%
2014	0.95%	to	1.65%	44,470	26.15	to	24.08	1,128,027	1.79%	9.10%	to	8.33%
IVCO Mid Cap Growth Fund: Class A (VKGA)
2018	0.95%	to	1.65%	99,682	37.25	to	33.33	3,530,754	0.00%	-6.70%	to	-7.37%
2017	0.95%	to	1.65%	109,407	39.93	to	35.98	4,167,379	0.00%	21.05%	to	20.20%
2016	0.95%	to	1.65%	119,579	32.98	to	29.94	3,775,077	0.00%	-0.49%	to	-1.19%
2015	0.95%	to	1.65%	151,162	33.14	to	30.30	4,831,566	0.00%	0.26%	to	-0.45%
2014	0.95%	to	1.65%	143,438	33.06	to	30.43	4,568,841	0.00%	6.90%	to	6.15%
Aberdeen US Small Cap Equity Fund - Class A (PRSCA)
2018	0.95%	to	1.50%	31,858	38.00	to	34.25	1,351,623	0.01%	-14.19%	to	-14.67%
2017	0.95%	to	1.50%	37,216	44.29	to	40.14	1,853,224	0.00%	9.98%	to	9.37%
2016	0.95%	to	1.50%	44,273	40.27	to	36.70	2,019,370	0.00%	22.10%	to	21.42%
2015	0.95%	to	1.50%	63,911	32.98	to	30.23	2,284,863	0.00%	7.26%	to	6.67%
2014	0.95%	to	1.50%	47,699	30.75	to	28.34	1,646,462	0.00%	5.72%	to	5.13%
Aberdeen Global Unconstrained Fixed Income Fund: Institutional SC (ADGFIS)
2018			1.30%	34,972			11.08	387,374	4.55%			-0.35%
2017			1.30%	38,123			11.12	423,751	0.00%			0.30%
2016			1.30%	45,021			11.08	498,906	0.00%			9.20%
2015			1.30%	40,275			10.15	408,704	0.32%			-5.94%
2014			1.30%	45,516			10.79	491,057	2.16%			-2.76%
Aberdeen US Multi-Cap Equity Fund - Institutional SC (ADUES)
2018			1.30%	64,397			18.95	1,220,581	0.33%			-7.72%
2017			1.30%	76,645			20.54	1,574,206	0.44%			19.39%
2016			1.30%	84,286			17.20	1,449,982	0.27%			9.46%
2015			1.30%	87,681			15.72	1,378,070	0.92%			-5.01%
2014			1.30%	100,216			16.55	1,658,192	1.03%			6.55%
AC Intnl Growth Fund: Class A (TCIGA)
2018	1.10%	to	1.50%	4,027	10.59	to	9.82	41,018	0.65%	-16.70%	to	-17.03%
2017	1.10%	to	1.50%	5,455	12.71	to	11.83	67,163	0.71%	29.29%	to	28.77%
2016	0.95%	to	1.50%	5,517	10.08	to	9.19	52,633	0.22%	-6.94%	to	-7.45%
2015	0.95%	to	1.50%	5,866	10.83	to	9.93	60,280	0.27%	-0.57%	to	-1.13%
2014	0.95%	to	1.50%	7,021	10.90	to	10.04	73,087	0.69%	-6.43%	to	-6.95%
AC Intnl Growth Fund: Investor Class (TCIGR)
2018			1.30%	9,197			30.82	283,411	0.97%			-16.61%
2017			1.30%	9,496			36.95	350,919	0.88%			29.34%
2016			1.30%	11,403			28.57	325,813	0.45%			-7.00%
2015			1.30%	12,950			30.72	397,870	0.44%			-0.73%
2014			1.30%	15,665			30.95	484,804	0.98%			-6.57%
AC Growth Fund: Investor Class (TCG)
2018	0.95%	to	1.50%	79,178	16.72	to	15.07	4,983,594	0.22%	-2.57%	to	-3.11%
2017	0.95%	to	1.50%	85,239	17.17	to	15.56	5,690,181	0.17%	28.86%	to	28.14%
2016	0.95%	to	1.50%	90,504	13.32	to	12.14	4,732,920	0.56%	3.17%	to	2.59%
2015	0.95%	to	1.50%	95,491	12.91	to	11.83	5,313,217	0.32%	3.57%	to	2.99%
2014	0.95%	to	1.50%	108,782	12.47	to	11.49	5,723,007	0.27%	10.17%	to	9.56%
AC Income & Growth Fund: Class A (ACIGA)
2018	0.95%	to	1.90%	67,685	18.16	to	15.17	1,171,845	1.59%	-7.99%	to	-8.87%
2017	0.95%	to	1.90%	74,206	19.74	to	16.65	1,400,651	2.06%	19.15%	to	18.01%
2016	0.95%	to	1.90%	94,876	16.56	to	14.11	1,514,365	2.10%	12.23%	to	11.15%
2015	0.95%	to	1.90%	107,376	14.76	to	12.69	1,526,225	1.91%	-6.80%	to	-7.69%
2014	0.95%	to	1.90%	114,739	15.84	to	13.75	1,755,481	1.82%	11.15%	to	10.09%
AC Income & Growth: Investor Class (IGF)
2018			1.30%	89,131			36.17	3,224,148	1.84%			-8.07%
2017			1.30%	96,144			39.35	3,783,285	2.40%			19.06%
2016			1.30%	105,004			33.05	3,470,406	2.37%			12.09%
2015			1.30%	106,114			29.48	3,128,684	2.16%			-6.89%
2014			1.30%	108,068			31.67	3,422,213	2.09%			11.05%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC ST Gov Fund: Investor Class (BSTG)
2018	0.95%	to	1.90%	37,634	13.10	to	10.95	$783,804	1.71%	0.15%	to	-0.82%
2017	0.95%	to	1.90%	55,752	13.08	to	11.04	1,016,116	1.04%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	58,445	13.18	to	11.23	1,106,816	0.62%	-0.54%	to	-1.49%
2015	0.95%	to	1.90%	63,426	13.25	to	11.40	1,192,599	0.53%	-0.84%	to	-1.79%
2014	0.95%	to	1.90%	74,772	13.36	to	11.60	1,422,021	0.43%	-0.63%	to	-1.58%
AC Ultra(R) Fund: Investor Class (TCUL)
2018	0.95%	to	1.65%	208,758	17.45	to	15.29	7,182,418	0.00%	-0.30%	to	-1.01%
2017	0.95%	to	1.65%	228,414	17.50	to	15.44	7,958,662	0.16%	30.65%	to	29.73%
2016	0.95%	to	1.65%	252,800	13.40	to	11.90	6,735,832	0.27%	3.39%	to	2.66%
2015	0.95%	to	1.65%	262,570	12.96	to	11.59	7,089,191	0.22%	5.15%	to	4.40%
2014	0.95%	to	1.65%	265,770	12.32	to	11.10	7,044,948	0.32%	8.87%	to	8.10%
AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)
2018	0.95%	to	1.65%	102,286	9.43	to	9.18	952,173	1.12%	-16.10%	to	-16.70%
2017	0.95%	to	1.65%	102,279	11.24	to	11.03	1,138,808	0.77%	29.70%	to	28.78%
2016	0.95%	to	1.65%	111,506	8.66	to	8.56	960,598	0.93%	-6.45%	to	-7.11%
2015	0.95%	to	1.65%	118,995	9.26	to	9.22	1,099,419	0.00%	-7.40%	to	-7.84%	****
DE High-Yield Opportunities Fund: IC (DWHYOI)
2018			1.30%	34,618			19.77	684,311	5.91%			-5.62%
2017			1.30%	36,769			20.95	770,131	5.47%			5.89%
2016			1.30%	40,079			19.78	792,791	5.85%			12.01%
2015			1.30%	45,923			17.66	810,966	6.20%			-7.74%
2014			1.30%	47,405			19.14	907,332	5.78%			-1.77%
Fed Bond Fund - Class F Shares (FBDF)
2018	0.95%	to	2.05%	61,571	23.67	to	19.22	1,484,125	3.61%	-3.87%	to	-4.95%
2017	0.95%	to	2.05%	64,641	24.63	to	20.22	1,626,308	3.80%	5.61%	to	4.44%
2016	0.95%	to	2.05%	68,476	23.32	to	19.36	1,635,121	4.06%	7.21%	to	6.03%
2015	0.95%	to	2.05%	72,232	21.75	to	18.26	1,614,536	4.21%	-2.91%	to	-3.99%
2014	0.95%	to	2.05%	77,607	22.40	to	19.02	1,792,897	4.18%	4.76%	to	3.59%
Fed Equity Income Fund - Class F Shares (FEQIF)
2018			1.20%	626			14.31	8,959	1.36%			-13.01%
2017	1.20%	to	1.25%	1,838	16.45	to	16.31	30,082	1.83%	14.43%	to	14.37%
2016	1.20%	to	1.25%	1,838	14.38	to	14.26	26,297	2.06%	7.91%	to	7.86%
2015	1.20%	to	1.45%	2,479	13.32	to	12.82	32,678	1.77%	-6.79%	to	-7.02%
2014	1.20%	to	1.45%	2,459	14.29	to	13.79	34,787	1.47%	6.34%	to	6.07%
Fed High Yield Trust - Service Shares (FHYT)
2018	0.95%	to	1.90%	66,418	25.91	to	21.65	1,583,372	5.33%	-5.59%	to	-6.50%
2017	0.95%	to	1.90%	70,919	27.45	to	23.15	1,796,306	4.64%	6.42%	to	5.40%
2016	0.95%	to	1.90%	97,140	25.79	to	21.96	2,371,595	4.96%	13.39%	to	12.30%
2015	0.95%	to	1.90%	84,526	22.75	to	19.56	1,788,776	4.94%	-4.50%	to	-5.41%
2014	0.95%	to	1.90%	138,496	23.82	to	20.68	3,162,569	4.86%	3.06%	to	2.07%
Fed Intermediate Corporate Bond Fund: Service Shares (FIIF)
2018	0.95%	to	1.90%	11,498	18.38	to	15.42	198,523	2.85%	-1.68%	to	-2.63%
2017	0.95%	to	1.90%	14,555	18.70	to	15.84	255,459	2.83%	3.06%	to	2.08%
2016	0.95%	to	1.90%	16,228	18.14	to	15.51	278,392	2.99%	2.67%	to	1.69%
2015	0.95%	to	1.90%	17,742	17.67	to	15.26	297,152	3.38%	-1.26%	to	-2.21%
2014	0.95%	to	1.90%	46,777	17.90	to	15.60	821,606	3.56%	3.05%	to	2.06%
FID Capital & Income Fund (FCI)
2018			1.30%	1,250			147.31	184,140	4.75%			-7.01%
2017			1.30%	1,359			158.42	215,286	4.05%			10.20%
2016			1.30%	1,801			143.76	258,909	4.24%			9.30%
2015			1.30%	2,126			131.53	279,629	4.11%			-2.21%
2014			1.30%	2,534			134.50	340,824	4.19%			4.76%
FID Equity-Income Fund (FEI)
2018			1.30%	28,326			163.57	4,633,383	2.35%			-9.61%
2017			1.30%	31,047			180.96	5,618,364	2.02%			11.89%
2016			1.30%	34,104			161.73	5,515,808	2.50%			15.86%
2015			1.30%	40,068			139.59	5,593,199	3.52%			-4.78%
2014			1.30%	41,708			146.60	6,114,347	2.60%			7.27%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
2018			1.30%	69			41.25	$2,846	5.63%			-4.55%
2017			1.30%	69			43.21	2,982	5.37%			5.55%
2016			1.30%	69			40.94	2,825	5.49%			13.12%
2015			1.30%	69			36.19	2,497	6.61%			-4.88%
2014			1.30%	69			38.05	2,625	5.78%			-0.16%
FID Magellan(R) Fund (FMG)
2018			1.30%	113,180			52.73	5,968,526	0.56%			-6.84%
2017			1.30%	124,033			56.60	7,020,822	0.80%			24.88%
2016			1.30%	138,345			45.33	6,271,015	0.56%			3.88%
2015			1.30%	172,996			43.64	7,549,066	0.56%			2.70%
2014			1.30%	188,529			42.49	8,010,407	0.74%			12.59%
FID Puritan Fund (FPR)
2018			1.30%	112,567			57.29	6,448,696	1.53%			-5.42%
2017			1.30%	103,573			60.57	6,273,225	1.38%			17.21%
2016			1.30%	116,266			51.68	6,008,264	1.76%			3.67%
2015			1.30%	118,299			49.85	5,897,022	2.11%			0.45%
2014			1.30%	120,282			49.63	5,969,069	1.61%			9.31%
FID Advisor Balanced Fund: Class A (FABA)
2018	0.95%	to	1.50%	6,693	19.92	to	17.95	127,273	1.23%	-5.36%	to	-5.89%
2017	0.95%	to	1.50%	6,759	21.05	to	19.08	136,156	1.24%	14.99%	to	14.35%
2016	0.95%	to	1.50%	6,912	18.30	to	16.68	121,388	1.19%	5.91%	to	5.33%
2015	0.95%	to	1.50%	5,141	17.28	to	15.84	84,728	1.05%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	7,647	17.44	to	16.08	127,980	1.12%	8.79%	to	8.18%
FID Advisor Balanced Fund - Class M (FAB)
2018			1.30%	31,095			27.05	841,037	0.94%			-5.89%
2017			1.30%	36,522			28.74	1,049,605	0.88%			14.28%
2016			1.30%	71,592			25.15	1,800,335	0.98%			5.32%
2015			1.30%	70,241			23.88	1,677,086	0.87%			-1.53%
2014			1.30%	76,575			24.25	1,856,690	0.87%			8.16%
FID Advisor Equity Growth Fund: Class A (FAEGA)
2018	0.95%	to	1.65%	55,280	16.80	to	14.76	882,218	0.00%	-1.40%	to	-2.10%
2017	0.95%	to	1.65%	63,200	17.03	to	15.07	1,020,992	0.00%	33.57%	to	32.63%
2016	0.95%	to	1.65%	63,534	12.75	to	11.37	771,145	0.00%	-0.66%	to	-1.36%
2015	0.95%	to	1.65%	69,961	12.84	to	11.52	858,254	0.00%	5.73%	to	4.98%
2014	0.95%	to	1.65%	68,164	12.14	to	10.98	792,514	0.00%	9.85%	to	9.07%
FID Advisor Equity Income Fund: Class A (FAEIA)
2018	0.95%	to	1.90%	63,901	22.19	to	18.54	1,331,028	2.30%	-11.26%	to	-12.12%
2017	0.95%	to	1.90%	78,326	25.01	to	21.10	1,843,389	1.70%	11.23%	to	10.17%
2016	0.95%	to	1.90%	89,257	22.49	to	19.15	1,901,457	2.00%	16.45%	to	15.34%
2015	0.95%	to	1.90%	101,379	19.31	to	16.60	1,860,007	2.95%	-5.33%	to	-6.24%
2014	0.95%	to	1.90%	107,331	20.40	to	17.71	2,086,190	2.31%	7.37%	to	6.34%
FID Advisor Equity Income Fund - Class M (FAEI)
2018			1.30%	36,603			32.51	1,189,815	1.99%			-11.77%
2017			1.30%	47,085			36.84	1,734,666	1.47%			10.58%
2016			1.30%	50,422			33.32	1,679,949	1.72%			15.75%
2015			1.30%	55,331			28.79	1,592,708	2.68%			-5.85%
2014			1.30%	58,254			30.57	1,781,059	2.03%			6.72%
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
2018	0.95%	to	1.65%	180,351	9.54	to	9.29	1,698,786	1.25%	-15.87%	to	-16.47%
2017	0.95%	to	1.65%	195,457	11.34	to	11.12	2,195,778	1.31%	28.76%	to	27.85%
2016	0.95%	to	1.65%	182,467	8.80	to	8.70	1,597,555	1.16%	-6.17%	to	-6.83%
2015	0.95%	to	1.65%	222,466	9.38	to	9.34	2,083,123	1.18%	-6.17%	to	-6.61%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID Advisor Growth Opportunities Fund: Class A (FAGOA)
2018	0.95%	to	1.50%	30,026	22.19	to	20.00	$632,498	0.00%	12.99%	to	12.36%
2017	0.95%	to	1.50%	33,568	19.64	to	17.80	628,547	0.00%	33.41%	to	32.67%
2016	0.95%	to	1.50%	32,143	14.72	to	13.42	453,000	0.00%	-1.01%	to	-1.55%
2015	0.95%	to	1.50%	39,198	14.87	to	13.63	559,852	0.00%	3.84%	to	3.26%
2014	0.95%	to	1.50%	44,201	14.32	to	13.20	608,153	0.00%	10.63%	to	10.02%
FID Advisor Growth Opportunities Fund - Class M (FAGO)
2018			1.30%	85,469			36.66	3,132,940	0.00%			12.33%
2017			1.30%	90,186			32.63	2,943,047	0.00%			32.63%
2016			1.30%	85,084			24.61	2,093,521	0.00%			-1.57%
2015			1.30%	106,324			25.00	2,657,985	0.00%			3.23%
2014			1.30%	113,907			24.22	2,758,344	0.00%			9.99%
FID Advisor High Income Advantage Fund - Class M (FAHY)
2018	1.10%	to	1.90%	13,866	27.34	to	23.49	453,736	5.20%	-6.46%	to	-7.22%
2017	1.10%	to	1.90%	15,044	29.23	to	25.32	520,828	4.71%	10.14%	to	9.25%
2016	0.95%	to	1.90%	15,948	27.22	to	23.18	501,382	4.67%	12.39%	to	11.32%
2015	0.95%	to	1.90%	18,235	24.21	to	20.82	518,441	4.66%	-3.99%	to	-4.91%
2014	0.95%	to	1.90%	20,719	25.22	to	21.90	617,855	4.06%	2.88%	to	1.89%
FID Advisor Overseas Fund: Class A (FAOA)
2018	1.20%	to	1.50%	63	12.69	to	12.01	793	0.85%	-16.09%	to	-16.35%
2017	1.20%	to	1.50%	63	15.13	to	14.35	947	0.95%	28.09%	to	27.71%
2016	1.20%	to	1.50%	63	11.81	to	11.24	738	0.97%	-6.70%	to	-6.99%
2015	1.20%	to	1.50%	63	12.66	to	12.08	794	0.35%	2.39%	to	2.08%
2014	1.20%	to	1.50%	68	12.36	to	11.84	839	0.02%	-9.70%	to	-9.97%
FID Asset Manager 50% (FAM)
2018			1.30%	33,829			33.13	1,120,701	1.66%			-6.61%
2017			1.30%	40,100			35.47	1,422,505	1.41%			12.59%
2016			1.30%	42,107			31.51	1,326,723	1.56%			5.05%
2015			1.30%	43,694			29.99	1,310,552	1.77%			-1.73%
2014			1.30%	49,475			30.52	1,510,078	1.53%			4.11%
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.95%	to	1.65%	171,382	8.26	to	7.99	1,393,865	2.59%	-16.25%	to	-16.85%
2017	0.95%	to	1.65%	202,796	9.86	to	9.61	1,975,555	2.59%	15.59%	to	14.77%
2016	0.95%	to	1.65%	229,506	8.53	to	8.37	1,940,952	1.91%	6.16%	to	5.41%
2015	0.95%	to	1.65%	254,674	8.04	to	7.94	2,035,581	3.26%	-7.38%	to	-8.04%
2014	0.95%	to	1.65%	269,216	8.68	to	8.64	2,331,260	1.87%	-13.21%	to	-13.62%	****
FKL Balance Sheet Investment Fund: Class A (FRBSI)
2018	0.95%	to	1.65%	38,537	30.88	to	27.13	1,119,069	1.18%	-13.28%	to	-13.90%
2017	0.95%	to	1.65%	39,135	35.61	to	31.51	1,315,948	1.09%	11.37%	to	10.59%
2016	0.95%	to	1.65%	44,400	31.98	to	28.50	1,346,742	0.50%	19.31%	to	18.47%
2015	0.95%	to	1.65%	50,386	26.80	to	24.06	1,284,459	0.63%	-10.28%	to	-10.92%
2014	0.95%	to	1.65%	59,720	29.87	to	27.00	1,702,575	0.31%	-0.23%	to	-0.94%
TMPLT Foreign Fund - Class A (TFF)
2018	0.95%	to	1.65%	25,715	18.89	to	16.55	647,117	2.20%	-15.81%	to	-16.41%
2017	0.95%	to	1.65%	27,662	22.44	to	19.80	826,133	1.38%	15.97%	to	15.15%
2016	0.95%	to	1.65%	31,810	19.35	to	17.19	808,259	1.88%	10.57%	to	9.79%
2015	0.95%	to	1.65%	35,755	17.50	to	15.66	826,378	1.21%	-7.97%	to	-8.62%
2014	0.95%	to	1.65%	41,215	19.02	to	17.14	1,049,640	2.43%	-11.65%	to	-12.27%
FKL Mutual Series Fund Inc - Mutual Shares Fund - Class A (TMSF)
2018	0.95%	to	1.90%	121,736	24.84	to	20.75	3,055,225	1.55%	-10.04%	to	-10.91%
2017	0.95%	to	1.90%	135,171	27.61	to	23.29	3,785,210	1.96%	7.18%	to	6.16%
2016	0.95%	to	1.90%	158,078	25.76	to	21.94	4,135,990	2.08%	14.52%	to	13.42%
2015	0.95%	to	1.90%	166,821	22.50	to	19.34	3,821,268	1.67%	-5.01%	to	-5.92%
2014	0.95%	to	1.90%	183,117	23.68	to	20.56	4,434,449	2.81%	6.28%	to	5.26%
FKL Small-Mid Cap Growth Fund: Class A (FSCG)
2018	0.95%	to	1.80%	62,284	16.36	to	13.93	962,905	0.00%	-5.51%	to	-6.33%
2017	0.95%	to	1.80%	59,837	17.32	to	14.87	981,938	0.00%	20.38%	to	19.35%
2016	0.95%	to	1.80%	75,688	14.38	to	12.46	1,041,908	0.00%	3.34%	to	2.45%
2015	0.95%	to	1.80%	77,471	13.92	to	12.16	1,034,687	0.00%	-2.91%	to	-3.74%
2014	0.95%	to	1.80%	78,722	14.34	to	12.63	1,084,690	0.00%	6.51%	to	5.60%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson Balanced Fund: Class S (JBS)
2018	0.95%	to	1.65%	73,482	20.67	to	19.33	$1,485,943	1.45%	-0.69%	to	-1.40%
2017	0.95%	to	1.65%	58,276	20.82	to	19.60	1,188,936	1.63%	16.93%	to	16.11%
2016	0.95%	to	1.65%	62,729	17.80	to	16.88	1,096,926	1.84%	3.22%	to	2.49%
2015	0.95%	to	1.65%	70,702	17.25	to	16.47	1,201,478	1.26%	-0.73%	to	-1.43%
2014	0.95%	to	1.65%	70,464	17.37	to	16.71	1,208,627	1.68%	7.07%	to	6.31%
Janus Henderson Forty Fund - Class T (JAFRT)
2018	0.95%	to	1.90%	1,151,834	11.27	to	11.09	12,904,536	0.00%	0.35%	to	-0.62%
2017	0.95%	to	1.90%	1,317,073	11.23	to	11.16	14,755,516	0.78%	12.29%	to	11.57%	****
Janus Henderson Overseas Fund - Class S (JOS)
2018	0.95%	to	1.45%	4,306	9.35	to	8.91	39,382	0.48%	-16.40%	to	-16.83%
2017	0.95%	to	1.50%	5,658	11.18	to	10.67	61,690	1.66%	29.67%	to	28.95%
2016	0.95%	to	1.50%	5,883	8.62	to	8.27	49,701	0.68%	-8.06%	to	-8.57%
2015	0.95%	to	1.50%	7,958	9.38	to	9.05	73,342	3.20%	-9.68%	to	-10.18%
2014	0.95%	to	1.50%	11,462	10.39	to	10.07	116,990	0.41%	-14.75%	to	-15.23%
Janus Henderson Research Fund - Class T (JMERC)
2018	0.95%	to	2.05%	318,110	10.85	to	10.64	3,430,394	0.19%	-3.81%	to	-4.88%
2017	0.95%	to	2.05%	353,367	11.27	to	11.19	3,975,025	0.47%	12.75%	to	11.91%	****
Janus Henderson Global Research Fund - Class T (JWF)
2018	1.10%	to	1.45%	64,148	9.53	to	8.92	1,469,257	0.69%	-8.01%	to	-8.33%
2017	1.10%	to	1.45%	70,278	10.36	to	9.73	1,758,060	0.63%	25.36%	to	24.92%
2016	1.10%	to	1.45%	79,326	8.27	to	7.79	1,567,926	0.73%	0.79%	to	0.43%
2015	1.10%	to	1.45%	87,163	8.20	to	7.76	1,713,761	0.66%	-3.38%	to	-3.72%
2014	1.10%	to	1.45%	97,348	8.49	to	8.06	1,993,197	0.90%	6.07%	to	5.70%
Janus Henderson Global Research Fund - Class S (JWS)
2018	0.95%	to	1.65%	13,059	21.06	to	19.69	267,897	0.53%	-8.11%	to	-8.77%
2017	0.95%	to	1.65%	13,537	22.92	to	21.58	302,976	0.33%	25.25%	to	24.37%
2016	0.95%	to	1.65%	14,454	18.30	to	17.35	258,917	0.43%	0.66%	to	-0.04%
2015	0.95%	to	1.65%	16,594	18.18	to	17.36	295,844	0.61%	-3.48%	to	-4.17%
2014	0.95%	to	1.65%	15,065	18.84	to	18.12	279,454	0.66%	5.96%	to	5.21%
Lazard US Small-Mid Cap Equity Portfolio: Open Shares (LSC)
2018	0.95%	to	1.90%	57,855	34.17	to	28.54	2,052,527	0.02%	-14.32%	to	-15.15%
2017	0.95%	to	1.90%	78,640	39.88	to	33.64	3,264,625	0.27%	12.74%	to	11.67%
2016	0.95%	to	1.90%	80,865	35.37	to	30.12	2,988,076	0.38%	14.83%	to	13.73%
2015	0.95%	to	1.90%	99,677	30.81	to	26.49	3,220,163	0.01%	-3.40%	to	-4.32%
2014	0.95%	to	1.90%	93,866	31.89	to	27.69	3,149,797	0.00%	9.96%	to	8.90%
MFS(R) Strategic Income Fund: Class A (MSI)
2018			1.30%	59,905			19.26	1,153,477	3.00%			-3.66%
2017			1.30%	66,292			19.99	1,324,966	3.16%			4.31%
2016			1.30%	48,471			19.16	928,726	3.60%			6.44%
2015			1.30%	63,628			18.00	1,145,383	3.83%			-3.34%
2014			1.30%	67,591			18.62	1,258,816	4.16%			1.64%
NW Bond Fund - Institutional SC (NBF)
2018	0.95%	to	2.05%	15,659	21.13	to	17.15	1,103,185	3.04%	-0.86%	to	-1.97%
2017	0.95%	to	2.05%	23,410	21.31	to	17.50	1,506,534	2.68%	2.91%	to	1.77%
2016	0.95%	to	2.05%	24,945	20.71	to	17.19	1,572,200	2.37%	2.46%	to	1.32%
2015	0.95%	to	2.05%	21,593	20.22	to	16.97	1,255,278	2.53%	-0.82%	to	-1.92%
2014	0.95%	to	2.05%	21,922	20.38	to	17.30	1,296,391	3.55%	3.38%	to	2.23%
NW Bond Index Fund: Class A (NBIXA)
2018	0.95%	to	1.50%	14,410	17.14	to	15.49	232,791	2.18%	-1.70%	to	-2.24%
2017	0.95%	to	1.50%	19,639	17.44	to	15.84	319,947	1.94%	1.91%	to	1.35%
2016	0.95%	to	1.50%	35,640	17.11	to	15.63	588,621	1.93%	0.97%	to	0.41%
2015	0.95%	to	1.50%	22,073	16.94	to	15.57	353,897	1.81%	-1.09%	to	-1.64%
2014	0.95%	to	1.50%	22,202	17.13	to	15.83	361,672	2.06%	4.46%	to	3.88%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW Fund - Class A (NFA)
2018	0.95%	to	1.60%	42,664	18.48	to	17.55	$768,014	0.57%	-7.39%	to	-8.00%
2017	0.95%	to	1.60%	53,849	19.96	to	19.08	1,050,589	0.82%	18.77%	to	18.00%
2016	0.95%	to	1.60%	60,505	16.80	to	16.17	997,560	1.09%	10.25%	to	9.53%
2015	0.95%	to	1.60%	68,364	15.24	to	14.76	1,026,130	0.98%	-0.22%	to	-0.87%
2014	0.95%	to	1.60%	77,761	15.27	to	14.89	1,173,418	0.94%	10.90%	to	10.17%
NW Fund - Institutional SC (NF)
2018	0.95%	to	1.65%	28,542	19.14	to	16.77	2,422,628	0.97%	-7.17%	to	-7.83%
2017	0.95%	to	1.65%	27,173	20.62	to	18.19	2,772,873	1.08%	19.06%	to	18.22%
2016	0.95%	to	1.65%	30,263	17.32	to	15.39	2,663,845	1.33%	10.47%	to	9.69%
2015	0.95%	to	1.65%	30,566	15.68	to	14.03	2,700,680	1.23%	0.07%	to	-0.64%
2014	0.95%	to	1.65%	35,669	15.67	to	14.12	2,992,253	1.20%	11.11%	to	10.33%
NW Dynamic US Growth Fund - Class R6 (NGF)
2018	0.95%	to	1.35%	2,483	14.05	to	13.02	213,320	0.73%	-2.28%	to	-2.68%
2017	0.95%	to	1.35%	3,074	14.37	to	13.38	238,635	0.40%	25.95%	to	25.44%
2016	0.95%	to	1.45%	3,460	11.41	to	10.49	228,481	0.64%	2.26%	to	1.74%
2015	0.95%	to	1.45%	5,437	11.16	to	10.31	328,263	0.42%	4.05%	to	3.52%
2014	0.95%	to	1.45%	5,794	10.73	to	9.96	353,718	0.45%	13.43%	to	12.86%
NW Intnl Index Fund: Class A (NIIXA)
2018	1.10%	to	1.45%	284	12.80	to	12.00	3,591	3.11%	-15.04%	to	-15.35%
2017	1.10%	to	1.45%	284	15.07	to	14.17	4,229	2.64%	23.37%	to	22.94%
2016	1.10%	to	1.45%	284	12.21	to	11.53	3,431	2.67%	-0.55%	to	-0.90%
2015	1.10%	to	1.45%	284	12.28	to	11.63	3,452	2.27%	-2.24%	to	-2.59%
2014	1.10%	to	1.45%	284	12.56	to	11.94	3,533	2.72%	-7.16%	to	-7.49%
NW ID Aggressive Fund: SC (IDAS)
2018	0.95%	to	1.50%	59,103	18.00	to	16.26	997,398	2.03%	-11.02%	to	-11.52%
2017	0.95%	to	1.60%	63,687	20.23	to	18.06	1,215,807	2.21%	18.63%	to	17.85%
2016	0.95%	to	1.60%	76,082	17.05	to	15.32	1,229,574	1.84%	9.17%	to	8.46%
2015	0.95%	to	1.60%	84,163	15.62	to	14.13	1,249,353	1.46%	-3.56%	to	-4.19%
2014	0.95%	to	1.65%	88,686	16.19	to	14.64	1,369,144	1.66%	3.39%	to	2.66%
NW ID Conservative Fund: SC (IDCS)
2018	0.95%	to	1.50%	28,177	15.30	to	13.82	417,591	2.12%	-3.23%	to	-3.77%
2017	0.95%	to	1.50%	36,099	15.81	to	14.36	550,493	2.02%	4.75%	to	4.17%
2016	0.95%	to	1.50%	38,450	15.09	to	13.79	560,597	1.81%	3.63%	to	3.06%
2015	0.95%	to	1.50%	43,709	14.56	to	13.38	614,323	1.50%	-1.18%	to	-1.73%
2014	0.95%	to	1.50%	52,690	14.74	to	13.61	750,420	1.63%	2.58%	to	2.01%
NW ID Moderate Fund: SC (IDMS)
2018	0.95%	to	1.90%	159,027	17.43	to	14.62	2,595,713	2.11%	-7.45%	to	-8.34%
2017	0.95%	to	1.90%	180,567	18.83	to	15.95	3,199,096	2.21%	12.56%	to	11.49%
2016	0.95%	to	1.90%	214,185	16.73	to	14.31	3,392,428	2.02%	6.79%	to	5.77%
2015	0.95%	to	1.90%	252,181	15.67	to	13.53	3,754,404	1.42%	-2.53%	to	-3.47%
2014	0.95%	to	1.90%	270,666	16.07	to	14.01	4,148,832	1.73%	2.99%	to	2.01%
NW ID Moderately Aggressive Fund: SC (IDMAS)
2018	0.95%	to	1.90%	147,174	18.13	to	15.20	2,515,573	2.15%	-9.59%	to	-10.47%
2017	0.95%	to	1.90%	163,932	20.05	to	16.98	3,119,912	2.32%	16.53%	to	15.42%
2016	0.95%	to	1.90%	184,542	17.21	to	14.71	3,018,771	1.98%	8.26%	to	7.22%
2015	0.95%	to	1.90%	198,017	15.89	to	13.72	2,999,339	1.42%	-3.19%	to	-4.12%
2014	0.95%	to	1.90%	226,683	16.42	to	14.31	3,563,846	1.70%	3.26%	to	2.27%
NW ID Moderately Conservative Fund: SC (IDMCS)
2018	0.95%	to	1.60%	26,865	16.80	to	14.90	427,117	2.02%	-5.33%	to	-5.96%
2017	0.95%	to	1.60%	35,049	17.75	to	15.84	589,045	2.08%	8.50%	to	7.79%
2016	0.95%	to	1.60%	44,434	16.36	to	14.70	692,788	1.80%	5.20%	to	4.52%
2015	0.95%	to	1.60%	67,963	15.55	to	14.06	1,003,947	1.53%	-1.60%	to	-2.24%
2014	0.95%	to	1.60%	70,183	15.80	to	14.38	1,057,612	1.72%	2.92%	to	2.25%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW Mid Cap Market Index Fund: Class A (NMCIXA)
2018	0.95%	to	1.65%	23,398	29.83	to	26.21	$666,435	1.19%	-12.49%	to	-13.11%
2017	0.95%	to	1.65%	28,824	34.09	to	30.16	934,761	0.79%	14.35%	to	13.54%
2016	0.95%	to	1.65%	31,031	29.81	to	26.57	884,628	1.01%	18.74%	to	17.91%
2015	0.95%	to	1.65%	34,386	25.10	to	22.53	827,324	0.86%	-3.70%	to	-4.38%
2014	0.95%	to	1.65%	36,141	26.07	to	23.56	907,289	0.77%	8.04%	to	7.28%
NW Gov MM Fund - Investor Shares (MMF)
2018			1.30%	161,834	22.31	to	28.27	3,637,589	1.30%	0.00%	to	0.00%
2017			1.30%	215,314	22.31	to	28.27	4,809,527	0.32%	-0.97%	to	-0.97%
2016			1.30%	238,631	22.53	to	28.55	5,390,564	0.00%	-1.30%	to	-1.30%
2015			1.30%	246,868	28.92	to	22.82	5,654,922	0.00%	-1.30%	to	-1.30%
2014			1.30%	306,037	29.30	to	23.12	7,097,673	0.00%	-1.30%	to	-1.30%
NW Gov MM Fund - SC (MMFR)
2018	0.95%	to	1.90%	204,741	10.66	to	8.90	2,077,965	1.11%	0.16%	to	-0.80%
2017	0.95%	to	1.90%	202,838	10.64	to	8.98	2,059,930	0.19%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	267,666	10.72	to	9.13	2,756,374	0.00%	-0.95%	to	-1.89%
2015	0.95%	to	1.90%	289,326	10.82	to	9.31	3,018,509	0.00%	-0.95%	to	-1.90%
2014	0.95%	to	1.90%	308,529	10.93	to	9.49	3,260,465	0.00%	-0.95%	to	-1.90%
NW Dynamic US Growth Fund - Class A (NGFA)
2018	0.95%	to	1.45%	22,577	27.85	to	25.81	598,797	0.47%	-2.55%	to	-3.04%
2017	0.95%	to	1.45%	24,266	28.58	to	26.62	662,537	0.16%	25.65%	to	25.02%
2016	0.95%	to	1.45%	26,297	22.74	to	21.29	573,754	0.36%	1.97%	to	1.46%
2015	0.95%	to	1.45%	34,894	22.30	to	20.98	748,336	0.21%	3.62%	to	3.10%
2014	0.95%	to	1.45%	32,918	21.52	to	20.35	683,482	0.18%	13.11%	to	12.54%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018			1.30%	72,796			19.89	1,447,944	1.50%			-10.05%
2017			1.30%	72,036			22.11	1,592,849	1.61%			16.89%
2016			1.30%	67,594			18.92	1,278,616	1.47%			8.05%
2015			1.30%	84,998			17.51	1,488,064	1.36%			-2.29%
2014			1.30%	98,227			17.92	1,759,882	1.68%			3.62%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018			1.30%	43,920			13.82	606,779	1.58%			-3.09%
2017			1.30%	69,092			14.26	984,947	1.97%			4.31%
2016			1.30%	69,909			13.67	955,392	2.46%			2.91%
2015			1.30%	54,185			13.28	719,551	1.91%			-1.04%
2014			1.30%	45,138			13.42	605,703	2.41%			2.54%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.95%	to	1.45%	152,818	18.81	to	17.91	2,669,323	1.80%	-6.58%	to	-7.06%
2017	0.95%	to	1.45%	160,285	20.14	to	19.27	3,009,770	1.82%	11.86%	to	11.29%
2016	0.95%	to	1.45%	158,259	18.00	to	17.31	2,667,457	1.84%	6.13%	to	5.59%
2015	0.95%	to	1.45%	178,303	16.96	to	16.40	2,841,775	1.52%	-1.28%	to	-1.78%
2014	0.95%	to	1.45%	193,361	17.18	to	16.69	3,132,038	1.74%	4.18%	to	3.66%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018			1.30%	169,524	19.04			3,226,909	1.60%			-8.93%
2017			1.30%	184,151	20.90			3,849,176	1.67%			15.17%
2016			1.30%	192,578	18.15			3,495,229	1.79%			7.08%
2015			1.30%	198,100	16.95			3,357,880	1.45%			-2.02%
2014			1.30%	199,795	17.30			3,456,443	1.75%			3.59%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018			1.30%	51,175	15.80			808,412	1.98%			-4.99%
2017			1.30%	48,725	16.63			810,137	1.99%			7.80%
2016			1.30%	45,703	15.42			704,939	1.88%			4.33%
2015			1.30%	57,213	14.78			845,827	1.63%			-1.33%
2014			1.30%	64,027	14.98			959,325	1.80%			3.38%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
2018	1.15%	to	1.30%	34,099	10.60	to	10.43	355,728	1.11%	-17.63%	to	-17.76%
2017	1.15%	to	1.45%	31,516	12.87	to	12.49	399,786	1.03%	24.10%	to	23.72%
2016	1.15%	to	1.45%	28,854	10.37	to	10.10	295,390	1.23%	-3.59%	to	-3.88%
2015	1.15%	to	1.45%	25,950	10.75	to	10.51	275,949	0.14%	-1.80%	to	-2.10%
2014	1.20%	to	1.45%	19,793	10.91	to	10.73	214,687	2.09%	-2.54%	to	-2.78%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW S&P 500 Index Fund: SC (NIXR)
2018	0.95%	to	2.05%	192,082	18.41	to	14.95	$3,650,570	1.57%	-5.90%	to	-6.95%
2017	0.95%	to	2.05%	208,153	19.57	to	16.07	4,201,831	1.40%	20.02%	to	18.69%
2016	0.95%	to	2.05%	215,301	16.30	to	13.54	3,611,084	1.56%	10.28%	to	9.06%
2015	0.95%	to	2.05%	218,846	14.78	to	12.41	3,308,197	1.81%	-0.12%	to	-1.23%
2014	0.95%	to	2.05%	216,291	14.80	to	12.57	3,296,759	1.42%	11.98%	to	10.74%
NW Small Cap Index Fund: Class A (NSCIXA)
2018	0.95%	to	1.65%	15,457	25.56	to	22.46	373,302	0.72%	-12.29%	to	-12.92%
2017	0.95%	to	1.65%	17,694	29.15	to	25.79	489,052	0.71%	12.89%	to	12.10%
2016	0.95%	to	1.65%	21,570	25.82	to	23.01	532,653	1.11%	19.68%	to	18.84%
2015	0.95%	to	1.65%	22,349	21.57	to	19.36	461,417	0.91%	-5.72%	to	-6.39%
2014	0.95%	to	1.65%	23,429	22.88	to	20.68	514,247	0.69%	3.47%	to	2.74%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	1.10%	to	1.40%	13,396	14.46	to	14.05	190,108	1.83%	-16.62%	to	-16.88%
2017	1.10%	to	1.40%	16,526	17.35	to	16.90	281,804	2.00%	21.37%	to	21.00%
2016	1.10%	to	1.40%	17,854	14.29	to	13.96	251,446	1.96%	0.01%	to	-0.30%
2015	1.10%	to	1.40%	21,806	14.29	to	14.01	307,675	2.03%	-4.96%	to	-5.25%
2014	1.15%	to	1.40%	17,903	14.99	to	14.78	266,149	3.63%	-9.20%	to	-9.43%
NW Inflation-Protected Securities Fund - Institutional SC (NIPSIS)
2018	0.95%	to	1.90%	138,247	9.78	to	9.68	1,347,143	1.77%	-2.57%	to	-3.51%
2017	0.95%	to	1.90%	170,374	10.04	to	10.03	1,709,312	0.60%	0.35%	to	0.28%	****
NB Genesis Fund - Trust Class (NBGST)
2018	0.95%	to	1.90%	119,203	52.94	to	44.23	6,148,037	0.00%	-7.63%	to	-8.52%
2017	0.95%	to	1.90%	137,963	57.32	to	48.35	7,720,565	0.08%	14.40%	to	13.31%
2016	0.95%	to	1.90%	150,005	50.10	to	42.67	7,355,369	0.05%	16.94%	to	15.82%
2015	0.95%	to	1.90%	169,278	42.84	to	36.84	7,120,997	0.05%	-0.80%	to	-1.75%
2014	0.95%	to	1.90%	197,254	43.19	to	37.50	8,399,981	0.05%	-1.25%	to	-2.20%
NB Guardian Fund - Investor Class (NBGF)
2018			1.30%	28,044			41.31	1,158,495	0.58%			-8.14%
2017			1.30%	31,558			44.97	1,419,226	0.62%			23.58%
2016			1.30%	35,051			36.39	1,275,509	0.62%			7.78%
2015			1.30%	40,821			33.76	1,378,305	0.63%			-6.00%
2014			1.30%	46,519			35.92	1,670,910	0.71%			7.85%
NB Guardian Fund - Trust Class (NBGT)
2018	0.95%	to	1.45%	7,659	22.51	to	20.48	164,652	0.43%	-8.02%	to	-8.48%
2017	0.95%	to	1.45%	8,075	24.47	to	22.38	189,241	0.74%	23.92%	to	23.30%
2016	0.95%	to	1.45%	8,235	19.75	to	18.15	156,138	0.90%	8.02%	to	7.48%
2015	0.95%	to	1.45%	8,668	18.28	to	16.89	152,499	0.65%	-5.89%	to	-6.37%
2014	0.95%	to	1.45%	10,285	19.43	to	18.04	192,786	0.84%	8.11%	to	7.56%
NB Large Cap Value Fund - Investor Class (PF)
2018			1.30%	35,961			59.75	2,148,631	1.62%			-2.23%
2017			1.30%	40,916			61.11	2,500,429	1.21%			11.93%
2016			1.30%	48,012			54.60	2,621,364	0.69%			26.56%
2015			1.30%	53,703			43.14	2,316,695	1.01%			-13.44%
2014			1.30%	61,190			49.84	3,049,634	0.79%			9.57%
NB Large Cap Value Fund - Trust Class (NBPT)
2018	0.95%	to	1.90%	3,540	23.81	to	19.89	80,203	1.34%	-2.09%	to	-3.04%
2017	0.95%	to	1.90%	6,076	24.32	to	20.51	141,094	1.05%	12.14%	to	11.07%
2016	0.95%	to	1.90%	6,564	21.69	to	18.47	135,933	1.28%	26.88%	to	25.67%
2015	0.95%	to	1.90%	5,871	17.09	to	14.70	96,170	1.34%	-13.34%	to	-14.18%
2014	0.95%	to	1.90%	8,599	19.72	to	17.12	163,108	0.78%	9.77%	to	8.72%
NB - SD Bond Fund - Investor Class (NLMB)
2018			1.30%	18,154			14.58	264,744	2.01%			-0.21%
2017			1.30%	21,569			14.61	315,191	1.38%			-0.56%
2016			1.30%	24,214			14.70	355,841	1.15%			-0.53%
2015			1.30%	32,995			14.77	487,476	1.03%			-1.04%
2014			1.30%	35,390			14.93	528,346	1.22%			-0.86%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NB Sustainable Equity Fund: Trust Class (NBSRT)
2018	0.95%	to	1.50%	48,027	25.29	to	23.31	$1,172,452	0.24%	-6.87%	to	-7.39%
2017	0.95%	to	1.50%	55,596	27.16	to	25.17	1,460,320	0.44%	17.27%	to	16.62%
2016	0.95%	to	1.50%	59,715	23.16	to	21.58	1,339,468	1.05%	8.84%	to	8.24%
2015	0.95%	to	1.50%	63,610	21.28	to	19.94	1,310,738	0.97%	-1.50%	to	-2.05%
2014	0.95%	to	1.50%	72,694	21.60	to	20.36	1,525,962	0.97%	9.23%	to	8.63%
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	0.95%	to	1.90%	362,852	11.91	to	11.39	4,254,538	0.77%	-14.22%	to	-15.05%
2017	0.95%	to	1.90%	398,744	13.89	to	13.41	5,468,805	0.71%	35.03%	to	33.74%
2016	0.95%	to	1.90%	404,756	10.29	to	10.02	4,125,681	0.78%	-1.10%	to	-2.05%
2015	0.95%	to	1.90%	456,661	10.40	to	10.23	4,722,614	1.07%	2.69%	to	1.70%
2014	0.95%	to	1.90%	488,575	10.13	to	10.06	4,937,267	0.87%	1.28%	to	0.63%	****
Oppenheimer CAF: Class A (OCAF)
2018	0.95%	to	1.80%	61,506	14.74	to	12.59	859,493	0.00%	-6.86%	to	-7.66%
2017	0.95%	to	1.80%	65,518	15.82	to	13.64	986,720	0.01%	25.33%	to	24.26%
2016	0.95%	to	1.80%	80,925	12.62	to	10.97	980,769	0.07%	-3.27%	to	-4.09%
2015	0.95%	to	1.80%	85,139	13.05	to	11.44	1,071,507	0.00%	2.24%	to	1.36%
2014	0.95%	to	1.80%	95,301	12.77	to	11.29	1,177,144	0.00%	13.97%	to	13.00%
Oppenheimer Global Fund: Class A (OGF)
2018	0.95%	to	1.90%	54,197	21.90	to	18.29	2,800,520	0.39%	-14.38%	to	-15.21%
2017	0.95%	to	1.90%	61,971	25.58	to	21.57	3,770,154	0.56%	34.95%	to	33.66%
2016	0.95%	to	1.90%	69,088	18.95	to	16.14	3,128,798	0.65%	-0.79%	to	-1.74%
2015	0.95%	to	1.90%	80,907	19.10	to	16.43	3,794,604	0.61%	2.90%	to	1.92%
2014	0.95%	to	1.90%	90,170	18.56	to	16.12	4,215,926	0.79%	1.09%	to	0.12%
Oppenheimer Global Strategic Income Fund: Class A (OSI)
2018	0.95%	to	1.60%	20,136	21.58	to	19.14	411,565	5.01%	-5.60%	to	-6.22%
2017	0.95%	to	1.60%	19,650	22.86	to	20.41	427,032	4.25%	5.21%	to	4.52%
2016	0.95%	to	1.60%	20,954	21.73	to	19.53	433,723	3.82%	5.35%	to	4.66%
2015	0.95%	to	1.60%	25,507	20.63	to	18.66	502,605	4.27%	-3.27%	to	-3.91%
2014	0.95%	to	1.60%	27,143	21.33	to	19.42	553,714	4.56%	1.66%	to	0.99%
PIMCO Total Return Fund: Class A (PMTRA)
2018	0.95%	to	1.80%	66,710	21.08	to	18.01	1,336,418	2.73%	-1.55%	to	-2.40%
2017	0.95%	to	1.80%	75,694	21.41	to	18.46	1,545,824	2.27%	3.75%	to	2.86%
2016	0.95%	to	1.80%	81,775	20.64	to	17.94	1,613,321	2.58%	1.24%	to	0.38%
2015	0.95%	to	1.80%	99,941	20.38	to	17.88	1,947,868	2.46%	-0.63%	to	-1.48%
2014	0.95%	to	1.80%	122,077	20.51	to	18.14	2,404,699	3.61%	3.29%	to	2.40%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2018	0.95%	to	1.50%	4,083	13.59	to	13.40	55,117	0.00%	1.28%	to	0.71%
2017	0.95%	to	1.50%	3,669	13.42	to	13.31	49,053	0.25%	29.73%	to	29.01%
2016	0.95%	to	1.50%	4,597	10.34	to	10.32	47,506	0.01%	3.44%	to	3.17%	****
Putnam Intnl Equity Fund: Class A (PUIGA)
2018	1.45%	to	1.50%	265	17.11	to	16.98	4,534	1.72%	-20.54%	to	-20.58%
2017	1.45%	to	1.50%	265	21.53	to	21.37	5,705	0.36%	24.64%	to	24.58%
2016	1.45%	to	1.50%	265	17.28	to	17.16	4,578	3.01%	-4.11%	to	-4.16%
2015	1.45%	to	1.50%	265	18.02	to	17.90	4,774	2.50%	-1.33%	to	-1.38%
2014	1.45%	to	1.50%	265	18.26	to	18.15	4,838	0.88%	-8.18%	to	-8.22%
Virtus Strategic Allocation Fund - Class A (PBF)
2018			1.30%	14,653			29.96	438,998	1.25%			-7.21%
2017			1.30%	24,077			32.29	777,376	1.45%			18.17%
2016			1.30%	25,408			27.32	694,189	1.47%			-0.86%
2015			1.30%	37,097			27.56	1,022,305	1.70%			-5.24%
2014			1.30%	38,495			29.08	1,119,436	2.08%			3.30%
Waddell & Reed Advisors Small Cap Fund - Class A (obsolete) (WRASCA)
2017	0.95%	to	1.60%	12,305	41.28	to	37.48	487,363	0.00%	22.58%	to	21.78%
2016	0.95%	to	1.60%	9,896	33.68	to	30.78	320,990	0.00%	12.35%	to	11.61%
2015	0.95%	to	1.60%	11,537	29.98	to	27.58	333,887	0.00%	-2.95%	to	-3.59%
2014	0.95%	to	1.60%	17,485	30.89	to	28.61	525,726	0.00%	1.89%	to	1.22%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Small Cap Growth Fund - Class A (WRSCGA)
2018	0.95%	to	1.50%	37,612	9.07	to	9.03	$340,483	0.00%	-9.25%	to	-9.68%	****
WF Common Stock Fund - Class A (SACSA)
2018	0.95%	to	1.90%	151,992	11.38	to	11.04	1,711,553	0.00%	-10.81%	to	-11.67%
2017	0.95%	to	1.90%	168,587	12.76	to	12.50	2,135,604	0.00%	16.44%	to	15.33%
2016	0.95%	to	1.90%	183,270	10.96	to	10.83	2,000,462	0.00%	12.89%	to	11.81%
2015	0.95%	to	1.90%	214,900	9.71	to	9.69	2,084,869	0.00%	-2.92%	to	-3.10%	****
WF Enterprise Fund - Class A (WFENAD)
2018	0.95%	to	1.50%	7,187	12.13	to	11.92	86,176	0.00%	-6.93%	to	-7.45%
2017	0.95%	to	1.50%	8,621	13.04	to	12.88	111,417	0.00%	27.29%	to	26.59%
2016	0.95%	to	1.50%	9,247	10.24	to	10.17	94,264	0.00%	3.16%	to	2.59%
2015	0.95%	to	1.50%	12,247	9.93	to	9.92	121,503	0.00%	-0.73%	to	-0.83%	****
WF Growth Fund - Class A (SGRA)
2018	0.95%	to	1.45%	53,322	13.07	to	12.86	691,673	0.00%	-0.82%	to	-1.32%
2017	0.95%	to	1.45%	57,358	13.18	to	13.03	752,060	0.00%	33.32%	to	32.65%
2016	0.95%	to	1.45%	60,714	9.89	to	9.83	598,535	0.00%	-1.87%	to	-2.36%
2015	0.95%	to	1.50%	99,943	10.07	to	10.06	1,006,382	0.00%	0.73%	to	0.63%	****
WF Large Cap Core Fund - Class A (WFLCCA)
2018	0.95%	to	1.45%	9,994	11.60	to	11.41	114,783	0.83%	-9.60%	to	-10.06%
2017	0.95%	to	1.45%	10,573	12.83	to	12.69	134,768	0.91%	22.06%	to	21.44%
2016	0.95%	to	1.45%	7,725	10.51	to	10.45	80,912	0.65%	7.32%	to	6.78%
2015	0.95%	to	1.45%	12,525	9.80	to	9.79	122,636	0.30%	-2.04%	to	-2.14%	****
WF Large Cap Growth Fund - Class A (WFLGA)
2018			1.30%	168,676			12.36	2,084,407	0.00%			-0.68%
2017			1.30%	192,578			12.44	2,396,121	0.00%			31.20%
2016			1.30%	216,400			9.48	2,052,282	0.00%			-3.74%
2015			1.30%	228,435			9.85	2,250,511	0.00%			-1.48%	****
WF Intrinsic Value Fund - Administrative Class (WFAIVD)
2018			1.30%	34,873			14.52	506,253	1.04%			-6.75%
2017			1.30%	43,904			15.57	683,527	0.69%			14.35%
2016			1.30%	48,317			13.61	657,824	1.29%			6.04%
2015			1.30%	59,399			12.84	762,638	1.09%			-1.91%
2014			1.30%	62,337			13.09	815,959	0.77%			9.09%
Putnam Voyager Fund - Class A (obsolete) (PVF)
2015	0.95%	to	1.50%	3,394	22.29	to	20.77	73,121	0.57%	-7.14%	to	-7.66%
2014	0.95%	to	1.50%	8,009	24.00	to	22.49	186,858	0.36%	8.51%	to	7.91%
WF Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)
2014	0.95%	to	1.90%	75,814	26.22	to	22.76	2,475,530	0.00%	4.94%	to	3.93%
WF Advantage Funds - Enterprise Fund: Investor Class (obsolete) (SE)
2014	0.95%	to	1.50%	9,605	17.47	to	17.15	165,979	0.00%	1.00%	to	0.44%
WF Advantage Funds - WF Advantage Growth Fund: Investor Class (obsolete) (SGR)
2014	0.95%	to	1.50%	39,295	28.87	to	27.13	1,108,907	0.00%	2.61%	to	2.04%
Janus Fund: Class T (obsolete) (JF)
2016	0.95%	to	2.05%	137,438	10.54	to	8.75	3,440,453	0.21%	-0.48%	to	-1.58%
2015	0.95%	to	2.05%	152,297	10.59	to	8.89	3,856,957	1.44%	4.22%	to	3.06%
2014	0.95%	to	2.05%	167,322	10.16	to	8.63	4,062,395	1.52%	11.71%	to	10.47%
WF Advantage Funds - Large Cap Core: Investor Class (obsolete) (WFLCCI)
2014	0.95%	to	1.45%	9,060	20.81	to	20.35	187,460	0.12%	13.21%	to	12.63%
WF Advantage Funds - WF Advantage Large Cap Growth Fund: Investor Class (obsolete) (STR)
2014			1.30%	54,330			43.13	2,343,048	0.00%			7.95%
Janus Twenty Fund: Class T (obsolete) (JTF)
2016	0.95%	to	1.90%	270,720	13.01	to	11.08	13,034,606	0.97%	2.92%	to	1.94%
2015	0.95%	to	1.90%	312,178	12.64	to	10.87	14,880,691	0.45%	3.94%	to	2.94%
2014	0.95%	to	1.90%	353,227	12.16	to	10.55	16,372,264	1.37%	7.91%	to	6.87%
FID VIPs Fund - VIP Overseas Portfolio: SC 2R (obsolete) (FO2R)
2014	0.95%	to	1.65%	118,806	15.61	to	14.47	1,789,185	1.11%	-9.18%	to	-9.82%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW Gov Bond Fund - Institutional SC (obsolete) (NGBF)
2016	0.95%	to	1.90%	94,820	17.95	to	15.29	$1,778,600	1.64%	-0.99%	to	-1.93%
2015	0.95%	to	1.90%	111,217	18.13	to	15.59	2,124,583	1.64%	-1.04%	to	-1.98%
2014	0.95%	to	1.90%	119,423	18.32	to	15.90	2,319,621	1.55%	3.12%	to	2.13%
AC VP Inc - AC VP Intnl Fund: Class IV (obsolete) (ACVI4)
2014	0.95%	to	1.65%	72,889	17.41	to	16.14	1,223,037	1.56%	-6.55%	to	-7.21%

2018	Reserves for annuity contracts in payout phase:								$25,661
2018	Contract Owners’ Equity:								$165,525,278
2017	Reserves for annuity contracts in payout phase:								$30,495
2017	Contract Owners’ Equity:								$197,413,249
2016	Reserves for annuity contracts in payout phase:								$1,244
2016	Contract Owners’ Equity:								$184,550,599
2015	Reserves for annuity contracts in payout phase:								$1,176
2015	Contract Owners’ Equity:								$195,095,152
2014	Reserves for annuity contracts in payout phase:								$1,353
2014	Contract Owners’ Equity:								$214,532,800
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "amcentfpa99h2"
2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "dreyfusfpa99h3.htm"
3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "fidifpa99h5.htm"
4)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "frankfpa99h8.htm"
5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
6)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "oppenfpa99h14.htm"
7)	Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "aberdeenfpa.htm"
8)	Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "invescofpa.htm"
9)	Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "americancenturyfpa.htm"
10)	Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "delawareretailfpa"
11)	Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "dreyfusfpa.htm"
12)	Dealer Agreement with Federated Securities Corp., dated October 26, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "federatedfpa.htm"
13)	Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "fidelityfpa.htm"
14)	Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "franklintempletonfpa.htm"
15)	Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "nationwidefpa.htm"

16)	Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "janusfpa.htm"
17)	Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "lazardretailfpa.htm"
18)	Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "neubergerbermanfpa.htm"
19)	Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, with post effective amendment number 55 of registration statement (002-58043) under document "oppenheimerfpa.htm"
20)	Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "virtusfpa.htm"
21)	Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "wellsfargofpa.htm"
22)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, filed on April 16, 2015, with post effective amendment number 15 of registration statement (333-149213) under document "mfsfpa.htm"
9)	Opinion of Counsel – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie

Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.

Company	Jurisdiction of Domicile	Brief Description of Business
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 4,443 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C

Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact